   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 21, 2013.

                                                              FILE NO. 333-83057

                                                                       811-07329

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 29                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 176                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                  SUN-JIN MOON
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 BROAD STREET
                                NEWARK, NJ 07102

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/X/    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              , 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A of Post-Effective Amendment No. 29 is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 (File No. 333-83057), as filed on April 22, 2013. A Supplement to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 29 does not supersede Post-Effective Amendment No. 28 as filed on April 22, 2013.

                                     PART A

                         SUPPLEMENT TO YOUR PROSPECTUS

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the "Board") on June 18, 2013, the Board approved certain changes to the Hartford Money Market HLS Fund (the "Fund"). Specifically, the Board approved, among other things, changes to the Fund's name, investment objective and principal investment strategy.

Effective on or about October 21, 2013, the Fund will: (i) cease to operate as a money market fund; (ii) no longer seek to maintain a stable $1.00 NAV per share (the NAV will fluctuate daily); and (iii) be renamed the Hartford Ultrashort Bond HLS Fund, and be managed as an ultra-short bond fund.

Any policy or rider provision or administrative program that requires Policy Value to be allocated to a money market fund will utilize the Fidelity VIP Money Market Fund effective on or after September 16, 2013. Any Policy Value allocated to the Hartford Money Market HLS Fund prior to September 16, 2013 pursuant to a contractual provision that requires Policy Value to be allocated to a money market fund can remain in the Fund and will not be automatically transferred to the Fidelity VIP Money Market Fund.

I. NAME CHANGE -- HARTFORD MONEY MARKET HLS FUND

The name of the Hartford Money Market HLS Fund will change to the Hartford Ultrashort Bond HLS Fund. Any reference in your Prospectus to the Fund will be deleted and replaced with the Hartford Ultrashort Bond HLS Fund.

II. FUND OBJECTIVE AND INVESTMENT ADVISER/SUB-ADVISER CHANGE

Under "The Funds" section of your prospectus, the information for the Hartford Money Market HLS Fund in the table is deleted and replaced with the following:

FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                   INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford Ultrashort Bond HLS      Seeks total return and income consistent with           Hartford Funds Management Company, LLC
Fund -- Class IA                  preserving capital and maintaining liquidity.           Sub-advised by Wellington Management
                                                                                          Company, LLP

III. FUND ADD -- FIDELITY VIP MONEY MARKET FUND

Effective on or about September 16, 2013, the Fidelity VIP Money Market Fund Sub-Account is added as an investment option under your Policy.

The following fund fees are added to the "Investment Management Fees and Other Expenses" table of your prospectus:

                                                                 DISTRIBUTION
                                                                    AND/OR                                          TOTAL
                                                                    SERVICE                                        ANNUAL
                                          MANAGEMENT                (12B-1)                  OTHER                OPERATING
UNDERLYING FUND                               FEE                    FEES                  EXPENSES               EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Fund --
Service Class                                0.17%                   0.10%                   0.09%                  0.36%

The following fund objective is added to the table under "The Funds" section your prospectus:

FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                   INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Fund    Seeks as high a level of current income as is           Fidelity Management & Research Company
-- Service Class                  consistent with preservation of capital and liquidity.  Sub-advised by Fidelity Investments
                                                                                          Money Market, Inc. and other Fidelity
                                                                                          affiliates

IV. ALLOCATION OF PREMIUM PAYMENTS AND INITIAL NET PREMIUM

The sections "Allocation of Premium Payments" and "Initial Net Premium" are deleted and replaced with the following:

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. With respect to any initial premium payment received before the issuance of the Policy and any premium payment that is not in good order, we may temporarily hold the Premium in a suspense account and we may earn interest on such amount. You will not be credited interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.

After the Policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and prior to September 16, 2013 will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and on or after September 16, 2013 will be applied to the Fidelity VIP Money Market Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Effective on or after October 21, 2013, the Hartford Money Market HLS Fund will be renamed the Hartford Ultrashort Bond HLS Fund. Any Policy Value still allocated to the Hartford Money Market HLS Fund on or after October 21, 2013 pursuant to the Free-Look Period, will remain in the Hartford Ultrashort Bond HLS Fund until the end of the Free-Look Period.

Upon expiration of the Free-Look Period, we will automatically allocate the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

V. ACCUMULATION UNITS

Under the "Accumulation Units" section of your Prospectus, under the second paragraph, the reference to the Hartford Money Market Sub-Account is deleted and replaced with the Money Market Fund Sub-Account.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7612-13

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG PROTECTOR VARIABLE UNIVERSAL LIFE (SERIES I)
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2013 AS AMENDED OCTOBER 21, 2013



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2013 AS AMENDED OCTOBER 21, 2013

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies. Prudential is a New Jersey domiciled life insurance company with offices located in Newark, New Jersey. Prudential's mailing address is 213 Washington Street, Newark, NJ 07102. Prudential is ultimately controlled by Prudential Financial, Inc.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 10, 2013, except for Note 15, as to which the date is October 21, 2013(which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2012: $46,815,615; 2011:
$48,792,974; and 2010: $19,319,302. HESCO did not retain any of these underwriting commissions.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the Prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a Policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of Policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected Policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a Policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each Policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your Policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a Policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first Policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a Policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your Policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new Policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, Policy duration, and account value. All of these Policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account for year ended December 31, 2012 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL              SMALL/MID-CAP              INTERNATIONAL
                                             VALUE PORTFOLIO            VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 912,262                    539,259                    195,441
                                               ===========                ===========                 ==========
  Cost                                         $19,499,763                 $9,142,660                 $4,339,255
                                               ===========                ===========                 ==========
  Market value                                 $11,713,438                 $9,480,180                 $3,314,686
 Due from Sponsor Company                            9,584                      6,802                      1,721
 Receivable from fund shares sold                       --                         --                         --
 Other assets                                           --                         --                         --
                                               -----------                -----------                 ----------
 Total assets                                   11,723,022                  9,486,982                  3,316,407
                                               -----------                -----------                 ----------
LIABILITIES:
 Due to Sponsor Company                                 --                         --                         --
 Payable for fund shares purchased                   9,584                      6,802                      1,721
 Other liabilities                                      --                          1                         --
                                               -----------                -----------                 ----------
 Total liabilities                                   9,584                      6,803                      1,721
                                               -----------                -----------                 ----------
NET ASSETS:
 For contract liabilities                      $11,713,438                 $9,480,179                 $3,314,686
                                               ===========                ===========                 ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,495,801                    647,465                    364,847
 Minimum unit fair value #*                      $7.830881                 $14.642002                  $9.085135
 Maximum unit fair value #*                      $7.830881                 $14.642002                  $9.085135
 Contract liability                            $11,713,438                 $9,480,179                 $3,314,686

                                            INVESCO V.I.          INVESCO V.I.
                                                CORE             INTERNATIONAL
                                            EQUITY FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               58,016               128,464
                                             ==========            ==========
  Cost                                       $1,513,031            $3,238,153
                                             ==========            ==========
  Market value                               $1,748,601            $3,857,780
 Due from Sponsor Company                           805                 5,167
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 1,749,406             3,862,947
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                  805                 5,167
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                  805                 5,167
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,748,601            $3,857,780
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   99,757               361,159
 Minimum unit fair value #*                  $17.528629            $10.681661
 Maximum unit fair value #*                  $17.528629            $10.681661
 Contract liability                          $1,748,601            $3,857,780

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          INVESCO V.I.
                                            INVESCO V.I.           INVESCO V.I.           BALANCED RISK
                                            MID CAP CORE             SMALL CAP             ALLOCATION
                                             EQUITY FUND            EQUITY FUND               FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,176,049                273,064                451,095
                                             ===========            ===========            ===========
  Cost                                       $15,123,090             $3,869,942             $5,389,534
                                             ===========            ===========            ===========
  Market value                               $14,947,579             $5,103,557             $5,706,345
 Due from Sponsor Company                          6,079                  8,672                    861
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                 14,953,658              5,112,229              5,707,206
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                 6,079                  8,672                    861
 Other liabilities                                    --                      1                     --
                                             -----------            -----------            -----------
 Total liabilities                                 6,079                  8,673                    861
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $14,947,579             $5,103,556             $5,706,345
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   796,689                327,010                463,551
 Minimum unit fair value #*                   $18.762126             $15.606747             $12.310062
 Maximum unit fair value #*                   $18.762126             $15.606747             $12.310062
 Contract liability                          $14,947,579             $5,103,556             $5,706,345

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP
                                                ASSET               INCOME AND
                                           ALLOCATION FUND          GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             4,450,052              4,581,415
                                             ===========            ===========
  Cost                                       $72,833,889            $47,837,280
                                             ===========            ===========
  Market value                               $81,480,458            $45,676,706
 Due from Sponsor Company                         11,486                 15,165
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                      1
                                             -----------            -----------
 Total assets                                 81,491,944             45,691,872
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                11,486                 15,165
 Other liabilities                                     1                     --
                                             -----------            -----------
 Total liabilities                                11,487                 15,165
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $81,480,457            $45,676,707
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 4,406,802              2,711,948
 Minimum unit fair value #*                   $18.489702             $16.842764
 Maximum unit fair value #*                   $18.489702             $16.842764
 Contract liability                          $81,480,457            $45,676,707

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             5,099,772              2,401,424               3,198,901
                                             ===========            ===========            ============
  Cost                                       $57,524,292            $40,439,643            $157,979,691
                                             ===========            ===========            ============
  Market value                               $56,964,455            $56,289,379            $193,373,547
 Due from Sponsor Company                         20,343                 14,863                  46,336
 Receivable from fund shares sold                     --                     --                      --
 Other assets                                         --                     --                      33
                                             -----------            -----------            ------------
 Total assets                                 56,984,798             56,304,242             193,419,916
                                             -----------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                     --                      --
 Payable for fund shares purchased                20,343                 14,863                  46,336
 Other liabilities                                    --                      5                      --
                                             -----------            -----------            ------------
 Total liabilities                                20,343                 14,868                  46,336
                                             -----------            -----------            ------------
NET ASSETS:
 For contract liabilities                    $56,964,455            $56,289,374            $193,373,580
                                             ===========            ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 3,827,012             29,951,862             139,496,129
 Minimum unit fair value #*                   $14.884837              $1.879328               $1.386229
 Maximum unit fair value #*                   $14.884837              $1.879328               $1.386229
 Contract liability                          $56,964,455            $56,289,374            $193,373,580


                                             AMERICAN FUNDS          AMERICAN FUNDS
                                           GROWTH-INCOME FUND      INTERNATIONAL FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of shares                               4,193,346               3,614,201
                                              ============             ===========
  Cost                                        $139,001,389             $64,172,963
                                              ============             ===========
  Market value                                $160,353,567             $63,682,214
 Due from Sponsor Company                           69,396                  32,110
 Receivable from fund shares sold                       --                      --
 Other assets                                           --                      --
                                              ------------             -----------
 Total assets                                  160,422,963              63,714,324
                                              ------------             -----------
LIABILITIES:
 Due to Sponsor Company                                 --                      --
 Payable for fund shares purchased                  69,396                  32,110
 Other liabilities                                      29                      --
                                              ------------             -----------
 Total liabilities                                  69,425                  32,110
                                              ------------             -----------
NET ASSETS:
 For contract liabilities                     $160,353,538             $63,682,214
                                              ============             ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  99,775,774               2,719,902
 Minimum unit fair value #*                      $1.607139              $23.413424
 Maximum unit fair value #*                      $1.607139              $23.413424
 Contract liability                           $160,353,538             $63,682,214

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS          FIDELITY VIP
                                            AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER
                                            NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              1,524,302               1,309,125                 68,561
                                              ===========             ===========            ===========
  Cost                                        $27,677,331             $21,861,526             $1,158,906
                                              ===========             ===========            ===========
  Market value                                $34,677,866             $25,999,227             $1,040,072
 Due from Sponsor Company                          13,714                  23,633                     --
 Receivable from fund shares sold                      --                      --                     --
 Other assets                                           1                       3                     --
                                              -----------             -----------            -----------
 Total assets                                  34,691,581              26,022,863              1,040,072
                                              -----------             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                                --                      --                     --
 Payable for fund shares purchased                 13,714                  23,633                     --
 Other liabilities                                     --                      --                     --
                                              -----------             -----------            -----------
 Total liabilities                                 13,714                  23,633                     --
                                              -----------             -----------            -----------
NET ASSETS:
 For contract liabilities                     $34,677,867             $25,999,230             $1,040,072
                                              ===========             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  1,077,035              12,010,025                343,665
 Minimum unit fair value #*                    $32.197536               $2.164794              $3.026411
 Maximum unit fair value #*                    $32.197536               $2.164794              $3.026411
 Contract liability                           $34,677,867             $25,999,230             $1,040,072

                                            FIDELITY VIP           FIDELITY VIP
                                            EQUITY INCOME           CONTRAFUND
                                              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,714,746              1,558,137
                                             ===========            ===========
  Cost                                       $37,838,745            $42,758,970
                                             ===========            ===========
  Market value                               $34,095,461            $40,511,566
 Due from Sponsor Company                         11,938                  1,344
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                 34,107,399             40,512,910
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                11,938                  1,344
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                11,938                  1,344
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $34,095,461            $40,511,566
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 8,729,457              2,828,785
 Minimum unit fair value #*                    $3.409746             $14.321191
 Maximum unit fair value #*                   $12.688792             $14.321191
 Contract liability                          $34,095,461            $40,511,566

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                             OVERSEAS               MID CAP             FREEDOM 2010
                                             PORTFOLIO             PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              41,179                833,328                 83,191
                                             =========            ===========            ===========
  Cost                                        $803,116            $26,302,627               $838,306
                                             =========            ===========            ===========
  Market value                                $662,577            $24,983,170               $923,420
 Due from Sponsor Company                           --                 13,745                     --
 Receivable from fund shares sold                   --                     --                     --
 Other assets                                       --                     --                     --
                                             ---------            -----------            -----------
 Total assets                                  662,577             24,996,915                923,420
                                             ---------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                             --                     --                     --
 Payable for fund shares purchased                  --                 13,745                     --
 Other liabilities                                  --                      2                      1
                                             ---------            -----------            -----------
 Total liabilities                                  --                 13,747                      1
                                             ---------            -----------            -----------
NET ASSETS:
 For contract liabilities                     $662,577            $24,983,168               $923,419
                                             =========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 276,514              1,635,491                 76,275
 Minimum unit fair value #*                  $2.396177             $15.275636             $12.106372
 Maximum unit fair value #*                  $2.396177             $15.275636             $12.106372
 Contract liability                           $662,577            $24,983,168               $923,419

                                            FIDELITY VIP           FIDELITY VIP
                                            FREEDOM 2020           FREEDOM 2030
                                              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                                88,680                 96,142
                                             ===========            ===========
  Cost                                          $862,024               $938,120
                                             ===========            ===========
  Market value                                  $989,669             $1,041,215
 Due from Sponsor Company                             --                     --
 Receivable from fund shares sold                     --                 20,022
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                    989,669              1,061,237
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                 20,022
 Payable for fund shares purchased                    --                     --
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                    --                 20,022
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                       $989,669             $1,041,215
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    84,112                 91,234
 Minimum unit fair value #*                   $11.766118             $11.412628
 Maximum unit fair value #*                   $11.766118             $11.412628
 Contract liability                             $989,669             $1,041,215

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     FRANKLIN               FRANKLIN
                                              FRANKLIN               SMALL CAP              STRATEGIC
                                               INCOME                  VALUE                 INCOME
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             2,445,747              1,462,413              1,228,766
                                             ===========            ===========            ===========
  Cost                                       $39,740,984            $22,605,879            $14,986,806
                                             ===========            ===========            ===========
  Market value                               $36,857,400            $26,659,797            $16,182,852
 Due from Sponsor Company                         12,654                 10,831                  4,913
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                 36,870,054             26,670,628             16,187,765
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                12,654                 10,831                  4,913
 Other liabilities                                     1                     --                     --
                                             -----------            -----------            -----------
 Total liabilities                                12,655                 10,831                  4,913
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $36,857,399            $26,659,797            $16,182,852
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 2,504,422              1,127,553              1,120,741
 Minimum unit fair value #*                   $14.716926             $23.643948             $14.439420
 Maximum unit fair value #*                   $14.716926             $23.643948             $14.439420
 Contract liability                          $36,857,399            $26,659,797            $16,182,852


                                                                    TEMPLETON
                                            MUTUAL SHARES            FOREIGN
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                             2,574,304                97,805
                                             ===========            ==========
  Cost                                       $47,401,276            $1,311,141
                                             ===========            ==========
  Market value                               $44,329,507            $1,405,453
 Due from Sponsor Company                         22,668                 2,908
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                 44,352,175             1,408,361
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                22,668                 2,908
 Other liabilities                                    --                    --
                                             -----------            ----------
 Total liabilities                                22,668                 2,908
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                    $44,329,507            $1,405,453
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 2,563,760                75,811
 Minimum unit fair value #*                   $17.290820            $18.538988
 Maximum unit fair value #*                   $17.290820            $18.538988
 Contract liability                          $44,329,507            $1,405,453

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              TEMPLETON               MUTUAL                TEMPLETON
                                               GROWTH            GLOBAL DISCOVERY          GLOBAL BOND
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               871,991              1,221,281              1,496,565
                                             ===========            ===========            ===========
  Cost                                       $12,989,482            $25,703,332            $26,269,325
                                             ===========            ===========            ===========
  Market value                               $10,437,733            $24,645,450            $29,138,121
 Due from Sponsor Company                          7,255                 24,532                     --
 Receivable from fund shares sold                     --                     --                160,847
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                 10,444,988             24,669,982             29,298,968
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                160,847
 Payable for fund shares purchased                 7,255                 24,532                     --
 Other liabilities                                     1                     --                      1
                                             -----------            -----------            -----------
 Total liabilities                                 7,256                 24,532                160,848
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $10,437,732            $24,645,450            $29,138,120
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   954,553              1,773,779              1,608,661
 Minimum unit fair value #*                   $10.934682             $13.894317             $18.113279
 Maximum unit fair value #*                   $10.934682             $13.894317             $18.113279
 Contract liability                          $10,437,732            $24,645,450            $29,138,120

                                                                      HARTFORD
                                              HARTFORD                 TOTAL
                                              BALANCED              RETURN BOND
                                              HLS FUND                HLS FUND
                                           SUB-ACCOUNT (1)          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of shares                             3,314,028               9,346,227
                                             ===========            ============
  Cost                                       $82,201,258            $108,209,994
                                             ===========            ============
  Market value                               $69,696,694            $112,098,548
 Due from Sponsor Company                         36,623                  17,912
 Receivable from fund shares sold                     --                      --
 Other assets                                          2                      25
                                             -----------            ------------
 Total assets                                 69,733,319             112,116,485
                                             -----------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                      --
 Payable for fund shares purchased                36,623                  17,912
 Other liabilities                                    --                      --
                                             -----------            ------------
 Total liabilities                                36,623                  17,912
                                             -----------            ------------
NET ASSETS:
 For contract liabilities                    $69,696,696            $112,098,573
                                             ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                17,945,703              34,497,919
 Minimum unit fair value #*                    $3.883754               $3.249430
 Maximum unit fair value #*                    $3.883754               $3.249430
 Contract liability                          $69,696,696            $112,098,573

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               HARTFORD                HARTFORD
                                               CAPITAL                 DIVIDEND               HARTFORD
                                             APPRECIATION             AND GROWTH          GLOBAL RESEARCH
                                               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              3,859,680               4,829,811                44,970
                                             ============            ============            ==========
  Cost                                       $179,863,943             $94,534,364              $430,809
                                             ============            ============            ==========
  Market value                               $167,408,999            $103,655,259              $474,695
 Due from Sponsor Company                          66,779                      --                    --
 Receivable from fund shares sold                      --                   5,872                    --
 Other assets                                          --                       2                     1
                                             ------------            ------------            ----------
 Total assets                                 167,475,778             103,661,133               474,696
                                             ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                   5,872                    --
 Payable for fund shares purchased                 66,779                      --                    --
 Other liabilities                                      4                      --                    --
                                             ------------            ------------            ----------
 Total liabilities                                 66,783                   5,872                    --
                                             ------------            ------------            ----------
NET ASSETS:
 For contract liabilities                    $167,408,995            $103,655,261              $474,696
                                             ============            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 22,534,247              21,443,131                43,973
 Minimum unit fair value #*                     $7.429092               $4.833961            $10.795248
 Maximum unit fair value #*                     $7.429092               $4.833961            $10.795248
 Contract liability                          $167,408,995            $103,655,261              $474,696

                                                                    HARTFORD
                                              HARTFORD             DISCIPLINED
                                           GLOBAL GROWTH             EQUITY
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               65,492              1,227,004
                                             ==========            ===========
  Cost                                         $958,338            $14,770,705
                                             ==========            ===========
  Market value                               $1,080,832            $16,740,151
 Due from Sponsor Company                         1,399                 17,025
 Receivable from fund shares sold                    --                     --
 Other assets                                         1                     --
                                             ----------            -----------
 Total assets                                 1,082,232             16,757,176
                                             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                     --
 Payable for fund shares purchased                1,399                 17,025
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total liabilities                                1,399                 17,025
                                             ----------            -----------
NET ASSETS:
 For contract liabilities                    $1,080,833            $16,740,151
                                             ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  854,345              9,413,469
 Minimum unit fair value #*                   $1.265101              $1.778319
 Maximum unit fair value #*                   $1.265101              $1.778319
 Contract liability                          $1,080,833            $16,740,151

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                               GROWTH                HARTFORD              HARTFORD
                                            OPPORTUNITIES           HIGH YIELD               INDEX
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               874,559               481,509              1,587,129
                                             ===========            ==========            ===========
  Cost                                       $25,488,764            $4,236,976            $53,956,985
                                             ===========            ==========            ===========
  Market value                               $26,146,850            $4,375,591            $47,123,230
 Due from Sponsor Company                          4,140                 2,927                 25,871
 Receivable from fund shares sold                     --                    --                     --
 Other assets                                         --                    --                     --
                                             -----------            ----------            -----------
 Total assets                                 26,150,990             4,378,518             47,149,101
                                             -----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                     --
 Payable for fund shares purchased                 4,140                 2,927                 25,871
 Other liabilities                                     1                    --                      4
                                             -----------            ----------            -----------
 Total liabilities                                 4,141                 2,927                 25,875
                                             -----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $26,146,849            $4,375,591            $47,123,226
                                             ===========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,142,946               220,906             11,104,519
 Minimum unit fair value #*                   $22.876709            $19.807474              $4.243608
 Maximum unit fair value #*                   $22.876709            $19.807474              $4.243608
 Contract liability                          $26,146,849            $4,375,591            $47,123,226

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD
                                            OPPORTUNITIES             MIDCAP
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             3,509,255              1,958,130
                                             ===========            ===========
  Cost                                       $46,022,954            $41,416,225
                                             ===========            ===========
  Market value                               $44,320,801            $55,131,179
 Due from Sponsor Company                         19,091                     --
 Receivable from fund shares sold                     --                  6,953
 Other assets                                          6                      5
                                             -----------            -----------
 Total assets                                 44,339,898             55,138,137
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                  6,953
 Payable for fund shares purchased                19,091                     --
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                19,091                  6,953
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $44,320,807            $55,131,184
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                12,940,631             11,440,868
 Minimum unit fair value #*                    $3.424934              $4.818794
 Maximum unit fair value #*                    $3.424934              $4.818794
 Contract liability                          $44,320,807            $55,131,184

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                            MIDCAP VALUE           MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,125,351             73,779,714              1,447,754
                                             ===========            ===========            ===========
  Cost                                       $14,092,122            $73,779,714            $23,927,384
                                             ===========            ===========            ===========
  Market value                               $13,114,463            $73,779,714            $28,574,921
 Due from Sponsor Company                            330                     --                  6,852
 Receivable from fund shares sold                     --                371,447                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                 13,114,793             74,151,161             28,581,773
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                371,447                     --
 Payable for fund shares purchased                   330                     --                  6,852
 Other liabilities                                    --                     --                      4
                                             -----------            -----------            -----------
 Total liabilities                                   330                371,447                  6,856
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $13,114,463            $73,779,714            $28,574,917
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   550,426             41,065,408             10,536,264
 Minimum unit fair value #*                   $23.826006              $1.796639              $2.712054
 Maximum unit fair value #*                   $23.826006              $1.796639              $2.712054
 Contract liability                          $13,114,463            $73,779,714            $28,574,917

                                                                     HARTFORD
                                              HARTFORD            U.S. GOVERNMENT
                                                STOCK               SECURITIES
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,637,351              1,280,143
                                             ===========            ===========
  Cost                                       $99,952,304            $13,742,585
                                             ===========            ===========
  Market value                               $73,238,433            $13,767,687
 Due from Sponsor Company                         44,961                    906
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                 73,283,394             13,768,593
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                44,961                    906
 Other liabilities                                     1                     --
                                             -----------            -----------
 Total liabilities                                44,962                    906
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $73,238,432            $13,767,687
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                17,198,527              1,184,900
 Minimum unit fair value #*                    $4.258413             $11.619278
 Maximum unit fair value #*                    $4.258413             $11.619278
 Contract liability                          $73,238,432            $13,767,687

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            LORD ABBETT
                                             CALIBRATED           LORD ABBETT           LORD ABBETT
                                              DIVIDEND           BOND-DEBENTURE          GROWTH AND
                                            GROWTH FUND               FUND              INCOME FUND
                                          SUB-ACCOUNT (2)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              511,041               581,401               275,772
                                             ==========            ==========            ==========
  Cost                                       $7,424,826            $6,683,614            $7,712,043
                                             ==========            ==========            ==========
  Market value                               $7,267,008            $7,104,724            $6,781,225
 Due from Sponsor Company                         2,676                 1,657                17,835
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                     1                     1
                                             ----------            ----------            ----------
 Total assets                                 7,269,684             7,106,382             6,799,061
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                2,676                 1,657                17,835
 Other liabilities                                    1                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                2,677                 1,657                17,835
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $7,267,007            $7,104,725            $6,781,226
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  521,579               475,470               576,912
 Minimum unit fair value #*                  $13.932710            $14.942519            $11.754355
 Maximum unit fair value #*                  $13.932710            $14.942519            $11.754355
 Contract liability                          $7,267,007            $7,104,725            $6,781,226


                                           MFS INVESTORS            MFS NEW
                                            TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               41,034               390,334
                                             ==========            ==========
  Cost                                         $895,555            $5,624,782
                                             ==========            ==========
  Market value                                 $940,915            $6,136,057
 Due from Sponsor Company                            --                   768
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                   940,915             6,136,825
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                   768
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                                    1                   768
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $940,914            $6,136,057
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   65,753               265,040
 Minimum unit fair value #*                  $14.309842            $23.151428
 Maximum unit fair value #*                  $14.309842            $23.151428
 Contract liability                            $940,914            $6,136,057

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(2) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              MFS TOTAL             MFS VALUE            MFS RESEARCH
                                            RETURN SERIES             SERIES             BOND SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,327,007               628,131               721,923
                                             ===========            ==========            ==========
  Cost                                       $26,805,387            $7,180,967            $9,262,604
                                             ===========            ==========            ==========
  Market value                               $26,606,488            $9,045,082            $9,738,739
 Due from Sponsor Company                          8,623                10,659                12,254
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         --                    --                    --
                                             -----------            ----------            ----------
 Total assets                                 26,615,111             9,055,741             9,750,993
                                             -----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                    --
 Payable for fund shares purchased                 8,623                10,659                12,254
 Other liabilities                                    --                    --                    --
                                             -----------            ----------            ----------
 Total liabilities                                 8,623                10,659                12,254
                                             -----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $26,606,488            $9,045,082            $9,738,739
                                             ===========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,617,058               773,607               677,724
 Minimum unit fair value #*                   $16.453635            $11.692087            $14.369769
 Maximum unit fair value #*                   $16.453635            $11.692087            $14.369769
 Contract liability                          $26,606,488            $9,045,082            $9,738,739

                                                                    INVESCO
                                            UIF MID CAP         VAN KAMPEN V.I.
                                               GROWTH               AMERICAN
                                             PORTFOLIO             VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (3)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              162,922               192,798
                                             ==========            ==========
  Cost                                       $1,466,274            $2,735,926
                                             ==========            ==========
  Market value                               $1,733,491            $2,855,336
 Due from Sponsor Company                         1,364                 2,308
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                     1
                                             ----------            ----------
 Total assets                                 1,734,855             2,857,645
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                1,364                 2,308
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                1,364                 2,308
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,733,491            $2,855,337
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  139,944               225,745
 Minimum unit fair value #*                  $12.387060            $12.648529
 Maximum unit fair value #*                  $12.387060            $12.648529
 Contract liability                          $1,733,491            $2,855,337

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(3) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                              CAPITAL             OPPENHEIMER           OPPENHEIMER
                                            APPRECIATION       GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA               FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               73,440               280,892                80,437
                                             ==========            ==========            ==========
  Cost                                       $2,985,266            $8,991,707            $1,872,999
                                             ==========            ==========            ==========
  Market value                               $3,279,810            $9,058,776            $1,912,795
 Due from Sponsor Company                         2,779                    --                   141
 Receivable from fund shares sold                    --                 1,010                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 3,282,589             9,059,786             1,912,936
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                 1,010                    --
 Payable for fund shares purchased                2,779                    --                   141
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total liabilities                                2,779                 1,011                   141
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $3,279,810            $9,058,775            $1,912,795
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  267,690               638,209               145,995
 Minimum unit fair value #*                  $12.252275            $14.194061            $13.101818
 Maximum unit fair value #*                  $12.252275            $14.194061            $13.101818
 Contract liability                          $3,279,810            $9,058,775            $1,912,795

                                            OPPENHEIMER
                                            MAIN STREET            PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED
                                              FUND/VA             INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               60,439               521,167
                                             ==========            ==========
  Cost                                         $785,779            $3,870,637
                                             ==========            ==========
  Market value                               $1,206,354            $3,779,267
 Due from Sponsor Company                            89                 3,118
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 1,206,443             3,782,385
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   89                 3,118
 Other liabilities                                   --                     1
                                             ----------            ----------
 Total liabilities                                   89                 3,119
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,206,354            $3,779,266
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   91,197               255,540
 Minimum unit fair value #*                  $13.228057            $13.593368
 Maximum unit fair value #*                  $13.228057            $28.400397
 Contract liability                          $1,206,354            $3,779,266

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT              PUTNAM VT
                                            GLOBAL ASSET              GLOBAL               GROWTH AND
                                           ALLOCATION FUND          EQUITY FUND            INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                24,595                293,652                697,511
                                             ===========            ===========            ===========
  Cost                                          $454,454             $4,937,574            $18,284,160
                                             ===========            ===========            ===========
  Market value                                  $393,766             $3,534,987            $12,553,781
 Due from Sponsor Company                             --                    453                 18,378
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                    393,766              3,535,440             12,572,159
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                    --                    453                 18,378
 Other liabilities                                    --                     --                      2
                                             -----------            -----------            -----------
 Total liabilities                                    --                    453                 18,380
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                       $393,766             $3,534,987            $12,553,779
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    11,183                130,470                416,459
 Minimum unit fair value #*                   $35.209669             $17.157542             $14.962585
 Maximum unit fair value #*                   $35.209669             $29.391653             $36.716590
 Contract liability                             $393,766             $3,534,987            $12,553,779

                                              PUTNAM VT              PUTNAM VT
                                            GLOBAL HEALTH              HIGH
                                              CARE FUND             YIELD FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                                72,931              3,032,746
                                             ===========            ===========
  Cost                                          $766,727            $23,261,896
                                             ===========            ===========
  Market value                                  $956,131            $21,397,771
 Due from Sponsor Company                             --                  5,877
 Receivable from fund shares sold                  7,464                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                    963,595             21,403,648
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                            7,464                     --
 Payable for fund shares purchased                    --                  5,877
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                 7,464                  5,877
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                       $956,131            $21,397,771
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    50,882                811,691
 Minimum unit fair value #*                   $18.791048             $21.165414
 Maximum unit fair value #*                   $18.791048             $39.207905
 Contract liability                             $956,131            $21,397,771

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    PUTNAM VT              PUTNAM VT
                                              PUTNAM VT           INTERNATIONAL          INTERNATIONAL
                                             INCOME FUND            VALUE FUND            EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,403,013                61,401              1,313,571
                                             ===========            ==========            ===========
  Cost                                       $17,331,277              $851,382            $21,282,197
                                             ===========            ==========            ===========
  Market value                               $17,079,311              $576,556            $15,005,367
 Due from Sponsor Company                            299                    --                  3,020
 Receivable from fund shares sold                     --                    --                     --
 Other assets                                         --                    --                     --
                                             -----------            ----------            -----------
 Total assets                                 17,079,610               576,556             15,008,387
                                             -----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                     --
 Payable for fund shares purchased                   299                    --                  3,020
 Other liabilities                                    --                    --                      1
                                             -----------            ----------            -----------
 Total liabilities                                   299                    --                  3,021
                                             -----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $17,079,311              $576,556            $15,005,366
                                             ===========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   826,873                33,535                879,462
 Minimum unit fair value #*                   $16.678880            $17.192665             $16.633499
 Maximum unit fair value #*                   $32.470755            $17.192665             $17.234398
 Contract liability                          $17,079,311              $576,556            $15,005,366

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT
                                            GROWTH FUND          INVESTORS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               19,105                61,913
                                             ==========            ==========
  Cost                                         $279,622              $731,197
                                             ==========            ==========
  Market value                                 $316,383              $717,576
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                 3,300                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                   319,683               717,576
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                           3,300                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                3,300                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $316,383              $717,576
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   18,116                57,882
 Minimum unit fair value #*                  $17.464541            $12.397161
 Maximum unit fair value #*                  $17.464541            $12.397161
 Contract liability                            $316,383              $717,576

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT              PUTNAM VT
                                               MONEY                MULTI-CAP              SMALL CAP
                                            MARKET FUND            GROWTH FUND            VALUE FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              101,044                394,941                330,838
                                             ==========            ===========            ===========
  Cost                                         $101,044             $9,070,558             $6,404,884
                                             ==========            ===========            ===========
  Market value                                 $101,044             $8,994,704             $5,058,519
 Due from Sponsor Company                            --                     --                     --
 Receivable from fund shares sold                    --                  2,978                    790
 Other assets                                        --                     --                     --
                                             ----------            -----------            -----------
 Total assets                                   101,044              8,997,682              5,059,309
                                             ----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                  2,978                    790
 Payable for fund shares purchased                   --                     --                     --
 Other liabilities                                    1                     --                      1
                                             ----------            -----------            -----------
 Total liabilities                                    1                  2,978                    791
                                             ----------            -----------            -----------
NET ASSETS:
 For contract liabilities                      $101,043             $8,994,704             $5,058,518
                                             ==========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   56,037                348,446                436,613
 Minimum unit fair value #*                   $1.803151             $17.208979             $11.585811
 Maximum unit fair value #*                   $1.803151             $28.168997             $11.585811
 Contract liability                            $101,043             $8,994,704             $5,058,518

                                              PUTNAM VT              PUTNAM VT
                                            GEORGE PUTNAM             GLOBAL
                                            BALANCED FUND         UTILITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                                70,751                 46,556
                                             ===========            ===========
  Cost                                          $718,324               $737,248
                                             ===========            ===========
  Market value                                  $566,009               $565,658
 Due from Sponsor Company                             --                     --
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                    566,009                565,658
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                    --                     --
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                    --                     --
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                       $566,009               $565,658
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    36,382                 19,407
 Minimum unit fair value #*                   $15.557336             $29.147195
 Maximum unit fair value #*                   $15.557336             $29.147195
 Contract liability                             $566,009               $565,658

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     PUTNAM VT              PUTNAM VT
                                              PUTNAMVT                CAPITAL                 EQUITY
                                            VOYAGER FUND         OPPORTUNITIES FUND        INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               444,534                294,633                423,166
                                             ===========             ==========             ==========
  Cost                                       $18,251,130             $4,533,616             $5,298,875
                                             ===========             ==========             ==========
  Market value                               $16,204,779             $5,167,870             $6,659,814
 Due from Sponsor Company                          6,481                  1,612                    198
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                          1                      1                      1
                                             -----------             ----------             ----------
 Total assets                                 16,211,261              5,169,483              6,660,013
                                             -----------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                 6,481                  1,612                    198
 Other liabilities                                    --                     --                     --
                                             -----------             ----------             ----------
 Total liabilities                                 6,481                  1,612                    198
                                             -----------             ----------             ----------
NET ASSETS:
 For contract liabilities                    $16,204,780             $5,167,871             $6,659,815
                                             ===========             ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   468,968                241,320                338,981
 Minimum unit fair value #*                   $16.202644             $21.414988             $19.095633
 Maximum unit fair value #*                   $40.405692             $21.414988             $19.759287
 Contract liability                          $16,204,780             $5,167,871             $6,659,815

                                                                       INVESCO                  INVESCO
                                               INVESCO             VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                           VAN KAMPEN V.I.             AMERICAN                 MID CAP
                                            COMSTOCK FUND           FRANCHISE FUND            GROWTH FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (4)(5)(6)      SUB-ACCOUNT (4)(7)
--------------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,410,884                  55,606                  280,907
                                             ===========              ==========               ==========
  Cost                                       $18,543,516              $2,062,277               $1,116,083
                                             ===========              ==========               ==========
  Market value                               $18,651,883              $2,017,397               $1,101,156
 Due from Sponsor Company                          8,874                   1,944                    1,396
 Receivable from fund shares sold                     --                      --                       --
 Other assets                                         --                       1                       --
                                             -----------              ----------               ----------
 Total assets                                 18,660,757               2,019,342                1,102,552
                                             -----------              ----------               ----------
LIABILITIES:
 Due to Sponsor Company                               --                      --                       --
 Payable for fund shares purchased                 8,874                   1,944                    1,396
 Other liabilities                                    --                      --                       --
                                             -----------              ----------               ----------
 Total liabilities                                 8,874                   1,944                    1,396
                                             -----------              ----------               ----------
NET ASSETS:
 For contract liabilities                    $18,651,883              $2,017,398               $1,101,156
                                             ===========              ==========               ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,427,789                 202,129                  110,172
 Minimum unit fair value #*                   $13.063471               $9.980752                $9.994841
 Maximum unit fair value #*                   $13.063471               $9.980752                $9.994841
 Contract liability                          $18,651,883              $2,017,398               $1,101,156

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4)  Funded as of April 27, 2012.

(5) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL              SMALL/MID-CAP               INTERNATIONAL
                                            VALUE PORTFOLIO            VALUE PORTFOLIO            GROWTH PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $156,659                    $25,917                    $44,722
                                               ----------                 ----------                  ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (1,144,573)                   (21,731)                  (211,992)
 Net realized gain on distributions                    --                    286,676                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,495,385                  1,264,179                    613,031
                                               ----------                 ----------                  ---------
  Net gain (loss) on investments                1,350,812                  1,529,124                    401,039
                                               ----------                 ----------                  ---------
  Net increase (decrease) in net
   assets resulting from operations            $1,507,471                 $1,555,041                   $445,761
                                               ==========                 ==========                  =========

                                           INVESCO V.I.        INVESCO V.I.
                                               CORE           INTERNATIONAL
                                           EQUITY FUND         GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                                    $19,947             $51,314
                                             --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 86,542              46,846
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    167,713             394,951
                                             --------            --------
  Net gain (loss) on investments              254,255             441,797
                                             --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $274,202            $493,111
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                      INVESCO V.I.
                                            INVESCO V.I.         INVESCO V.I.         BALANCED RISK
                                            MID CAP CORE           SMALL CAP           ALLOCATION
                                            EQUITY FUND           EQUITY FUND             FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $9,885                 $ --              $42,610
                                             ----------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (117,097)             303,211               85,078
 Net realized gain on distributions             128,509                   --               18,807
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,565,172              391,283              225,103
                                             ----------            ---------            ---------
  Net gain (loss) on investments              1,576,584              694,494              328,988
                                             ----------            ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $1,586,469             $694,494             $371,598
                                             ==========            =========            =========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS           BLUE CHIP
                                                ASSET               INCOME AND
                                           ALLOCATION FUND         GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,515,533              $907,287
                                             -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   506,211              (242,494)
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,552,047             5,180,465
                                             -----------            ----------
  Net gain (loss) on investments              10,058,258             4,937,971
                                             -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $11,573,791            $5,845,258
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL             AMERICAN FUNDS
                                             BOND FUND             GROWTH FUND            GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,417,612               $485,164             $1,504,885
                                             ----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (59,072)             1,261,157              2,719,085
 Net realized gain on distributions                  --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,640,074              9,155,190             26,928,101
                                             ----------            -----------            -----------
  Net gain (loss) on investments              1,581,002             10,416,347             29,647,186
                                             ----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $2,998,614            $10,901,511            $31,152,071
                                             ==========            ===========            ===========


                                             AMERICAN FUNDS           AMERICAN FUNDS
                                           GROWTH-INCOME FUND       INTERNATIONAL FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,535,530                 $905,081
                                               -----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,417,345                 (609,820)
 Net realized gain on distributions                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      21,110,456                9,876,645
                                               -----------              -----------
  Net gain (loss) on investments                22,527,801                9,266,825
                                               -----------              -----------
  Net increase (decrease) in net
   assets resulting from operations            $25,063,331              $10,171,906
                                               ===========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS          FIDELITY VIP
                                           AMERICAN FUNDS          GLOBAL SMALL           ASSET MANAGER
                                           NEW WORLD FUND       CAPITALIZATION FUND         PORTFOLIO
                                            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $337,951                $344,664               $15,871
                                             ----------              ----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  618,029                 373,650               (23,293)
 Net realized gain on distributions                  --                      --                 7,599
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    4,554,966               3,563,905               127,300
                                             ----------              ----------             ---------
  Net gain (loss) on investments              5,172,995               3,937,555               111,606
                                             ----------              ----------             ---------
  Net increase (decrease) in net
   assets resulting from operations          $5,510,946              $4,282,219              $127,477
                                             ==========              ==========             =========

                                            FIDELITY VIP          FIDELITY VIP
                                           EQUITY INCOME           CONTRAFUND
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,026,699              $448,172
                                             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (464,857)             (562,136)
 Net realized gain on distributions           2,114,638                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,611,591             6,124,618
                                             ----------            ----------
  Net gain (loss) on investments              4,261,372             5,562,482
                                             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $5,288,071            $6,010,654
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                              OVERSEAS              MID CAP            FREEDOM 2010
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $12,429               $95,963             $15,094
                                             ----------            ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (382,434)              (20,910)             19,911
 Net realized gain on distributions               2,139             1,987,736              13,387
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      508,540             1,255,339              48,484
                                             ----------            ----------            --------
  Net gain (loss) on investments                128,245             3,222,165              81,782
                                             ----------            ----------            --------
  Net increase (decrease) in net
   assets resulting from operations            $140,674            $3,318,128             $96,876
                                             ==========            ==========            ========

                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2020         FREEDOM 2030
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $17,451              $19,766
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  90,508               23,073
 Net realized gain on distributions             12,543                8,601
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      17,138               66,468
                                             ---------            ---------
  Net gain (loss) on investments               120,189               98,142
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $137,640             $117,908
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    FRANKLIN              FRANKLIN
                                              FRANKLIN             SMALL CAP             STRATEGIC
                                               INCOME                VALUE                 INCOME
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,338,974              $195,327            $1,018,874
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (558,449)              216,424               160,699
 Net realized gain on distributions                  --                    --                16,617
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,543,977             3,891,904               582,997
                                             ----------            ----------            ----------
  Net gain (loss) on investments              1,985,528             4,108,328               760,313
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $4,324,502            $4,303,655            $1,779,187
                                             ==========            ==========            ==========


                                                                  TEMPLETON
                                           MUTUAL SHARES           FOREIGN
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $901,804             $40,452
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (474,795)            (11,789)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    5,393,466             180,955
                                             ----------            --------
  Net gain (loss) on investments              4,918,671             169,166
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $5,820,475            $209,618
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             TEMPLETON               MUTUAL              TEMPLETON
                                               GROWTH           GLOBAL DISCOVERY        GLOBAL BOND
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $196,462              $651,675            $1,823,602
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (319,874)             (143,810)              388,998
 Net realized gain on distributions                  --             1,315,556                45,781
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,973,806             1,274,741             1,732,351
                                             ----------            ----------            ----------
  Net gain (loss) on investments              1,653,932             2,446,487             2,167,130
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $1,850,394            $3,098,162            $3,990,732
                                             ==========            ==========            ==========

                                                                    HARTFORD
                                              HARTFORD               TOTAL
                                              BALANCED            RETURN BOND
                                              HLS FUND              HLS FUND
                                          SUB-ACCOUNT (1)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,061,531            $4,610,785
                                             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (2,213,507)              405,218
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    8,404,906             3,174,044
                                             ----------            ----------
  Net gain (loss) on investments              6,191,399             3,579,262
                                             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $8,252,930            $8,190,047
                                             ==========            ==========

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD
                                               CAPITAL               DIVIDEND               HARTFORD
                                            APPRECIATION            AND GROWTH           GLOBAL RESEARCH
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,431,988             $2,375,752                $5,324
                                             -----------            -----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (2,903,166)             1,021,872                24,036
 Net realized gain on distributions                   --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    28,622,471             10,034,552                87,437
                                             -----------            -----------             ---------
  Net gain (loss) on investments              25,719,305             11,056,424               111,473
                                             -----------            -----------             ---------
  Net increase (decrease) in net
   assets resulting from operations          $28,151,293            $13,432,176              $116,797
                                             ===========            ===========             =========

                                                                   HARTFORD
                                             HARTFORD            DISCIPLINED
                                           GLOBAL GROWTH            EQUITY
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $5,232              $260,634
                                             ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   8,023               161,484
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     185,786             2,183,598
                                             ---------            ----------
  Net gain (loss) on investments               193,809             2,345,082
                                             ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $199,041            $2,605,716
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                               GROWTH              HARTFORD              HARTFORD
                                           OPPORTUNITIES          HIGH YIELD               INDEX
                                              HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --             $333,837               $935,217
                                             ----------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (106,543)              21,821             (1,068,095)
 Net realized gain on distributions                  --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    5,962,947              112,582              6,932,296
                                             ----------            ---------            -----------
  Net gain (loss) on investments              5,856,404              134,403              5,864,201
                                             ----------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $5,856,404             $468,240             $6,799,418
                                             ==========            =========            ===========

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD
                                            OPPORTUNITIES             MIDCAP
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $835,077              $446,227
                                             -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (1,023,981)            1,939,453
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     8,211,936             7,585,951
                                             -----------            ----------
  Net gain (loss) on investments               7,187,955             9,525,404
                                             -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $8,023,032            $9,971,631
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD            HARTFORD             HARTFORD
                                            MIDCAP VALUE        MONEY MARKET        SMALL COMPANY
                                              HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $151,965               $ --                  $ --
                                             ----------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (318,937)                --               549,257
 Net realized gain on distributions                  --                 --                 1,783
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,990,280                 --             3,665,635
                                             ----------            -------            ----------
  Net gain (loss) on investments              2,671,343                 --             4,216,675
                                             ----------            -------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,823,308               $ --            $4,216,675
                                             ==========            =======            ==========

                                                                    HARTFORD
                                              HARTFORD          U.S. GOVERNMENT
                                                STOCK              SECURITIES
                                              HLS FUND              HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,552,602            $386,717
                                             -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (3,866,160)             20,070
 Net realized gain on distributions                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,451,177              89,721
                                             -----------            --------
  Net gain (loss) on investments               8,585,017             109,791
                                             -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $10,137,619            $496,508
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             LORD ABBETT
                                             CALIBRATED             LORD ABBETT           LORD ABBETT
                                              DIVIDEND            BOND-DEBENTURE           GROWTH AND
                                             GROWTH FUND               FUND               INCOME FUND
                                           SUB-ACCOUNT (2)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $218,191               $388,294                $65,826
                                              ---------              ---------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (44,860)               147,019               (139,658)
 Net realized gain on distributions                  --                 86,447                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      658,583                 80,958                845,465
                                              ---------              ---------             ----------
  Net gain (loss) on investments                613,723                314,424                705,807
                                              ---------              ---------             ----------
  Net increase (decrease) in net
   assets resulting from operations            $831,914               $702,718               $771,633
                                              =========              =========             ==========


                                           MFS INVESTORS           MFS NEW
                                           TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $7,739                  $ --
                                             ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     100               102,585
 Net realized gain on distributions                 --               595,320
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     137,784               440,507
                                             ---------            ----------
  Net gain (loss) on investments               137,884             1,138,412
                                             ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $145,623            $1,138,412
                                             =========            ==========

(2) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        MFS TOTAL           MFS VALUE         MFS RESEARCH
                                      RETURN SERIES           SERIES          BOND SERIES
                                       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $721,342            $138,167          $243,621
                                        ----------          ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (65,675)            258,454            92,570
 Net realized gain on
  distributions                                 --              64,051            58,279
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,080,808             778,010           220,404
                                        ----------          ----------          --------
  Net gain (loss) on investments         2,015,133           1,100,515           371,253
                                        ----------          ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                           $2,736,475          $1,238,682          $614,874
                                        ==========          ==========          ========

                                                           INVESCO
                                       UIF MID CAP     VAN KAMPEN V.I.
                                         GROWTH            AMERICAN
                                        PORTFOLIO         VALUE FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT (3)
----------------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --           $16,524
                                        ---------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   219,939            (3,280)
 Net realized gain on
  distributions                           248,191                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (316,790)          367,564
                                        ---------          --------
  Net gain (loss) on investments          151,340           364,284
                                        ---------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                            $151,340          $380,808
                                        =========          ========

(3) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                              CAPITAL            OPPENHEIMER           OPPENHEIMER
                                           APPRECIATION       GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA              FUND/VA               FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $12,779              $165,095              $11,359
                                             ---------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  27,215              (122,635)              (7,953)
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     372,682             1,593,001              249,641
                                             ---------            ----------            ---------
  Net gain (loss) on investments               399,897             1,470,366              241,688
                                             ---------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $412,676            $1,635,461             $253,047
                                             =========            ==========            =========

                                             OPPENHEIMER
                                             MAIN STREET            PUTNAM VT
                                          SMALL- & MID-CAP         DIVERSIFIED
                                               FUND/VA             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,638              $211,542
                                              ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   55,357               (60,823)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      121,741               255,782
                                              ---------             ---------
  Net gain (loss) on investments                177,098               194,959
                                              ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $180,736              $406,501
                                              =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT              PUTNAM VT
                                           GLOBAL ASSET             GLOBAL              GROWTH AND
                                          ALLOCATION FUND        EQUITY FUND            INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $4,137               $70,513               $242,433
                                             ---------            ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (12,266)             (534,553)            (1,296,038)
 Net realized gain on distributions                 --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      63,286             1,146,013              3,261,439
                                             ---------            ----------            -----------
  Net gain (loss) on investments                51,020               611,460              1,965,401
                                             ---------            ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $55,157              $681,973             $2,207,834
                                             =========            ==========            ===========

                                             PUTNAM VT            PUTNAM VT
                                           GLOBAL HEALTH             HIGH
                                             CARE FUND            YIELD FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $14,657            $1,598,319
                                             ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  19,552              (499,796)
 Net realized gain on distributions             78,490                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      78,690             2,024,556
                                             ---------            ----------
  Net gain (loss) on investments               176,732             1,524,760
                                             ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $191,389            $3,123,079
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             PUTNAM VT          PUTNAM VT
                                          PUTNAM VT        INTERNATIONAL      INTERNATIONAL
                                         INCOME FUND         VALUE FUND        EQUITY FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $889,042           $18,385            $351,743
                                          ----------          --------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (139,483)          (53,327)         (1,916,020)
 Net realized gain on distributions               --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          1,057,592           145,266           4,502,951
                                          ----------          --------          ----------
  Net gain (loss) on investments             918,109            91,939           2,586,931
                                          ----------          --------          ----------
  Net increase (decrease) in net
   assets resulting from operations       $1,807,151          $110,324          $2,938,674
                                          ==========          ========          ==========

                                         PUTNAM VT
                                       INTERNATIONAL      PUTNAM VT
                                        GROWTH FUND     INVESTORS FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------  ---------------------------------
INVESTMENT INCOME:
 Dividends                                 $5,636           $11,625
                                          -------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     3,555            (7,784)
 Net realized gain on distributions            --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          54,401           111,646
                                          -------          --------
  Net gain (loss) on investments           57,956           103,862
                                          -------          --------
  Net increase (decrease) in net
   assets resulting from operations       $63,592          $115,487
                                          =======          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           PUTNAM VT        PUTNAM VT           PUTNAM VT
                                             MONEY          MULTI-CAP           SMALL CAP
                                          MARKET FUND      GROWTH FUND         VALUE FUND
                                          SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $11              $42,871            $22,543
                                              ---           ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 --              (66,907)          (291,030)
 Net realized gain on distributions            --                   --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     --            1,443,120          1,075,697
                                              ---           ----------          ---------
  Net gain (loss) on investments               --            1,376,213            784,667
                                              ---           ----------          ---------
  Net increase (decrease) in net assets
   resulting from operations                  $11           $1,419,084           $807,210
                                              ===           ==========          =========

                                            PUTNAM VT         PUTNAM VT
                                          GEORGE PUTNAM         GLOBAL
                                          BALANCED FUND     UTILITIES FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                    $14,889           $24,312
                                             --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (53,086)          (44,887)
 Net realized gain on distributions                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    117,078            51,556
                                             --------          --------
  Net gain (loss) on investments               63,992             6,669
                                             --------          --------
  Net increase (decrease) in net assets
   resulting from operations                  $78,881           $30,981
                                             ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    PUTNAM VT              PUTNAM VT
                                             PUTNAM VT               CAPITAL                 EQUITY
                                            VOYAGER FUND        OPPORTUNITIES FUND        INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $65,876               $20,024                $152,166
                                             ----------              --------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (411,272)               95,813                 230,672
 Net realized gain on distributions                  --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,688,500               601,911                 768,548
                                             ----------              --------              ----------
  Net gain (loss) on investments              2,277,228               697,724                 999,220
                                             ----------              --------              ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,343,104              $717,748              $1,151,386
                                             ==========              ========              ==========

                                                                      INVESCO                   INVESCO
                                              INVESCO             VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                          VAN KAMPEN V.I.             AMERICAN                  MID CAP
                                           COMSTOCK FUND           FRANCHISE FUND             GROWTH FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (4)(5)(6)      SUB-ACCOUNT (4)(7)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $271,870                   $ --                      $ --
                                             ----------               --------                 ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (93,793)               (58,126)                 (408,453)
 Net realized gain on distributions                  --                     --                       359
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,953,162                281,603                   531,228
                                             ----------               --------                 ---------
  Net gain (loss) on investments              2,859,369                223,477                   123,134
                                             ----------               --------                 ---------
  Net increase (decrease) in net
   assets resulting from operations          $3,131,239               $223,477                  $123,134
                                             ==========               ========                 =========

(4)  Funded as of April 27, 2012.

(5) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL              SMALL/MID-CAP               INTERNATIONAL
                                             VALUE PORTFOLIO            VALUE PORTFOLIO             GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $156,659                    $25,917                     $44,722
 Net realized gain (loss) on security
  transactions                                  (1,144,573)                   (21,731)                   (211,992)
 Net realized gain on distributions                     --                    286,676                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,495,385                  1,264,179                     613,031
                                               -----------                 ----------                  ----------
 Net increase (decrease) in net assets
  resulting from operations                      1,507,471                  1,555,041                     445,761
                                               -----------                 ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                       1,649,349                    988,241                     350,500
 Net transfers                                    (381,153)                  (659,965)                    (36,892)
 Surrenders for benefit payments and
  fees                                            (520,118)                  (363,154)                   (137,361)
 Other transactions                                 (2,025)                      (137)                       (357)
 Death benefits                                    (77,216)                   (14,863)                     (5,529)
 Net loan activity                                (112,861)                  (135,569)                     (6,793)
 Cost of insurance and other fees                 (982,450)                  (690,401)                   (283,250)
                                               -----------                 ----------                  ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (426,474)                  (875,848)                   (119,682)
                                               -----------                 ----------                  ----------
 Net increase (decrease) in net assets           1,080,997                    679,193                     326,079
NET ASSETS:
 Beginning of year                              10,632,441                  8,800,986                   2,988,607
                                               -----------                 ----------                  ----------
 End of year                                   $11,713,438                 $9,480,179                  $3,314,686
                                               ===========                 ==========                  ==========

                                            INVESCO V.I.          INVESCO V.I.
                                                CORE             INTERNATIONAL
                                            EQUITY FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $19,947               $51,314
 Net realized gain (loss) on security
  transactions                                   86,542                46,846
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      167,713               394,951
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     274,202               493,111
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      157,390               258,222
 Net transfers                                 (529,165)              498,681
 Surrenders for benefit payments and
  fees                                         (129,728)             (158,124)
 Other transactions                                (462)                  369
 Death benefits                                  (8,464)              (15,187)
 Net loan activity                              (27,971)               (5,150)
 Cost of insurance and other fees              (145,228)             (221,437)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (683,628)              357,374
                                             ----------            ----------
 Net increase (decrease) in net assets         (409,426)              850,485
NET ASSETS:
 Beginning of year                            2,158,027             3,007,295
                                             ----------            ----------
 End of year                                 $1,748,601            $3,857,780
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                         INVESCO V.I.
                                            INVESCO V.I.           INVESCO V.I.         BALANCED RISK
                                            MID CAP CORE            SMALL CAP             ALLOCATION
                                             EQUITY FUND           EQUITY FUND               FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $9,885                  $ --               $42,610
 Net realized gain (loss) on security
  transactions                                  (117,097)              303,211                85,078
 Net realized gain on distributions              128,509                    --                18,807
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,565,172               391,283               225,103
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,586,469               694,494               371,598
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,367,316               444,832               209,264
 Net transfers                                (1,003,445)             (678,094)            3,072,559
 Surrenders for benefit payments and
  fees                                          (957,674)             (289,396)              (70,868)
 Other transactions                               (1,128)                  462                (1,004)
 Death benefits                                  (58,893)              (22,792)                   --
 Net loan activity                              (191,329)              (30,839)              (18,424)
 Cost of insurance and other fees             (1,018,200)             (351,397)             (226,768)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,863,353)             (927,224)            2,964,759
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets          (276,884)             (232,730)            3,336,357
NET ASSETS:
 Beginning of year                            15,224,463             5,336,286             2,369,988
                                             -----------            ----------            ----------
 End of year                                 $14,947,579            $5,103,556            $5,706,345
                                             ===========            ==========            ==========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP
                                                ASSET               INCOME AND
                                           ALLOCATION FUND          GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,515,533               $907,287
 Net realized gain (loss) on security
  transactions                                   506,211               (242,494)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,552,047              5,180,465
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   11,573,791              5,845,258
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     6,045,688              4,051,807
 Net transfers                                 2,284,120               (961,618)
 Surrenders for benefit payments and
  fees                                        (3,951,815)            (2,167,041)
 Other transactions                                  883                   (450)
 Death benefits                                 (714,976)              (245,384)
 Net loan activity                              (456,713)              (175,477)
 Cost of insurance and other fees             (6,069,896)            (3,419,379)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,862,709)            (2,917,542)
                                             -----------            -----------
 Net increase (decrease) in net assets         8,711,082              2,927,716
NET ASSETS:
 Beginning of year                            72,769,375             42,748,991
                                             -----------            -----------
 End of year                                 $81,480,457            $45,676,707
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,417,612               $485,164              $1,504,885
 Net realized gain (loss) on security
  transactions                                   (59,072)             1,261,157               2,719,085
 Net realized gain on distributions                   --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,640,074              9,155,190              26,928,101
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    2,998,614             10,901,511              31,152,071
                                             -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                     4,453,225              4,211,620              16,612,281
 Net transfers                                 1,407,371             (1,759,512)             (5,815,947)
 Surrenders for benefit payments and
  fees                                        (3,610,674)            (2,995,813)            (11,737,845)
 Other transactions                               (1,478)                  (996)                  1,768
 Death benefits                                 (976,780)              (330,945)             (1,421,801)
 Net loan activity                              (343,061)              (378,793)             (1,522,163)
 Cost of insurance and other fees             (4,354,378)            (3,631,006)            (13,430,117)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,425,775)            (4,885,445)            (17,313,824)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets          (427,161)             6,016,066              13,838,247
NET ASSETS:
 Beginning of year                            57,391,616             50,273,308             179,535,333
                                             -----------            -----------            ------------
 End of year                                 $56,964,455            $56,289,374            $193,373,580
                                             ===========            ===========            ============


                                             AMERICAN FUNDS          AMERICAN FUNDS
                                           GROWTH-INCOME FUND      INTERNATIONAL FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,535,530                $905,081
 Net realized gain (loss) on security
  transactions                                   1,417,345                (609,820)
 Net realized gain on distributions                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      21,110,456               9,876,645
                                              ------------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     25,063,331              10,171,906
                                              ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                      13,158,800               5,653,117
 Net transfers                                  (2,958,387)             (3,545,594)
 Surrenders for benefit payments and
  fees                                          (8,896,756)             (3,604,612)
 Other transactions                                 (2,291)                 (2,905)
 Death benefits                                 (1,752,229)               (422,216)
 Net loan activity                                (691,632)               (244,592)
 Cost of insurance and other fees              (11,368,221)             (4,304,897)
                                              ------------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (12,510,716)             (6,471,699)
                                              ------------             -----------
 Net increase (decrease) in net assets          12,552,615               3,700,207
NET ASSETS:
 Beginning of year                             147,800,923              59,982,007
                                              ------------             -----------
 End of year                                  $160,353,538             $63,682,214
                                              ============             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                   AMERICAN FUNDS           FIDELITY VIP
                                           AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER
                                           NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $337,951                $344,664                $15,871
 Net realized gain (loss) on security
  transactions                                   618,029                 373,650                (23,293)
 Net realized gain on distributions                   --                      --                  7,599
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,554,966               3,563,905                127,300
                                             -----------             -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    5,510,946               4,282,219                127,477
                                             -----------             -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     2,805,235               2,240,481                     --
 Net transfers                                (1,245,968)             (1,282,100)               (14,158)
 Surrenders for benefit payments and
  fees                                        (1,817,404)             (1,630,224)               (14,676)
 Other transactions                                 (526)                  1,861                   (405)
 Death benefits                                 (243,258)               (266,025)               (47,056)
 Net loan activity                              (173,262)               (235,904)                  (268)
 Cost of insurance and other fees             (2,280,043)             (1,764,788)               (90,168)
                                             -----------             -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,955,226)             (2,936,699)              (166,731)
                                             -----------             -----------             ----------
 Net increase (decrease) in net assets         2,555,720               1,345,520                (39,254)
NET ASSETS:
 Beginning of year                            32,122,147              24,653,710              1,079,326
                                             -----------             -----------             ----------
 End of year                                 $34,677,867             $25,999,230             $1,040,072
                                             ===========             ===========             ==========

                                            FIDELITY VIP           FIDELITY VIP
                                            EQUITY INCOME           CONTRAFUND
                                              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,026,699               $448,172
 Net realized gain (loss) on security
  transactions                                  (464,857)              (562,136)
 Net realized gain on distributions            2,114,638                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,611,591              6,124,618
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    5,288,071              6,010,654
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,380,951              4,177,853
 Net transfers                                   166,485             (2,395,758)
 Surrenders for benefit payments and
  fees                                        (2,050,685)            (1,934,807)
 Other transactions                               (3,324)                 3,957
 Death benefits                                 (618,455)              (251,147)
 Net loan activity                              (109,863)              (387,363)
 Cost of insurance and other fees             (2,428,570)            (3,123,474)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,663,461)            (3,910,739)
                                             -----------            -----------
 Net increase (decrease) in net assets         2,624,610              2,099,915
NET ASSETS:
 Beginning of year                            31,470,851             38,411,651
                                             -----------            -----------
 End of year                                 $34,095,461            $40,511,566
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                              OVERSEAS               MID CAP             FREEDOM 2010
                                             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $12,429                $95,963               $15,094
 Net realized gain (loss) on security
  transactions                                 (382,434)               (20,910)               19,911
 Net realized gain on distributions               2,139              1,987,736                13,387
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      508,540              1,255,339                48,484
                                             ----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     140,674              3,318,128                96,876
                                             ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           --              2,301,655                15,219
 Net transfers                                 (880,026)              (521,141)              (14,585)
 Surrenders for benefit payments and
  fees                                          (36,745)            (1,008,469)              (61,871)
 Other transactions                                  (1)                   486                   (11)
 Death benefits                                      --                (76,311)                   --
 Net loan activity                               (7,110)              (298,454)               (2,090)
 Cost of insurance and other fees               (39,449)            (1,808,801)              (68,289)
                                             ----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (963,331)            (1,411,035)             (131,627)
                                             ----------            -----------            ----------
 Net increase (decrease) in net assets         (822,657)             1,907,093               (34,751)
NET ASSETS:
 Beginning of year                            1,485,234             23,076,075               958,170
                                             ----------            -----------            ----------
 End of year                                   $662,577            $24,983,168              $923,419
                                             ==========            ===========            ==========

                                            FIDELITY VIP          FIDELITY VIP
                                            FREEDOM 2020          FREEDOM 2030
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $17,451               $19,766
 Net realized gain (loss) on security
  transactions                                   90,508                23,073
 Net realized gain on distributions              12,543                 8,601
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       17,138                66,468
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     137,640               117,908
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       43,226                57,589
 Net transfers                                   61,223               406,382
 Surrenders for benefit payments and
  fees                                         (442,842)             (161,178)
 Other transactions                                  (2)                 (600)
 Death benefits                                      --                    --
 Net loan activity                                 (648)              (10,281)
 Cost of insurance and other fees               (81,460)              (66,753)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (420,503)              225,159
                                             ----------            ----------
 Net increase (decrease) in net assets         (282,863)              343,067
NET ASSETS:
 Beginning of year                            1,272,532               698,148
                                             ----------            ----------
 End of year                                   $989,669            $1,041,215
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     FRANKLIN               FRANKLIN
                                              FRANKLIN               SMALL CAP              STRATEGIC
                                               INCOME                  VALUE                 INCOME
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $2,338,974               $195,327             $1,018,874
 Net realized gain (loss) on security
  transactions                                  (558,449)               216,424                160,699
 Net realized gain on distributions                   --                     --                 16,617
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,543,977              3,891,904                582,997
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,324,502              4,303,655              1,779,187
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,182,635              2,137,217                909,205
 Net transfers                                  (936,198)            (1,111,970)             2,942,640
 Surrenders for benefit payments and
  fees                                        (1,938,076)            (1,155,131)            (1,159,146)
 Other transactions                                2,918                  1,376                   (297)
 Death benefits                                 (302,246)               (91,284)              (292,121)
 Net loan activity                              (220,184)              (100,847)                 9,818
 Cost of insurance and other fees             (2,857,630)            (1,649,188)              (783,931)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,068,781)            (1,969,827)             1,626,168
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets         1,255,721              2,333,828              3,405,355
NET ASSETS:
 Beginning of year                            35,601,678             24,325,969             12,777,497
                                             -----------            -----------            -----------
 End of year                                 $36,857,399            $26,659,797            $16,182,852
                                             ===========            ===========            ===========


                                                                    TEMPLETON
                                            MUTUAL SHARES            FOREIGN
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $901,804               $40,452
 Net realized gain (loss) on security
  transactions                                  (474,795)              (11,789)
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,393,466               180,955
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    5,820,475               209,618
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     4,219,134                86,176
 Net transfers                                (1,732,471)              162,582
 Surrenders for benefit payments and
  fees                                        (2,396,132)              (32,771)
 Other transactions                                  884                  (122)
 Death benefits                                  (96,969)               (1,605)
 Net loan activity                              (159,326)              (46,846)
 Cost of insurance and other fees             (3,319,975)              (73,537)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,484,855)               93,877
                                             -----------            ----------
 Net increase (decrease) in net assets         2,335,620               303,495
NET ASSETS:
 Beginning of year                            41,993,887             1,101,958
                                             -----------            ----------
 End of year                                 $44,329,507            $1,405,453
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              TEMPLETON               MUTUAL                TEMPLETON
                                               GROWTH            GLOBAL DISCOVERY          GLOBAL BOND
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $196,462               $651,675             $1,823,602
 Net realized gain (loss) on security
  transactions                                  (319,874)              (143,810)               388,998
 Net realized gain on distributions                   --              1,315,556                 45,781
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,973,806              1,274,741              1,732,351
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,850,394              3,098,162              3,990,732
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,114,738              2,381,570              1,643,904
 Net transfers                                  (120,749)            (1,168,625)               904,029
 Surrenders for benefit payments and
  fees                                          (424,897)            (1,136,030)            (2,498,138)
 Other transactions                                 (807)                 1,814                   (669)
 Death benefits                                  (10,074)              (157,891)              (334,997)
 Net loan activity                               (69,911)              (240,406)               (88,384)
 Cost of insurance and other fees               (882,588)            (1,850,929)            (1,617,433)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (394,288)            (2,170,497)            (1,991,688)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets         1,456,106                927,665              1,999,044
NET ASSETS:
 Beginning of year                             8,981,626             23,717,785             27,139,076
                                             -----------            -----------            -----------
 End of year                                 $10,437,732            $24,645,450            $29,138,120
                                             ===========            ===========            ===========

                                                                       HARTFORD
                                               HARTFORD                 TOTAL
                                               BALANCED              RETURN BOND
                                               HLS FUND                HLS FUND
                                           SUB-ACCOUNT (1)           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,061,531              $4,610,785
 Net realized gain (loss) on security
  transactions                                 (2,213,507)                405,218
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      8,404,906               3,174,044
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     8,252,930               8,190,047
                                             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      5,488,686               8,184,105
 Net transfers                                 (1,061,788)              2,299,762
 Surrenders for benefit payments and
  fees                                         (6,710,421)             (8,473,141)
 Other transactions                               (31,633)                 (3,191)
 Death benefits                                (1,480,611)             (1,505,378)
 Net loan activity                               (316,285)               (865,538)
 Cost of insurance and other fees              (6,335,646)             (8,544,267)
                                             ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (10,447,698)             (8,907,648)
                                             ------------            ------------
 Net increase (decrease) in net assets         (2,194,768)               (717,601)
NET ASSETS:
 Beginning of year                             71,891,464             112,816,174
                                             ------------            ------------
 End of year                                  $69,696,696            $112,098,573
                                             ============            ============

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               HARTFORD                HARTFORD
                                               CAPITAL                 DIVIDEND               HARTFORD
                                             APPRECIATION             AND GROWTH          GLOBAL RESEARCH
                                               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,431,988              $2,375,752                $5,324
 Net realized gain (loss) on security
  transactions                                 (2,903,166)              1,021,872                24,036
 Net realized gain on distributions                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     28,622,471              10,034,552                87,437
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    28,151,293              13,432,176               116,797
                                             ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                     11,600,845               8,240,558                 5,441
 Net transfers                                 (7,518,631)             (3,263,808)             (440,076)
 Surrenders for benefit payments and
  fees                                        (11,564,308)             (7,313,741)               (7,979)
 Other transactions                                (1,185)                 (6,327)                   (1)
 Death benefits                                (1,431,982)             (1,139,604)                   --
 Net loan activity                             (1,544,887)             (1,603,023)                 (391)
 Cost of insurance and other fees             (11,422,784)             (7,697,031)              (19,905)
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (21,882,932)            (12,782,976)             (462,911)
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets          6,268,361                 649,200              (346,114)
NET ASSETS:
 Beginning of year                            161,140,634             103,006,061               820,810
                                             ------------            ------------            ----------
 End of year                                 $167,408,995            $103,655,261              $474,696
                                             ============            ============            ==========

                                                                    HARTFORD
                                              HARTFORD             DISCIPLINED
                                           GLOBAL GROWTH             EQUITY
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $5,232               $260,634
 Net realized gain (loss) on security
  transactions                                    8,023                161,484
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      185,786              2,183,598
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     199,041              2,605,716
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       24,029              1,448,743
 Net transfers                                  113,786                 50,024
 Surrenders for benefit payments and
  fees                                          (56,922)            (1,010,775)
 Other transactions                                   8                    662
 Death benefits                                  (4,779)              (110,436)
 Net loan activity                                 (187)                (4,494)
 Cost of insurance and other fees               (55,167)            (1,402,155)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               20,768             (1,028,431)
                                             ----------            -----------
 Net increase (decrease) in net assets          219,809              1,577,285
NET ASSETS:
 Beginning of year                              861,024             15,162,866
                                             ----------            -----------
 End of year                                 $1,080,833            $16,740,151
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                               GROWTH                HARTFORD              HARTFORD
                                            OPPORTUNITIES           HIGH YIELD               INDEX
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --              $333,837               $935,217
 Net realized gain (loss) on security
  transactions                                  (106,543)               21,821             (1,068,095)
 Net realized gain on distributions                   --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,962,947               112,582              6,932,296
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    5,856,404               468,240              6,799,418
                                             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,793,165               253,867              3,240,270
 Net transfers                                  (627,306)            1,500,600               (501,444)
 Surrenders for benefit payments and
  fees                                        (1,483,096)             (217,220)            (3,436,393)
 Other transactions                                2,599                     3                   (310)
 Death benefits                                  (78,750)              (10,996)              (191,693)
 Net loan activity                              (395,617)               (3,803)              (262,775)
 Cost of insurance and other fees             (2,182,012)             (268,200)            (3,514,066)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,971,017)            1,254,251             (4,666,411)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets         3,885,387             1,722,491              2,133,007
NET ASSETS:
 Beginning of year                            22,261,462             2,653,100             44,990,219
                                             -----------            ----------            -----------
 End of year                                 $26,146,849            $4,375,591            $47,123,226
                                             ===========            ==========            ===========

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD
                                            OPPORTUNITIES             MIDCAP
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $835,077               $446,227
 Net realized gain (loss) on security
  transactions                                (1,023,981)             1,939,453
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     8,211,936              7,585,951
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    8,023,032              9,971,631
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,974,011              3,078,417
 Net transfers                                (3,519,671)            (2,517,454)
 Surrenders for benefit payments and
  fees                                        (3,682,435)            (4,099,892)
 Other transactions                               (3,451)                (7,846)
 Death benefits                                 (186,696)              (421,261)
 Net loan activity                              (384,831)              (876,960)
 Cost of insurance and other fees             (3,096,440)            (3,602,913)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (6,899,513)            (8,447,909)
                                             -----------            -----------
 Net increase (decrease) in net assets         1,123,519              1,523,722
NET ASSETS:
 Beginning of year                            43,197,288             53,607,462
                                             -----------            -----------
 End of year                                 $44,320,807            $55,131,184
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                            MIDCAP VALUE           MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $151,965                   $ --                   $ --
 Net realized gain (loss) on security
  transactions                                  (318,937)                    --                549,257
 Net realized gain on distributions                   --                     --                  1,783
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,990,280                     --              3,665,635
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,823,308                     --              4,216,675
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       862,147             10,503,964              1,861,568
 Net transfers                                  (371,826)            22,987,135             (1,014,064)
 Surrenders for benefit payments and
  fees                                        (1,062,557)           (35,042,803)            (1,913,644)
 Other transactions                               (1,587)                    --                   (640)
 Death benefits                                  (91,195)            (1,690,764)              (187,994)
 Net loan activity                               (56,848)             1,263,196               (260,196)
 Cost of insurance and other fees               (811,382)            (8,902,894)            (1,914,604)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,533,248)           (10,882,166)            (3,429,574)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets         1,290,060            (10,882,166)               787,101
NET ASSETS:
 Beginning of year                            11,824,403             84,661,880             27,787,816
                                             -----------            -----------            -----------
 End of year                                 $13,114,463            $73,779,714            $28,574,917
                                             ===========            ===========            ===========

                                                                     HARTFORD
                                              HARTFORD            U.S. GOVERNMENT
                                                STOCK               SECURITIES
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,552,602               $386,717
 Net realized gain (loss) on security
  transactions                                (3,866,160)                20,070
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,451,177                 89,721
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   10,137,619                496,508
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     6,327,402              1,033,643
 Net transfers                                (2,912,153)             1,279,180
 Surrenders for benefit payments and
  fees                                        (5,587,443)            (1,590,872)
 Other transactions                              (12,986)                   380
 Death benefits                                 (608,746)              (156,928)
 Net loan activity                              (547,464)               (58,612)
 Cost of insurance and other fees             (6,166,429)              (995,507)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,507,819)              (488,716)
                                             -----------            -----------
 Net increase (decrease) in net assets           629,800                  7,792
NET ASSETS:
 Beginning of year                            72,608,632             13,759,895
                                             -----------            -----------
 End of year                                 $73,238,432            $13,767,687
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            LORD ABBETT
                                             CALIBRATED           LORD ABBETT           LORD ABBETT
                                              DIVIDEND           BOND-DEBENTURE          GROWTH AND
                                            GROWTH FUND               FUND              INCOME FUND
                                          SUB-ACCOUNT (2)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $218,191              $388,294               $65,826
 Net realized gain (loss) on security
  transactions                                  (44,860)              147,019              (139,658)
 Net realized gain on distributions                  --                86,447                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      658,583                80,958               845,465
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     831,914               702,718               771,633
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      693,967               377,305               817,358
 Net transfers                                 (195,298)            1,722,510              (395,090)
 Surrenders for benefit payments and
  fees                                         (222,358)             (722,557)             (302,580)
 Other transactions                                (246)                 (501)                 (339)
 Death benefits                                 (25,683)                   --               (11,447)
 Net loan activity                              (36,707)                9,124               (35,905)
 Cost of insurance and other fees              (552,365)             (351,046)             (571,476)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (338,690)            1,034,835              (499,479)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          493,224             1,737,553               272,154
NET ASSETS:
 Beginning of year                            6,773,783             5,367,172             6,509,072
                                             ----------            ----------            ----------
 End of year                                 $7,267,007            $7,104,725            $6,781,226
                                             ==========            ==========            ==========


                                          MFS INVESTORS           MFS NEW
                                           TRUST SERIES       DISCOVERY SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $7,739                  $ --
 Net realized gain (loss) on security
  transactions                                    100               102,585
 Net realized gain on distributions                --               595,320
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    137,784               440,507
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   145,623             1,138,412
                                             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                     48,210               410,648
 Net transfers                                 18,021              (158,996)
 Surrenders for benefit payments and
  fees                                        (10,669)             (318,105)
 Other transactions                                10                   337
 Death benefits                                    --                (2,494)
 Net loan activity                               (387)              (13,911)
 Cost of insurance and other fees             (55,898)             (377,571)
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (713)             (460,092)
                                             --------            ----------
 Net increase (decrease) in net assets        144,910               678,320
NET ASSETS:
 Beginning of year                            796,004             5,457,737
                                             --------            ----------
 End of year                                 $940,914            $6,136,057
                                             ========            ==========

(2) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              MFS TOTAL             MFS VALUE            MFS RESEARCH
                                            RETURN SERIES             SERIES             BOND SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $721,342              $138,167              $243,621
 Net realized gain (loss) on security
  transactions                                   (65,675)              258,454                92,570
 Net realized gain on distributions                   --                64,051                58,279
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,080,808               778,010               220,404
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    2,736,475             1,238,682               614,874
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,114,175               597,026               597,284
 Net transfers                                   939,918             1,139,140             2,774,985
 Surrenders for benefit payments and
  fees                                        (1,277,182)             (642,191)             (875,395)
 Other transactions                                 (565)                  111                    37
 Death benefits                                  (61,214)              (18,782)              (63,944)
 Net loan activity                              (340,648)              (24,866)                5,103
 Cost of insurance and other fees             (1,730,596)             (492,118)             (684,103)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (356,112)              558,320             1,753,967
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets         2,380,363             1,797,002             2,368,841
NET ASSETS:
 Beginning of year                            24,226,125             7,248,080             7,369,898
                                             -----------            ----------            ----------
 End of year                                 $26,606,488            $9,045,082            $9,738,739
                                             ===========            ==========            ==========

                                                                    INVESCO
                                            UIF MID CAP         VAN KAMPEN V.I.
                                               GROWTH               AMERICAN
                                             PORTFOLIO             VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (3)
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --               $16,524
 Net realized gain (loss) on security
  transactions                                  219,939                (3,280)
 Net realized gain on distributions             248,191                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (316,790)              367,564
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     151,340               380,808
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      142,167               215,880
 Net transfers                                 (363,326)              389,559
 Surrenders for benefit payments and
  fees                                         (117,640)              (82,450)
 Other transactions                                 (69)               (1,677)
 Death benefits                                     (62)              (50,863)
 Net loan activity                               (2,103)               (1,555)
 Cost of insurance and other fees              (137,101)             (160,889)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (478,134)              308,005
                                             ----------            ----------
 Net increase (decrease) in net assets         (326,794)              688,813
NET ASSETS:
 Beginning of year                            2,060,285             2,166,524
                                             ----------            ----------
 End of year                                 $1,733,491            $2,855,337
                                             ==========            ==========

(3) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                              CAPITAL             OPPENHEIMER           OPPENHEIMER
                                            APPRECIATION       GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA               FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $12,779              $165,095               $11,359
 Net realized gain (loss) on security
  transactions                                   27,215              (122,635)               (7,953)
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      372,682             1,593,001               249,641
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     412,676             1,635,461               253,047
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      381,009               931,946               235,064
 Net transfers                                  (40,797)             (370,583)              240,822
 Surrenders for benefit payments and
  fees                                         (129,308)             (519,055)             (149,536)
 Other transactions                                (984)                1,059                   323
 Death benefits                                 (88,261)              (21,413)                 (144)
 Net loan activity                               (9,413)             (122,276)               (9,609)
 Cost of insurance and other fees              (286,250)             (680,235)             (156,535)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (174,004)             (780,557)              160,385
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          238,672               854,904               413,432
NET ASSETS :
 Beginning of year                            3,041,138             8,203,871             1,499,363
                                             ----------            ----------            ----------
 End of year                                 $3,279,810            $9,058,775            $1,912,795
                                             ==========            ==========            ==========

                                            OPPENHEIMER
                                            MAIN STREET            PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED
                                              FUND/VA             INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,638              $211,542
 Net realized gain (loss) on security
  transactions                                   55,357               (60,823)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      121,741               255,782
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     180,736               406,501
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       93,597               327,235
 Net transfers                                   47,825              (118,302)
 Surrenders for benefit payments and
  fees                                          (51,652)             (273,042)
 Other transactions                                  48                    99
 Death benefits                                      --                   (41)
 Net loan activity                                 (283)               12,279
 Cost of insurance and other fees               (75,558)             (254,484)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               13,977              (306,256)
                                             ----------            ----------
 Net increase (decrease) in net assets          194,713               100,245
NET ASSETS :
 Beginning of year                            1,011,641             3,679,021
                                             ----------            ----------
 End of year                                 $1,206,354            $3,779,266
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT              PUTNAM VT
                                           GLOBAL ASSET            GLOBAL              GROWTH AND
                                         ALLOCATION FUND        EQUITY FUND            INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,137               $70,513               $242,433
 Net realized gain (loss) on security
  transactions                                (12,266)             (534,553)            (1,296,038)
 Net realized gain on distributions                --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     63,286             1,146,013              3,261,439
                                             --------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    55,157               681,973              2,207,834
                                             --------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --               257,196                996,511
 Net transfers                                     --              (186,197)              (171,930)
 Surrenders for benefit payments and
  fees                                        (19,335)             (502,565)            (1,026,706)
 Other transactions                               (24)                 (347)                  (945)
 Death benefits                                (2,324)              (56,635)              (124,015)
 Net loan activity                               (722)                8,105                (71,820)
 Cost of insurance and other fees             (37,828)             (323,697)            (1,273,418)
                                             --------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (60,233)             (804,140)            (1,672,323)
                                             --------            ----------            -----------
 Net increase (decrease) in net assets         (5,076)             (122,167)               535,511
NET ASSETS:
 Beginning of year                            398,842             3,657,154             12,018,268
                                             --------            ----------            -----------
 End of year                                 $393,766            $3,534,987            $12,553,779
                                             ========            ==========            ===========

                                             PUTNAM VT             PUTNAM VT
                                           GLOBAL HEALTH             HIGH
                                             CARE FUND            YIELD FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $14,657             $1,598,319
 Net realized gain (loss) on security
  transactions                                  19,552               (499,796)
 Net realized gain on distributions             78,490                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      78,690              2,024,556
                                             ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    191,389              3,123,079
                                             ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                          --              1,417,096
 Net transfers                                  (9,969)              (619,098)
 Surrenders for benefit payments and
  fees                                         (32,157)            (1,124,194)
 Other transactions                                (31)                (1,159)
 Death benefits                                 (3,058)              (357,166)
 Net loan activity                              (4,676)              (137,394)
 Cost of insurance and other fees              (75,603)            (1,537,642)
                                             ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (125,494)            (2,359,557)
                                             ---------            -----------
 Net increase (decrease) in net assets          65,895                763,522
NET ASSETS:
 Beginning of year                             890,236             20,634,249
                                             ---------            -----------
 End of year                                  $956,131            $21,397,771
                                             =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    PUTNAM VT             PUTNAM VT
                                              PUTNAM VT           INTERNATIONAL         INTERNATIONAL
                                             INCOME FUND           VALUE FUND            EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $889,042              $18,385               $351,743
 Net realized gain (loss) on security
  transactions                                  (139,483)             (53,327)            (1,916,020)
 Net realized gain on distributions                   --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,057,592              145,266              4,502,951
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,807,151              110,324              2,938,674
                                             -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,600,139                   --              1,285,262
 Net transfers                                  (268,379)             (14,030)            (1,360,545)
 Surrenders for benefit payments and
  fees                                        (1,492,245)             (12,527)              (954,831)
 Other transactions                                  266                    2                   (531)
 Death benefits                                  (54,631)                  --               (179,053)
 Net loan activity                              (188,746)              (1,745)               (36,028)
 Cost of insurance and other fees             (1,331,163)             (55,744)            (1,231,556)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,734,759)             (84,044)            (2,477,282)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets            72,392               26,280                461,392
NET ASSETS:
 Beginning of year                            17,006,919              550,276             14,543,974
                                             -----------            ---------            -----------
 End of year                                 $17,079,311             $576,556            $15,005,366
                                             ===========            =========            ===========

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT
                                            GROWTH FUND         INVESTORS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $5,636               $11,625
 Net realized gain (loss) on security
  transactions                                   3,555                (7,784)
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      54,401               111,646
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     63,592               115,487
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                          --                    --
 Net transfers                                 (41,327)              (19,981)
 Surrenders for benefit payments and
  fees                                         (14,108)               (9,235)
 Other transactions                                  7                   (27)
 Death benefits                                 (1,842)                 (902)
 Net loan activity                              (1,341)              (14,533)
 Cost of insurance and other fees              (24,673)              (65,305)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (83,284)             (109,983)
                                             ---------            ----------
 Net increase (decrease) in net assets         (19,692)                5,504
NET ASSETS:
 Beginning of year                             336,075               712,072
                                             ---------            ----------
 End of year                                  $316,383              $717,576
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                              MONEY              MULTI-CAP             SMALL CAP
                                           MARKET FUND          GROWTH FUND            VALUE FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $11               $42,871               $22,543
 Net realized gain (loss) on security
  transactions                                     --               (66,907)             (291,030)
 Net realized gain on distributions                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --             1,443,120             1,075,697
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        11             1,419,084               807,210
                                             --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --               660,909               561,302
 Net transfers                                 (2,721)                5,641              (294,019)
 Surrenders for benefit payments and
  fees                                         (4,800)             (871,756)             (272,085)
 Other transactions                                (7)               (1,148)                 (145)
 Death benefits                                    --              (112,701)               (5,047)
 Net loan activity                                 --               (34,028)             (123,468)
 Cost of insurance and other fees              (6,330)             (796,658)             (414,372)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (13,858)           (1,149,741)             (547,834)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets        (13,847)              269,343               259,376
NET ASSETS:
 Beginning of year                            114,890             8,725,361             4,799,142
                                             --------            ----------            ----------
 End of year                                 $101,043            $8,994,704            $5,058,518
                                             ========            ==========            ==========

                                             PUTNAM VT            PUTNAM VT
                                           GEORGE PUTNAM           GLOBAL
                                           BALANCED FUND       UTILITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $14,889              $24,312
 Net realized gain (loss) on security
  transactions                                 (53,086)             (44,887)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     117,078               51,556
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     78,881               30,981
                                             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --                   --
 Net transfers                                 (46,828)             (20,760)
 Surrenders for benefit payments and
  fees                                         (21,329)             (56,122)
 Other transactions                               (800)                 (11)
 Death benefits                                (43,527)              (3,627)
 Net loan activity                              (2,186)              (5,409)
 Cost of insurance and other fees              (58,395)             (49,409)
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (173,065)            (135,338)
                                             ---------            ---------
 Net increase (decrease) in net assets         (94,184)            (104,357)
NET ASSETS:
 Beginning of year                             660,193              670,015
                                             ---------            ---------
 End of year                                  $566,009             $565,658
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     PUTNAM VT               PUTNAM VT
                                              PUTNAM VT               CAPITAL                 EQUITY
                                            VOYAGER FUND         OPPORTUNITIES FUND         INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $65,876                $20,024                $152,166
 Net realized gain (loss) on security
  transactions                                  (411,272)                95,813                 230,672
 Net realized gain on distributions                   --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,688,500                601,911                 768,548
                                             -----------             ----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,343,104                717,748               1,151,386
                                             -----------             ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                     1,287,971                486,085                 457,468
 Net transfers                                  (478,383)              (373,778)               (314,152)
 Surrenders for benefit payments and
  fees                                        (1,754,792)              (308,907)               (635,307)
 Other transactions                               (5,224)                  (639)                 (1,124)
 Death benefits                                 (146,404)               (41,864)                (32,106)
 Net loan activity                               (25,725)               (49,561)                 14,731
 Cost of insurance and other fees             (1,538,548)              (394,019)               (538,000)
                                             -----------             ----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,661,105)              (682,683)             (1,048,490)
                                             -----------             ----------             -----------
 Net increase (decrease) in net assets          (318,001)                35,065                 102,896
NET ASSETS:
 Beginning of year                            16,522,781              5,132,806               6,556,919
                                             -----------             ----------             -----------
 End of year                                 $16,204,780             $5,167,871              $6,659,815
                                             ===========             ==========             ===========

                                                                       INVESCO                  INVESCO
                                               INVESCO             VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                           VAN KAMPEN V.I.             AMERICAN                 MID CAP
                                            COMSTOCK FUND           FRANCHISE FUND            GROWTH FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (4)(5)(6)      SUB-ACCOUNT (4)(7)
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $271,870                    $ --                     $ --
 Net realized gain (loss) on security
  transactions                                   (93,793)                (58,126)                (408,453)
 Net realized gain on distributions                   --                      --                      359
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,953,162                 281,603                  531,228
                                             -----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from operations                    3,131,239                 223,477                  123,134
                                             -----------              ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                     1,858,935                 281,316                  123,112
 Net transfers                                  (662,777)                 25,724                  (19,993)
 Surrenders for benefit payments and
  fees                                          (900,107)                (48,749)                 (36,963)
 Other transactions                               (3,181)                 (1,399)                  (1,349)
 Death benefits                                 (111,255)                (64,400)                 (40,906)
 Net loan activity                              (203,049)                 (8,070)                  (1,029)
 Cost of insurance and other fees             (1,480,287)               (190,845)                 (99,568)
                                             -----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,501,721)                 (6,423)                 (76,696)
                                             -----------              ----------               ----------
 Net increase (decrease) in net assets         1,629,518                 217,054                   46,438
NET ASSETS:
 Beginning of year                            17,022,365               1,800,344                1,054,718
                                             -----------              ----------               ----------
 End of year                                 $18,651,883              $2,017,398               $1,101,156
                                             ===========              ==========               ==========

(4)  Funded as of April 27, 2012.

(5) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL             SMALL/MID-CAP              INTERNATIONAL
                                             VALUE PORTFOLIO           VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $478,638                   $24,995                    $93,404
 Net realized gain (loss) on security
  transactions                                     154,185                   164,432                     56,109
 Net realized gain on distributions                     --                        --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (3,047,986)               (1,041,698)                  (714,664)
                                               -----------                ----------                 ----------
 Net increase (decrease) in net assets
  resulting from operations                     (2,415,163)                 (852,271)                  (565,151)
                                               -----------                ----------                 ----------
UNIT TRANSACTIONS:
 Purchases                                       1,926,202                 1,173,062                    428,149
 Net transfers                                    (103,879)                 (813,620)                  (199,174)
 Surrenders for benefit payments and
  fees                                            (727,701)                 (660,770)                  (220,603)
 Other transactions                                  2,010                    (5,282)                        41
 Death benefits                                    (12,785)                  (20,993)                    (1,821)
 Net loan activity                                  20,438                   (51,959)                   (31,324)
 Cost of insurance and other fees               (1,271,800)                 (863,079)                  (343,258)
                                               -----------                ----------                 ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (167,515)               (1,242,641)                  (367,990)
                                               -----------                ----------                 ----------
 Net increase (decrease) in net assets          (2,582,678)               (2,094,912)                  (933,141)
NET ASSETS:
 Beginning of year                              13,215,119                10,895,898                  3,921,748
                                               -----------                ----------                 ----------
 End of year                                   $10,632,441                $8,800,986                 $2,988,607
                                               ===========                ==========                 ==========

                                             INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                  CORE
                                          APPRECIATION FUND         EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $2,994                $17,671
 Net realized gain (loss) on security
  transactions                                    14,010                 15,768
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (167,339)                (8,624)
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     (150,335)                24,815
                                              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       281,190                199,850
 Net transfers                                   (23,551)               412,279
 Surrenders for benefit payments and
  fees                                           (81,944)              (197,394)
 Other transactions                                 (225)                  (163)
 Death benefits                                       --                (10,558)
 Net loan activity                                (5,884)                (5,942)
 Cost of insurance and other fees               (225,338)              (153,169)
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (55,752)               244,903
                                              ----------             ----------
 Net increase (decrease) in net assets          (206,087)               269,718
NET ASSETS:
 Beginning of year                             2,006,431              1,888,309
                                              ----------             ----------
 End of year                                  $1,800,344             $2,158,027
                                              ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                           INTERNATIONAL         MID CAP CORE           SMALL CAP
                                            GROWTH FUND          EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $46,639               $50,002                 $ --
 Net realized gain (loss) on security
  transactions                                    6,241                81,082              (53,806)
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (244,180)           (1,191,222)             (51,668)
                                            -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    (191,300)           (1,060,138)            (105,474)
                                            -----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                      311,334             1,482,799              505,043
 Net transfers                                  599,782               296,104              877,011
 Surrenders for benefit payments and
  fees                                         (189,109)             (776,330)            (238,906)
 Other transactions                              (3,576)                 (102)                 567
 Death benefits                                 (19,133)              (31,714)             (31,871)
 Net loan activity                              (35,946)              (96,313)             (21,395)
 Cost of insurance and other fees              (228,585)           (1,271,983)            (410,596)
                                            -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              434,767              (397,539)             679,853
                                            -----------          ------------          -----------
 Net increase (decrease) in net assets          243,467            (1,457,677)             574,379
NET ASSETS:
 Beginning of year                            2,763,828            16,682,140            4,761,907
                                            -----------          ------------          -----------
 End of year                                 $3,007,295           $15,224,463           $5,336,286
                                            ===========          ============          ===========

                                                                   INVESCO V.I.
                                            INVESCO V.I.           BALANCED RISK
                                               CAPITAL              ALLOCATION
                                          DEVELOPMENT FUND             FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)(B)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                $26,833
 Net realized gain (loss) on security
  transactions                                    26,731                (38,524)
 Net realized gain on distributions                   --                 89,937
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (109,476)                18,864
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (82,745)                97,110
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       131,984                 72,622
 Net transfers                                   (17,342)             1,680,289
 Surrenders for benefit payments and
  fees                                           (52,428)               (58,839)
 Other transactions                                  (16)                    11
 Death benefits                                       --                 (8,821)
 Net loan activity                               (12,979)               (59,212)
 Cost of insurance and other fees               (121,025)               (58,690)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (71,806)             1,567,360
                                             -----------            -----------
 Net increase (decrease) in net assets          (154,551)             1,664,470
NET ASSETS:
 Beginning of year                             1,209,269                705,518
                                             -----------            -----------
 End of year                                  $1,054,718             $2,369,988
                                             ===========            ===========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP
                                                ASSET               INCOME AND           AMERICAN FUNDS
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,407,425               $769,402             $1,729,381
 Net realized gain (loss) on security
  transactions                                  (336,250)               139,717                388,213
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (18,522)            (1,306,442)             1,345,730
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,052,653               (397,323)             3,463,324
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     6,731,155              4,510,941              5,131,703
 Net transfers                                  (893,379)              (767,747)            (1,489,998)
 Surrenders for benefit payments and
  fees                                        (3,403,887)            (1,703,904)            (2,702,663)
 Other transactions                               (1,599)                   868                   (274)
 Death benefits                                 (324,788)              (319,587)              (269,316)
 Net loan activity                            (1,571,223)              (411,207)              (370,392)
 Cost of insurance and other fees             (6,816,094)            (3,833,443)            (4,851,032)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (6,279,815)            (2,524,079)            (4,551,972)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets        (5,227,162)            (2,921,402)            (1,088,648)
NET ASSETS:
 Beginning of year                            77,996,537             45,670,393             58,480,264
                                             -----------            -----------            -----------
 End of year                                 $72,769,375            $42,748,991            $57,391,616
                                             ===========            ===========            ===========


                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $726,884              $1,194,152
 Net realized gain (loss) on security
  transactions                                  (401,597)             (2,150,478)
 Net realized gain on distributions                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (5,301,854)             (7,046,281)
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   (4,976,567)             (8,002,607)
                                             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                     4,949,957              19,152,224
 Net transfers                                (1,014,928)             (5,430,261)
 Surrenders for benefit payments and
  fees                                        (2,678,351)            (11,080,362)
 Other transactions                                5,790                  (2,135)
 Death benefits                                 (345,365)               (730,090)
 Net loan activity                              (375,036)             (1,244,790)
 Cost of insurance and other fees             (4,257,421)            (15,893,464)
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,715,354)            (15,228,878)
                                             -----------            ------------
 Net increase (decrease) in net assets        (8,691,921)            (23,231,485)
NET ASSETS:
 Beginning of year                            58,965,229             202,766,818
                                             -----------            ------------
 End of year                                 $50,273,308            $179,535,333
                                             ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                         GROWTH-INCOME FUND    INTERNATIONAL FUND      NEW WORLD FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $2,402,587             $1,202,061             $615,992
 Net realized gain (loss) on security
  transactions                                (3,029,623)               (16,262)             (35,443)
 Net realized gain on distributions                   --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,165,034)           (10,977,439)          (5,910,969)
                                            ------------          -------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (2,792,070)            (9,791,640)          (5,330,420)
                                            ------------          -------------          -----------
UNIT TRANSACTIONS:
 Purchases                                    15,008,837              6,731,690            3,398,161
 Net transfers                                (4,955,789)            (1,283,594)             512,503
 Surrenders for benefit payments and
  fees                                        (8,769,731)            (3,107,149)          (2,486,477)
 Other transactions                                6,804                  2,124                2,837
 Death benefits                                 (691,377)              (323,148)             (51,918)
 Net loan activity                              (710,679)              (399,272)             (76,092)
 Cost of insurance and other fees            (12,885,743)            (5,357,924)          (2,837,235)
                                            ------------          -------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (12,997,678)            (3,737,273)          (1,538,221)
                                            ------------          -------------          -----------
 Net increase (decrease) in net assets       (15,789,748)           (13,528,913)          (6,868,641)
NET ASSETS:
 Beginning of year                           163,590,671             73,510,920           38,990,788
                                            ------------          -------------          -----------
 End of year                                $147,800,923            $59,982,007          $32,122,147
                                            ============          =============          ===========

                                          AMERICAN FUNDS        FIDELITY VIP
                                           GLOBAL SMALL        ASSET MANAGER
                                        CAPITALIZATION FUND      PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $404,176             $22,429
 Net realized gain (loss) on security
  transactions                                 (912,763)            (39,938)
 Net realized gain on distributions                  --               5,514
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (5,568,709)            (10,812)
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (6,077,296)            (22,807)
                                            -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    2,670,716                  --
 Net transfers                               (1,216,901)            (26,107)
 Surrenders for benefit payments and
  fees                                       (2,282,638)           (119,085)
 Other transactions                               7,902                 (13)
 Death benefits                                (115,719)                 --
 Net loan activity                             (239,074)               (199)
 Cost of insurance and other fees            (2,321,699)           (109,700)
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (3,497,413)           (255,104)
                                            -----------          ----------
 Net increase (decrease) in net assets       (9,574,709)           (277,911)
NET ASSETS:
 Beginning of year                           34,228,419           1,357,237
                                            -----------          ----------
 End of year                                $24,653,710          $1,079,326
                                            ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                            EQUITY INCOME           CONTRAFUND              OVERSEAS
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $809,249               $318,600               $24,674
 Net realized gain (loss) on security
  transactions                                  (454,481)               108,715               (15,683)
 Net realized gain on distributions                   --                     --                 3,457
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (24,530)            (1,458,533)             (326,967)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      330,238             (1,031,218)             (314,519)
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,698,202              4,610,253                    --
 Net transfers                                  (658,950)             1,449,868               (33,676)
 Surrenders for benefit payments and
  fees                                        (2,006,251)            (1,873,126)              (20,907)
 Other transactions                                2,598                  3,016                    (1)
 Death benefits                                 (241,133)              (191,752)                   --
 Net loan activity                              (291,411)              (364,440)               (6,420)
 Cost of insurance and other fees             (2,678,777)            (3,537,276)              (90,600)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,175,722)                96,543              (151,604)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets        (2,845,484)              (934,675)             (466,123)
NET ASSETS:
 Beginning of year                            34,316,335             39,346,326             1,951,357
                                             -----------            -----------            ----------
 End of year                                 $31,470,851            $38,411,651            $1,485,234
                                             ===========            ===========            ==========

                                            FIDELITY VIP          FIDELITY VIP
                                               MID CAP            FREEDOM 2010
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                     $5,654             $18,233
 Net realized gain (loss) on security
  transactions                                   117,942                (746)
 Net realized gain on distributions               44,426               4,963
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,014,821)            (28,422)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (2,846,799)             (5,972)
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     2,716,027              23,551
 Net transfers                                   244,026             172,860
 Surrenders for benefit payments and
  fees                                        (1,319,156)            (14,579)
 Other transactions                                3,236                  --
 Death benefits                                  (20,736)                 --
 Net loan activity                              (122,126)                 --
 Cost of insurance and other fees             (2,261,214)            (83,474)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (759,943)             98,358
                                             -----------            --------
 Net increase (decrease) in net assets        (3,606,742)             92,386
NET ASSETS:
 Beginning of year                            26,682,817             865,784
                                             -----------            --------
 End of year                                 $23,076,075            $958,170
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP         FIDELITY VIP           FRANKLIN
                                            FREEDOM 2020         FREEDOM 2030            INCOME
                                             PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $25,526             $13,551             $2,078,263
 Net realized gain (loss) on security
  transactions                                   (1,717)              3,726                 50,643
 Net realized gain on distributions               4,885               2,117                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (49,049)            (40,552)            (1,275,818)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (20,355)            (21,158)               853,088
                                             ----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                       62,423              48,760              3,663,956
 Net transfers                                  156,241               7,485                193,946
 Surrenders for benefit payments and
  fees                                          (51,251)            (13,889)            (1,427,101)
 Other transactions                                   1                (181)                 1,447
 Death benefits                                      --                  --               (202,811)
 Net loan activity                                 (613)               (266)              (275,661)
 Cost of insurance and other fees              (115,316)            (56,767)            (3,216,217)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               51,485             (14,858)            (1,262,441)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets           31,130             (36,016)              (409,353)
NET ASSETS:
 Beginning of year                            1,241,402             734,164             36,011,031
                                             ----------            --------            -----------
 End of year                                 $1,272,532            $698,148            $35,601,678
                                             ==========            ========            ===========

                                              FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC
                                                VALUE                 INCOME
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $178,006               $749,352
 Net realized gain (loss) on security
  transactions                                   (40,121)                (3,502)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,116,048)              (456,864)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (978,163)               288,986
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,370,412                960,400
 Net transfers                                  (836,579)             2,770,731
 Surrenders for benefit payments and
  fees                                        (1,763,506)              (939,072)
 Other transactions                                1,111                     85
 Death benefits                                  (73,550)               (65,131)
 Net loan activity                              (208,647)               (71,595)
 Cost of insurance and other fees             (1,934,151)              (738,617)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,444,910)             1,916,801
                                             -----------            -----------
 Net increase (decrease) in net assets        (3,423,073)             2,205,787
NET ASSETS:
 Beginning of year                            27,749,042             10,571,710
                                             -----------            -----------
 End of year                                 $24,325,969            $12,777,497
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    TEMPLETON             TEMPLETON
                                            MUTUAL SHARES            FOREIGN                GROWTH
                                           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,056,353               $15,514              $138,045
 Net realized gain (loss) on security
  transactions                                  (227,384)               (8,828)               64,665
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,344,294)             (141,128)             (900,812)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (515,325)             (134,442)             (698,102)
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     5,065,741               108,697             1,398,794
 Net transfers                                (1,980,489)              607,427              (759,883)
 Surrenders for benefit payments and
  fees                                        (2,013,148)              (26,038)             (593,329)
 Other transactions                               (1,867)                  149                  (256)
 Death benefits                                 (428,677)               (2,772)               (8,264)
 Net loan activity                              (274,998)                 (991)             (146,515)
 Cost of insurance and other fees             (3,817,289)              (63,671)           (1,031,561)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,450,727)              622,801            (1,141,014)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets        (3,966,052)              488,359            (1,839,116)
NET ASSETS:
 Beginning of year                            45,959,939               613,599            10,820,742
                                             -----------            ----------            ----------
 End of year                                 $41,993,887            $1,101,958            $8,981,626
                                             ===========            ==========            ==========

                                               MUTUAL                TEMPLETON
                                          GLOBAL DISCOVERY          GLOBAL BOND
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $563,644             $1,541,133
 Net realized gain (loss) on security
  transactions                                   (54,863)                   583
 Net realized gain on distributions              543,271                179,221
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,853,433)            (2,004,317)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (801,381)              (283,380)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,685,702              2,024,419
 Net transfers                                   319,122              1,913,007
 Surrenders for benefit payments and
  fees                                        (1,140,948)            (1,536,746)
 Other transactions                               (1,277)                   211
 Death benefits                                 (180,494)               (86,750)
 Net loan activity                              (223,127)               (34,931)
 Cost of insurance and other fees             (2,079,990)            (1,737,389)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (621,012)               541,821
                                             -----------            -----------
 Net increase (decrease) in net assets        (1,422,393)               258,441
NET ASSETS:
 Beginning of year                            25,140,178             26,880,635
                                             -----------            -----------
 End of year                                 $23,717,785            $27,139,076
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                      HARTFORD                HARTFORD
                                              HARTFORD                 TOTAL                  CAPITAL
                                              ADVISERS              RETURN BOND             APPRECIATION
                                              HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,236,242                $244,237              $1,413,483
 Net realized gain (loss) on security
  transactions                                (1,409,928)                 79,602              (4,900,205)
 Net realized gain on distributions                   --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,660,444               7,402,430             (17,882,770)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    1,486,758               7,726,269             (21,369,492)
                                             -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     6,462,254               9,424,730              13,633,614
 Net transfers                                (7,066,967)             (2,209,723)             (4,888,119)
 Surrenders for benefit payments and
  fees                                        (3,518,712)             (6,633,518)            (10,263,454)
 Other transactions                               (3,509)                 (3,581)                  2,548
 Death benefits                                 (769,958)               (769,077)             (1,134,490)
 Net loan activity                              (495,026)               (537,858)             (1,116,116)
 Cost of insurance and other fees             (7,238,491)             (9,686,288)            (13,679,950)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (12,630,409)            (10,415,315)            (17,445,967)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets       (11,143,651)             (2,689,046)            (38,815,459)
NET ASSETS:
 Beginning of year                            83,035,115             115,505,220             199,956,093
                                             -----------            ------------            ------------
 End of year                                 $71,891,464            $112,816,174            $161,140,634
                                             ===========            ============            ============

                                               HARTFORD
                                               DIVIDEND               HARTFORD
                                              AND GROWTH          GLOBAL RESEARCH
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,173,954                 $113
 Net realized gain (loss) on security
  transactions                                 (1,066,442)                 467
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        329,629              (70,927)
                                             ------------             --------
 Net increase (decrease) in net assets
  resulting from operations                     1,437,141              (70,347)
                                             ------------             --------
UNIT TRANSACTIONS:
 Purchases                                      9,670,177               58,344
 Net transfers                                 (2,552,935)              62,196
 Surrenders for benefit payments and
  fees                                         (5,356,581)             (10,567)
 Other transactions                                (5,174)                  --
 Death benefits                                  (430,907)              (6,074)
 Net loan activity                               (814,153)              (2,215)
 Cost of insurance and other fees              (8,657,937)             (40,541)
                                             ------------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (8,147,510)              61,143
                                             ------------             --------
 Net increase (decrease) in net assets         (6,710,369)              (9,204)
NET ASSETS:
 Beginning of year                            109,716,430              830,014
                                             ------------             --------
 End of year                                 $103,006,061             $820,810
                                             ============             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  HARTFORD              HARTFORD
                                             HARTFORD           DISCIPLINED              GROWTH
                                          GLOBAL GROWTH            EQUITY            OPPORTUNITIES
                                             HLS FUND             HLS FUND              HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $357              $184,553                  $ --
 Net realized gain (loss) on security
  transactions                                   2,428                96,482               776,587
 Net realized gain on distributions                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (143,862)              (65,058)           (2,875,716)
                                            ----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   (141,077)              215,977            (2,099,129)
                                            ----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                      17,972             1,644,861             3,268,423
 Net transfers                                   9,820               (83,766)           (1,549,688)
 Surrenders for benefit payments and
  fees                                         (24,158)           (1,008,037)           (1,363,798)
 Other transactions                                (41)               (6,753)                  227
 Death benefits                                   (176)             (154,823)              (85,016)
 Net loan activity                              (4,878)              (55,113)             (229,945)
 Cost of insurance and other fees              (61,205)           (1,536,585)           (2,508,765)
                                            ----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (62,666)           (1,200,216)           (2,468,562)
                                            ----------          ------------          ------------
 Net increase (decrease) in net assets        (203,743)             (984,239)           (4,567,691)
NET ASSETS:
 Beginning of year                           1,064,767            16,147,105            26,829,153
                                            ----------          ------------          ------------
 End of year                                  $861,024           $15,162,866           $22,261,462
                                            ==========          ============          ============


                                              HARTFORD              HARTFORD
                                             HIGH YIELD              INDEX
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $242,005              $795,873
 Net realized gain (loss) on security
  transactions                                    (1,584)              753,022
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (149,218)             (482,312)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                       91,203             1,066,583
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       229,373             3,909,219
 Net transfers                                   981,235            (1,941,577)
 Surrenders for benefit payments and
  fees                                          (397,976)           (3,672,554)
 Other transactions                                 (810)              (11,281)
 Death benefits                                   (1,310)             (902,663)
 Net loan activity                                78,672              (399,651)
 Cost of insurance and other fees               (212,600)           (3,987,900)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               676,584            (7,006,407)
                                            ------------          ------------
 Net increase (decrease) in net assets           767,787            (5,939,824)
NET ASSETS:
 Beginning of year                             1,885,313            50,930,043
                                            ------------          ------------
 End of year                                  $2,653,100           $44,990,219
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD               HARTFORD
                                            OPPORTUNITIES             MIDCAP              MIDCAP VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $22,497               $420,990                 $1,365
 Net realized gain (loss) on security
  transactions                                   139,280              1,340,592               (545,320)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,273,641)            (6,451,613)              (609,783)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (7,111,864)            (4,690,031)            (1,153,738)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     4,584,227              3,588,913                991,950
 Net transfers                                (1,030,466)            (2,719,347)              (495,145)
 Surrenders for benefit payments and
  fees                                        (2,564,376)            (3,840,221)              (748,865)
 Other transactions                               (2,105)                 1,235                  1,179
 Death benefits                                 (192,061)              (286,174)               (32,389)
 Net loan activity                              (236,843)              (336,002)               (71,557)
 Cost of insurance and other fees             (3,886,439)            (4,196,220)              (875,265)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,328,063)            (7,787,816)            (1,230,092)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets       (10,439,927)           (12,477,847)            (2,383,830)
NET ASSETS:
 Beginning of year                            53,637,215             66,085,309             14,208,233
                                             -----------            -----------            -----------
 End of year                                 $43,197,288            $53,607,462            $11,824,403
                                             ===========            ===========            ===========


                                              HARTFORD               HARTFORD
                                            MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                   $ --
 Net realized gain (loss) on security
  transactions                                        --              1,604,236
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --             (2,516,495)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                           --               (912,259)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    13,466,783              2,038,820
 Net transfers                                21,880,836             (1,079,124)
 Surrenders for benefit payments and
  fees                                       (34,969,445)            (2,041,598)
 Other transactions                              (37,483)                   680
 Death benefits                                 (783,043)              (190,404)
 Net loan activity                               353,621               (171,245)
 Cost of insurance and other fees            (10,014,782)            (2,136,659)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (10,103,513)            (3,579,530)
                                             -----------            -----------
 Net increase (decrease) in net assets       (10,103,513)            (4,491,789)
NET ASSETS:
 Beginning of year                            94,765,393             32,279,605
                                             -----------            -----------
 End of year                                 $84,661,880            $27,787,816
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                              HARTFORD          U.S. GOVERNMENT         LORD ABBETT
                                               STOCK               SECURITIES        CAPITAL STRUCTURE
                                              HLS FUND              HLS FUND               FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,046,082              $370,020             $193,472
 Net realized gain (loss) on security
  transactions                                  (331,625)              (13,151)              43,143
 Net realized gain on distributions                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,487,080)              293,343             (240,469)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     (772,623)              650,212               (3,854)
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     7,136,497             1,201,113              775,127
 Net transfers                                (2,617,010)              401,813             (243,809)
 Surrenders for benefit payments and
  fees                                        (4,476,100)           (1,113,282)            (235,118)
 Other transactions                                4,200                 1,836                   37
 Death benefits                                 (619,021)              (92,200)             (12,002)
 Net loan activity                              (310,155)              (59,854)             (66,093)
 Cost of insurance and other fees             (7,062,279)           (1,131,849)            (627,608)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (7,943,868)             (792,423)            (409,466)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets        (8,716,491)             (142,211)            (413,320)
NET ASSETS:
 Beginning of year                            81,325,123            13,902,106            7,187,103
                                            ------------          ------------          -----------
 End of year                                 $72,608,632           $13,759,895           $6,773,783
                                            ============          ============          ===========

                                                                 LORD ABBETT
                                            LORD ABBETT          GROWTH AND
                                          BOND-DEBENTURE           INCOME
                                               FUND                 FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $316,112              $50,436
 Net realized gain (loss) on security
  transactions                                    9,993              (24,016)
 Net realized gain on distributions              39,480                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (144,352)            (480,084)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     221,233             (453,664)
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      373,718              975,460
 Net transfers                                  849,796              133,832
 Surrenders for benefit payments and
  fees                                         (484,168)            (457,333)
 Other transactions                                  40                2,759
 Death benefits                                 (23,800)            (100,595)
 Net loan activity                              (66,517)            (152,204)
 Cost of insurance and other fees              (314,652)            (663,964)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              334,417             (262,045)
                                            -----------          -----------
 Net increase (decrease) in net assets          555,650             (715,709)
NET ASSETS:
 Beginning of year                            4,811,522            7,224,781
                                            -----------          -----------
 End of year                                 $5,367,172           $6,509,072
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           MFS INVESTORS            MFS NEW              MFS TOTAL
                                            TRUST SERIES        DISCOVERY SERIES       RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $8,451                  $ --             $654,735
 Net realized gain (loss) on security
  transactions                                    93,674               (22,525)            (230,916)
 Net realized gain on distributions                   --               724,881                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (122,592)           (1,344,628)              33,331
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      (20,467)             (642,272)             457,150
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                        47,987               437,660            2,262,098
 Net transfers                                  (424,841)              679,720             (645,579)
 Surrenders for benefit payments and
  fees                                           (25,818)             (221,669)          (1,369,625)
 Other transactions                                   (3)               (1,115)                 611
 Death benefits                                       --               (31,570)            (267,745)
 Net loan activity                                (1,081)              (64,048)             (75,340)
 Cost of insurance and other fees                (62,953)             (428,210)          (1,991,491)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (466,709)              370,768           (2,087,071)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets          (487,176)             (271,504)          (1,629,921)
NET ASSETS:
 Beginning of year                             1,283,180             5,729,241           25,856,046
                                            ------------          ------------          -----------
 End of year                                    $796,004            $5,457,737          $24,226,125
                                            ============          ============          ===========

                                             MFS VALUE          MFS RESEARCH
                                              SERIES             BOND SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $104,850             $174,188
 Net realized gain (loss) on security
  transactions                                    1,323                9,188
 Net realized gain on distributions              28,359               74,982
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (141,657)             171,519
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      (7,125)             429,877
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      690,587              550,050
 Net transfers                                1,062,843            3,070,002
 Surrenders for benefit payments and
  fees                                         (338,657)            (499,017)
 Other transactions                                 (56)                 316
 Death benefits                                 (64,613)             (78,250)
 Net loan activity                              (83,242)             (53,334)
 Cost of insurance and other fees              (488,292)            (596,662)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              778,570            2,393,105
                                            -----------          -----------
 Net increase (decrease) in net assets          771,445            2,822,982
NET ASSETS:
 Beginning of year                            6,476,635            4,546,916
                                            -----------          -----------
 End of year                                 $7,248,080           $7,369,898
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    INVESCO             OPPENHEIMER
                                            UIF MID CAP         VAN KAMPEN V.I.           CAPITAL
                                               GROWTH               MID CAP             APPRECIATION
                                             PORTFOLIO             VALUE FUND             FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $4,877               $13,608                $3,505
 Net realized gain (loss) on security
  transactions                                    2,469                 9,780                95,190
 Net realized gain on distributions                 822                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (196,908)              (16,507)             (139,319)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (188,740)                6,881               (40,624)
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      186,174               195,379               429,801
 Net transfers                                  406,392                94,353               (24,825)
 Surrenders for benefit payments and
  fees                                          (65,397)              (99,237)             (185,269)
 Other transactions                                (185)                   80                   (74)
 Death benefits                                  (8,103)               (7,497)              (13,743)
 Net loan activity                               (9,852)              (24,050)             (101,756)
 Cost of insurance and other fees              (154,890)             (180,580)             (343,091)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              354,139               (21,552)             (238,957)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          165,399               (14,671)             (279,581)
NET ASSETS:
 Beginning of year                            1,894,886             2,181,195             3,320,719
                                             ----------            ----------            ----------
 End of year                                 $2,060,285            $2,166,524            $3,041,138
                                             ==========            ==========            ==========


                                             OPPENHEIMER           OPPENHEIMER
                                          GLOBAL SECURITIES        MAIN STREET
                                               FUND/VA               FUND/VA
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $93,540                $9,265
 Net realized gain (loss) on security
  transactions                                     2,931                18,752
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (866,847)              (32,608)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (770,376)               (4,591)
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,161,120               222,364
 Net transfers                                   103,148               (26,024)
 Surrenders for benefit payments and
  fees                                          (472,903)             (121,121)
 Other transactions                                  350                  (101)
 Death benefits                                  (22,626)               (1,373)
 Net loan activity                              (179,102)              (11,379)
 Cost of insurance and other fees               (852,331)             (166,415)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (262,344)             (104,049)
                                             -----------            ----------
 Net increase (decrease) in net assets        (1,032,720)             (108,640)
NET ASSETS:
 Beginning of year                             9,236,591             1,608,003
                                             -----------            ----------
 End of year                                  $8,203,871            $1,499,363
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET            PUTNAM VT             PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED          GLOBAL ASSET
                                              FUND/VA             INCOME FUND         ALLOCATION FUND
                                          SUB-ACCOUNT (C)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,849              $366,010              $20,845
 Net realized gain (loss) on security
  transactions                                    5,502                (1,201)             (10,968)
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (35,678)             (489,251)              (9,024)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     (26,327)             (124,442)                 853
                                             ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       94,885               352,512                   --
 Net transfers                                   50,986               143,164              (16,965)
 Surrenders for benefit payments and
  fees                                          (31,514)             (132,544)              (7,438)
 Other transactions                                (129)                 (137)                  (1)
 Death benefits                                  (6,608)              (20,189)                  --
 Net loan activity                               (8,450)              (12,878)                (654)
 Cost of insurance and other fees               (75,115)             (280,416)             (38,707)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               24,055                49,512              (63,765)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets           (2,272)              (74,930)             (62,912)
NET ASSETS:
 Beginning of year                            1,013,913             3,753,951              461,754
                                             ----------            ----------            ---------
 End of year                                 $1,011,641            $3,679,021             $398,842
                                             ==========            ==========            =========


                                             PUTNAM VT              PUTNAM VT
                                               GLOBAL              GROWTH AND
                                            EQUITY FUND            INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $91,575               $194,147
 Net realized gain (loss) on security
  transactions                                 (202,814)            (1,399,720)
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (60,620)               708,523
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (171,859)              (497,050)
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      292,126              1,214,202
 Net transfers                                  (59,516)            (2,070,182)
 Surrenders for benefit payments and
  fees                                         (267,582)              (522,824)
 Other transactions                                (598)                (5,765)
 Death benefits                                 (58,129)              (107,338)
 Net loan activity                                2,233                (34,119)
 Cost of insurance and other fees              (360,822)            (1,401,937)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (452,288)            (2,927,963)
                                             ----------            -----------
 Net increase (decrease) in net assets         (624,147)            (3,425,013)
NET ASSETS:
 Beginning of year                            4,281,301             15,443,281
                                             ----------            -----------
 End of year                                 $3,657,154            $12,018,268
                                             ==========            ===========

(c) Formerly Oppenheimer Main Street Small Cap Fund. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT             PUTNAM VT
                                          GLOBAL HEALTH             HIGH                 PUTNAM VT
                                            CARE FUND            YIELD FUND             INCOME FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $13,185             $1,699,937             $1,558,375
 Net realized gain (loss) on security
  transactions                                 57,141                313,885                 18,402
 Net realized gain on distributions            31,625                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (92,915)            (1,560,104)              (688,563)
                                             --------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     9,036                453,718                888,214
                                             --------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --              1,610,906              1,754,789
 Net transfers                                (26,607)              (371,026)              (384,449)
 Surrenders for benefit payments and
  fees                                       (185,279)            (1,321,594)            (1,160,321)
 Other transactions                                97                 (3,632)                   (50)
 Death benefits                               (17,017)               (90,931)               (89,899)
 Net loan activity                            (14,136)              (552,550)               (84,135)
 Cost of insurance and other fees             (97,493)            (1,882,287)            (1,511,898)
                                             --------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (340,435)            (2,611,114)            (1,475,963)
                                             --------            -----------            -----------
 Net increase (decrease) in net assets       (331,399)            (2,157,396)              (587,749)
NET ASSETS:
 Beginning of year                           1,221,635            22,791,645             17,594,668
                                             --------            -----------            -----------
 End of year                                 $890,236            $20,634,249            $17,006,919
                                             ========            ===========            ===========

                                            PUTNAM VT             PUTNAM VT
                                          INTERNATIONAL         INTERNATIONAL
                                            VALUE FUND           EQUITY FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                 $19,839               $604,774
 Net realized gain (loss) on security
  transactions                                (75,235)              (157,507)
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (32,914)            (3,373,812)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (88,310)            (2,926,545)
                                             --------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --              1,467,908
 Net transfers                                (25,967)               (32,681)
 Surrenders for benefit payments and
  fees                                        (32,989)            (1,107,692)
 Other transactions                              (187)                   956
 Death benefits                                (8,421)              (126,503)
 Net loan activity                                 --                (37,654)
 Cost of insurance and other fees             (61,525)            (1,422,012)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (129,089)            (1,257,678)
                                             --------            -----------
 Net increase (decrease) in net assets       (217,399)            (4,184,223)
NET ASSETS:
 Beginning of year                            767,675             18,728,197
                                             --------            -----------
 End of year                                 $550,276            $14,543,974
                                             ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT                                   PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT               MONEY
                                            GROWTH FUND          INVESTORS FUND         MARKET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $12,196               $10,992                  $13
 Net realized gain (loss) on security
  transactions                                   (23,042)              (23,603)                  --
 Net realized gain on distributions                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (64,660)               13,887                   --
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      (75,506)                1,276                   13
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                            --                    --                   --
 Net transfers                                    (1,690)               (7,009)                  --
 Surrenders for benefit payments and
  fees                                           (25,873)              (26,676)             (10,404)
 Other transactions                                 (744)                   (5)                  (5)
 Death benefits                                  (24,539)               (1,729)                  --
 Net loan activity                                (1,738)              (17,379)                 (23)
 Cost of insurance and other fees                (33,836)              (68,348)              (7,138)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (88,420)             (121,146)             (17,570)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets          (163,926)             (119,870)             (17,557)
NET ASSETS:
 Beginning of year                               500,001               831,942              132,447
                                            ------------          ------------          -----------
 End of year                                    $336,075              $712,072             $114,890
                                            ============          ============          ===========

                                             PUTNAM VT            PUTNAM VT
                                             MULTI-CAP            SMALL CAP
                                            GROWTH FUND          VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $37,616              $24,158
 Net realized gain (loss) on security
  transactions                                 (280,353)              27,218
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (225,091)            (268,846)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    (467,828)            (217,470)
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      718,724              658,693
 Net transfers                                 (364,392)            (289,811)
 Surrenders for benefit payments and
  fees                                         (603,076)            (166,953)
 Other transactions                              (4,913)                 300
 Death benefits                                (130,787)              (4,133)
 Net loan activity                                9,362              (24,691)
 Cost of insurance and other fees              (866,044)            (484,393)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,241,126)            (310,988)
                                            -----------          -----------
 Net increase (decrease) in net assets       (1,708,954)            (528,458)
NET ASSETS:
 Beginning of year                           10,434,315            5,327,600
                                            -----------          -----------
 End of year                                 $8,725,361           $4,799,142
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT          PUTNAM VT
                                          GEORGE PUTNAM         GLOBAL             PUTNAM VT
                                          BALANCED FUND     UTILITIES FUND       VOYAGER FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $16,829            $31,326              $50,201
 Net realized gain (loss) on security
  transactions                                (54,583)           (53,422)          (2,692,628)
 Net realized gain on distributions                --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     59,373            (19,688)            (821,743)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    21,619            (41,784)          (3,464,170)
                                            ---------          ---------          -----------
UNIT TRANSACTIONS:
 Purchases                                         --                 --            1,516,625
 Net transfers                                (71,469)           (18,402)          (2,534,494)
 Surrenders for benefit payments and
  fees                                        (12,685)           (66,439)          (1,017,492)
 Other transactions                                --                (69)             (10,450)
 Death benefits                                    --             (4,075)            (167,982)
 Net loan activity                             (2,602)            (6,256)            (108,009)
 Cost of insurance and other fees             (65,756)           (58,776)          (1,794,169)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (152,512)          (154,017)          (4,115,971)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets       (130,893)          (195,801)          (7,580,141)
NET ASSETS:
 Beginning of year                            791,086            865,816           24,102,922
                                            ---------          ---------          -----------
 End of year                                 $660,193           $670,015          $16,522,781
                                            =========          =========          ===========

                                            PUTNAM VT           PUTNAM VT             INVESCO
                                             CAPITAL              EQUITY          VAN KAMPEN V.I.
                                        OPPORTUNITIES FUND     INCOME FUND         COMSTOCK FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,863            $100,618             $231,434
 Net realized gain (loss) on security
  transactions                                  21,671              89,796              135,080
 Net realized gain on distributions                 --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (345,353)           (105,848)            (716,815)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (316,819)             84,566             (350,301)
                                            ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     578,681             362,131            2,057,144
 Net transfers                                 130,264           1,866,906             (105,762)
 Surrenders for benefit payments and
  fees                                        (207,028)           (479,970)            (620,192)
 Other transactions                                 13              (2,939)                  (7)
 Death benefits                                 (3,219)            (26,214)             (72,780)
 Net loan activity                             (36,305)            (43,082)             (85,650)
 Cost of insurance and other fees             (455,522)           (514,838)          (1,599,782)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               6,884           1,161,994             (427,029)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets        (309,935)          1,246,560             (777,330)
NET ASSETS:
 Beginning of year                           5,442,741           5,310,359           17,799,695
                                            ----------          ----------          -----------
 End of year                                $5,132,806          $6,556,919          $17,022,365
                                            ==========          ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (formerly Invesco Van Kampen V.I. Capital Growth Fund) (merged with Invesco V.I. Capital Appreciation
    Fund), and Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco V.I. Capital Development Fund).

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income

-------------------------------------------------------------------------------

       represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover shorter longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges
           (COI), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through redemption of units from applicable contract owners' accounts and are included on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account's average daily net assets. These expenses are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and charges the Account a maximum annual rate of $30 or a maximum of $10 plus $0.03 per $1,000 of basic face amount, or $15 plus $0.05 per $1,000 of supplemental face amount at the policy issue date for these services. These expenses are deducted through the redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets for these services.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various Rider charges, which are deducted through a redemption of units from applicable contract owners' accounts and are included in cost of insurance and other fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       e) ISSUE CHARGES -- The Sponsor Company may make deductions to cover issue expenses at a maximum rate of $54.17 per $1,000 of the initial face value. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                             $1,172,277     $1,442,093
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                                860,601      1,423,856
AllianceBernstein VPS International Growth
 Portfolio                                                434,210        509,169
Invesco V.I. Core Equity Fund                             131,685        795,367
Invesco V.I. International Growth Fund                    786,617        377,929
Invesco V.I. Mid Cap Core Equity Fund                     799,292      2,524,249
Invesco V.I. Small Cap Equity Fund                        520,969      1,448,191
Invesco V.I. Balanced Risk Allocation Fund              4,500,343      1,474,167
American Funds Asset Allocation Fund                    5,698,742      7,045,914
American Funds Blue Chip Income and Growth Fund         1,794,437      3,804,694
American Funds Bond Fund                                3,799,253      5,807,418
American Funds Global Growth Fund                       1,148,980      5,549,243
American Funds Growth Fund                              3,049,656     18,858,514
American Funds Growth-Income Fund                       4,604,518     14,579,568
American Funds International Fund                       1,963,702      7,530,320
American Funds New World Fund                           1,392,484      4,009,760
American Funds Global Small Capitalization Fund           791,068      3,383,106
Fidelity VIP Asset Manager Portfolio                       23,471        166,732
Fidelity VIP Equity Income Portfolio                    4,744,973      4,267,090
Fidelity VIP Contrafund Portfolio                       2,554,475      6,017,043
Fidelity VIP Overseas Portfolio                            14,567        963,330
Fidelity VIP Mid Cap Portfolio                          3,292,931      2,620,266
Fidelity VIP Freedom 2010 Portfolio                       259,559        362,703

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio                      $244,264       $634,773
Fidelity VIP Freedom 2030 Portfolio                       533,253        279,727
Franklin Income Securities Fund                         4,275,945      5,005,750
Franklin Small Cap Value Securities Fund                  866,138      2,640,637
Franklin Strategic Income Securities Fund               5,078,136      2,416,477
Mutual Shares Securities Fund                           1,736,439      4,319,489
Templeton Foreign Securities Fund                         478,224        343,895
Templeton Growth Securities Fund                          641,630        839,454
Mutual Global Discovery Securities Fund                 3,093,778      3,297,044
Templeton Global Bond Securities Fund                   5,215,212      5,337,515
Hartford Balanced HLS Fund*                             2,866,120     11,252,272
Hartford Total Return Bond HLS Fund                     9,474,508     13,771,420
Hartford Capital Appreciation HLS Fund                  3,116,447     22,567,384
Hartford Dividend and Growth HLS Fund                   4,159,750     14,567,002
Hartford Global Research HLS Fund                          70,641        528,229
Hartford Global Growth HLS Fund                           150,021        124,024
Hartford Disciplined Equity HLS Fund                    1,120,132      1,887,922
Hartford Growth Opportunities HLS Fund                  1,079,330      3,050,345
Hartford High Yield HLS Fund                            2,441,636        853,548
Hartford Index HLS Fund                                 2,196,714      5,927,916
Hartford International Opportunities HLS Fund           1,765,933      7,830,375
Hartford MidCap HLS Fund                                  877,578      8,879,261
Hartford MidCap Value HLS Fund                            618,534      1,999,818
Hartford Money Market HLS Fund                         27,659,744     38,541,910
Hartford Small Company HLS Fund                           706,126      4,133,920
Hartford Stock HLS Fund                                 1,996,801      9,952,007
Hartford U.S. Government Securities HLS Fund            3,595,492      3,697,492
Lord Abbett Calibrated Dividend Growth Fund*              932,333      1,052,830
Lord Abbett Bond-Debenture Fund                         2,981,572      1,471,998
Lord Abbett Growth and Income Fund                        397,444        831,098
MFS Investors Trust Series                                217,928        210,902
MFS New Discovery Series                                1,489,049      1,353,820
MFS Total Return Series                                 2,613,715      2,248,485
MFS Value Series                                        2,056,291      1,295,755
MFS Research Bond Series                                3,914,038      1,858,171
UIF Mid Cap Growth Portfolio                              781,092      1,011,035
Invesco Van Kampen V.I. American Value Fund*              810,860        486,332
Oppenheimer Capital Appreciation Fund/VA                  243,767        404,992
Oppenheimer Global Securities Fund/VA                     769,399      1,384,860
Oppenheimer Main Street Fund/VA                           546,459        374,716
Oppenheimer Main Street Small- & Mid-Cap Fund/VA          180,356        162,740
Putnam VT Diversified Income Fund                         638,945        733,658
Putnam VT Global Asset Allocation Fund                      4,137         60,234
Putnam VT Global Equity Fund                              185,171        918,799
Putnam VT Growth and Income Fund                          773,487      2,203,375
Putnam VT Global Health Care Fund                          93,147        125,495
Putnam VT High Yield Fund                               3,335,931      4,097,170
Putnam VT Income Fund                                   2,119,843      2,965,560
Putnam VT International Value Fund                         18,385         84,044

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Putnam VT International Equity Fund                      $964,470     $3,090,009
Putnam VT International Growth Fund                         5,636         83,284
Putnam VT Investors Fund                                   11,625        109,983
Putnam VT Money Market Fund                                    11         13,857
Putnam VT Multi-Cap Growth Fund                           590,893      1,697,763
Putnam VT Small Cap Value Fund                            301,582        826,872
Putnam VT George Putnam Balanced Fund                      14,889        173,065
Putnam VT Global Utilities Fund                            24,312        135,337
Putnam VT Voyager Fund                                    882,310      3,477,540
Putnam VT Capital Opportunities Fund                      304,201        966,861
Putnam VT Equity Income Fund                              886,213      1,782,537
Invesco Van Kampen V.I. Comstock Fund                     733,042      1,962,893
Invesco Van Kampen V.I. American Franchise Fund*        2,247,691      2,254,115
Invesco Van Kampen V.I. Mid Cap Growth Fund*            1,330,254      1,406,591

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio         141,936       196,614        (54,678)
AllianceBernstein VPS
 Small/Mid-Cap Value Portfolio          40,391       105,018        (64,627)
AllianceBernstein VPS
 International Growth Portfolio         46,178        60,406        (14,228)
Invesco V.I. Core Equity Fund            6,672        47,120        (40,448)
Invesco V.I. International
 Growth Fund                            73,897        38,005         35,892
Invesco V.I. Mid Cap Core Equity
 Fund                                   36,204       139,857       (103,653)
Invesco V.I. Small Cap Equity
 Fund                                   35,285        97,703        (62,418)
Invesco V.I. Balanced Risk
 Allocation Fund                       374,607       124,725        249,882
American Funds Asset Allocation
 Fund                                  238,022       404,103       (166,081)
American Funds Blue Chip Income
 and Growth Fund                        54,679       233,219       (178,540)
American Funds Bond Fund               162,979       398,865       (235,886)
American Funds Global Growth
 Fund                                  383,187     3,217,438     (2,834,251)
American Funds Growth Fund           1,182,220    14,369,978    (13,187,758)
American Funds Growth-Income
 Fund                                1,340,801     9,607,507     (8,266,706)
American Funds International
 Fund                                   48,813       349,521       (300,708)
American Funds New World Fund           35,403       133,824        (98,421)
American Funds Global Small
 Capitalization Fund                   219,546     1,668,197     (1,448,651)
Fidelity VIP Asset Manager
 Portfolio                                  --        57,484        (57,484)
Fidelity VIP Equity Income
 Portfolio                             431,540     1,202,313       (770,773)
Fidelity VIP Contrafund
 Portfolio                             152,687       438,967       (286,280)
Fidelity VIP Overseas Portfolio             --       471,878       (471,878)
Fidelity VIP Mid Cap Portfolio          83,137       178,281        (95,144)
Fidelity VIP Freedom 2010
 Portfolio                              20,106        32,144        (12,038)
Fidelity VIP Freedom 2020
 Portfolio                              18,604        56,780        (38,176)
Fidelity VIP Freedom 2030
 Portfolio                              46,853        26,079         20,774
Franklin Income Securities Fund        138,822       359,573       (220,751)
Franklin Small Cap Value
 Securities Fund                        31,124       121,596        (90,472)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Franklin Strategic Income
 Securities Fund                       296,703       176,977        119,726
Mutual Shares Securities Fund           51,124       261,980       (210,856)
Templeton Foreign Securities
 Fund                                   26,290        20,757          5,533
Templeton Growth Securities Fund        45,403        85,278        (39,875)
Mutual Global Discovery
 Securities Fund                        84,602       245,859       (161,257)
Templeton Global Bond Securities
 Fund                                  196,987       312,357       (115,370)
Hartford Balanced HLS Fund*            214,590     3,005,049     (2,790,459)
Hartford Total Return Bond HLS
 Fund                                1,534,067     4,371,789     (2,837,722)
Hartford Capital Appreciation
 HLS Fund                               99,494     3,233,449     (3,133,955)
Hartford Dividend and Growth HLS
 Fund                                  388,994     3,151,111     (2,762,117)
Hartford Global Research HLS
 Fund                                    6,381        52,427        (46,046)
Hartford Global Growth HLS Fund        119,290       104,845         14,445
Hartford Disciplined Equity HLS
 Fund                                  508,910     1,124,276       (615,366)
Hartford Growth Opportunities
 HLS Fund                               50,018       141,538        (91,520)
Hartford High Yield HLS Fund           112,569        44,776         67,793
Hartford Index HLS Fund                307,369     1,461,692     (1,154,323)
Hartford International
 Opportunities HLS Fund                295,835     2,514,919     (2,219,084)
Hartford MidCap HLS Fund                93,583     1,940,090     (1,846,507)
Hartford MidCap Value HLS Fund          21,182        90,870        (69,688)
Hartford Money Market HLS Fund      16,061,773    22,118,731     (6,056,958)
Hartford Small Company HLS Fund        269,341     1,581,558     (1,312,217)
Hartford Stock HLS Fund                107,016     2,411,698     (2,304,682)
Hartford U.S. Government
 Securities HLS Fund                   279,401       322,497        (43,096)
Lord Abbett Calibrated Dividend
 Growth Fund*                           54,127        79,281        (25,154)
Lord Abbett Bond-Debenture Fund        175,690       104,426         71,264
Lord Abbett Growth and Income
 Fund                                   29,189        72,972        (43,783)
MFS Investors Trust Series              15,032        15,576           (544)
MFS New Discovery Series                40,601        61,337        (20,736)
MFS Total Return Series                120,696       141,760        (21,064)
MFS Value Series                       169,166       116,275         52,891
MFS Research Bond Series               258,755       131,606        127,149
UIF Mid Cap Growth Portfolio            42,365        82,867        (40,502)
Invesco Van Kampen V.I. American
 Value Fund*                            65,863        40,653         25,210
Oppenheimer Capital Appreciation
 Fund/VA                                19,295        34,084        (14,789)
Oppenheimer Global Securities
 Fund/VA                                46,673       107,532        (60,859)
Oppenheimer Main Street Fund/VA         42,427        29,878         12,549
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                        14,179        12,972          1,207
Putnam VT Diversified Income
 Fund                                   33,062        51,606        (18,544)
Putnam VT Global Asset
 Allocation Fund                            --         1,787         (1,787)
Putnam VT Global Equity Fund             4,978        34,714        (29,736)
Putnam VT Growth and Income Fund        24,071        70,064        (45,993)
Putnam VT Global Health Care
 Fund                                       --         7,186         (7,186)
Putnam VT High Yield Fund               75,454       175,972       (100,518)
Putnam VT Income Fund                   66,948       135,331        (68,383)
Putnam VT International Value
 Fund                                       --         5,449         (5,449)
Putnam VT International Equity
 Fund                                   40,699       200,943       (160,244)
Putnam VT International Growth
 Fund                                       --         5,214         (5,214)
Putnam VT Investors Fund                    --         9,356         (9,356)
Putnam VT Money Market Fund                 --         7,681         (7,681)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund         29,062        71,024        (41,962)
Putnam VT Small Cap Value Fund          25,718        75,767        (50,049)
Putnam VT George Putnam Balanced
 Fund                                       --        11,475        (11,475)
Putnam VT Global Utilities Fund             --         4,810         (4,810)
Putnam VT Voyager Fund                  38,063       112,054        (73,991)
Putnam VT Capital Opportunities
 Fund                                   13,745        46,546        (32,801)
Putnam VT Equity Income Fund            39,670        99,037        (59,367)
Invesco Van Kampen V.I. Comstock
 Fund                                   38,004       159,862       (121,858)
Invesco Van Kampen V.I. American
 Franchise Fund*                       220,141       210,740          9,401
Invesco Van Kampen V.I. Mid Cap
 Growth Fund*                          130,849       115,936         14,913

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio         173,074       175,127         (2,053)
AllianceBernstein VPS
 Small/Mid-Cap Value Portfolio          62,714       156,210        (93,496)
AllianceBernstein VPS
 International Growth Portfolio         67,593       106,144        (38,551)
Invesco V.I. Capital
 Appreciation Fund                      16,964        22,035         (5,071)
Invesco V.I. Core Equity Fund           41,975        24,374         17,601
Invesco V.I. International
 Growth Fund                            97,328        50,844         46,484
Invesco V.I. Mid Cap Core Equity
 Fund                                   89,419       112,704        (23,285)
Invesco V.I. Small Cap Equity
 Fund                                  144,760       100,321         44,439
Invesco V.I. Capital Development
 Fund                                    9,236        15,376         (6,140)
Invesco V.I. Balanced Risk
 Allocation Fund                       242,424        72,855        169,569
American Funds Asset Allocation
 Fund                                  101,098       493,100       (392,002)
American Funds Blue Chip Income
 and Growth Fund                        93,803       263,483       (169,680)
American Funds Bond Fund               186,730       516,457       (329,727)
American Funds Global Growth
 Fund                                  685,010     2,936,536     (2,251,526)
American Funds Growth Fund           2,618,845    15,001,152    (12,382,307)
American Funds Growth-Income
 Fund                                  779,610    10,133,081     (9,353,471)
American Funds International
 Fund                                   78,248       242,628       (164,380)
American Funds New World Fund           76,732       129,084        (52,352)
American Funds Global Small
 Capitalization Fund                   346,269     1,996,069     (1,649,800)
Fidelity VIP Asset Manager
 Portfolio                                  --        90,374        (90,374)
Fidelity VIP Equity Income
 Portfolio                             148,128     1,207,414     (1,059,286)
Fidelity VIP Contrafund
 Portfolio                             345,507       332,476         13,031
Fidelity VIP Overseas Portfolio             --        66,113        (66,113)
Fidelity VIP Mid Cap Portfolio         178,417       231,748        (53,331)
Fidelity VIP Freedom 2010
 Portfolio                              32,951        24,095          8,856
Fidelity VIP Freedom 2020
 Portfolio                              22,206        17,734          4,472
Fidelity VIP Freedom 2030
 Portfolio                              14,991        16,530         (1,539)
Franklin Income Securities Fund        185,156       282,203        (97,047)
Franklin Small Cap Value
 Securities Fund                        51,053       170,209       (119,156)
Franklin Strategic Income
 Securities Fund                       289,263       139,452        149,811
Mutual Shares Securities Fund           93,830       324,239       (230,409)
Templeton Foreign Securities
 Fund                                   45,551        10,244         35,307
Templeton Growth Securities Fund        57,289       177,354       (120,065)
Mutual Global Discovery
 Securities Fund                       190,421       245,775        (55,354)
Templeton Global Bond Securities
 Fund                                  272,216       240,928         31,288

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund             232,210     3,890,969     (3,658,759)
Hartford Total Return Bond HLS
 Fund                                1,194,796     4,757,135     (3,562,339)
Hartford Capital Appreciation
 HLS Fund                              240,700     2,791,002     (2,550,302)
Hartford Dividend and Growth HLS
 Fund                                  535,723     2,452,290     (1,916,567)
Hartford Global Research HLS
 Fund                                   14,931         7,490          7,441
Hartford Global Growth HLS Fund         21,811        76,326        (54,515)
Hartford Disciplined Equity HLS
 Fund                                  455,447     1,229,642       (774,195)
Hartford Growth Opportunities
 HLS Fund                               79,765       201,056       (121,291)
Hartford High Yield HLS Fund           121,053        81,852         39,201
Hartford Index HLS Fund                371,724     2,241,537     (1,869,813)
Hartford International
 Opportunities HLS Fund                430,596     1,464,558     (1,033,962)
Hartford MidCap HLS Fund                78,617     1,874,825     (1,796,208)
Hartford MidCap Value HLS Fund          24,796        86,044        (61,248)
Hartford Money Market HLS Fund      16,819,095    22,442,658     (5,623,563)
Hartford Small Company HLS Fund        459,362     1,912,015     (1,452,653)
Hartford Stock HLS Fund                156,471     2,258,920     (2,102,449)
Hartford U.S. Government
 Securities HLS Fund                   232,356       305,528        (73,172)
Lord Abbett Capital Structure
 Fund                                   66,807       101,295        (34,488)
Lord Abbett Bond-Debenture Fund        128,570       102,604         25,966
Lord Abbett Growth and Income
 Fund                                   73,298        99,658        (26,360)
MFS Investors Trust Series              48,973        87,217        (38,244)
MFS New Discovery Series                65,908        49,324         16,584
MFS Total Return Series                 71,844       213,030       (141,186)
MFS Value Series                       192,880       114,223         78,657
MFS Research Bond Series               304,533       116,555        187,978
UIF Mid Cap Growth Portfolio            98,461        72,068         26,393
Invesco Van Kampen V.I. Mid Cap
 Value Fund                             42,385        45,412         (3,027)
Oppenheimer Capital Appreciation
 Fund/VA                                23,531        45,261        (21,730)
Oppenheimer Global Securities
 Fund/VA                                78,721        99,613        (20,892)
Oppenheimer Main Street Fund/VA         10,796        20,015         (9,219)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                        12,875        10,928          1,947
Putnam VT Diversified Income
 Fund                                   72,783        66,515          6,268
Putnam VT Global Asset
 Allocation Fund                            --         2,019         (2,019)
Putnam VT Global Equity Fund             6,787        24,347        (17,560)
Putnam VT Growth and Income Fund        24,536       112,392        (87,856)
Putnam VT Global Health Care
 Fund                                       --        20,905        (20,905)
Putnam VT High Yield Fund              134,013       245,368       (111,355)
Putnam VT Income Fund                   91,023       155,928        (64,905)
Putnam VT International Value
 Fund                                       --         8,051         (8,051)
Putnam VT International Equity
 Fund                                   68,198       142,463        (74,265)
Putnam VT International Growth
 Fund                                       --         5,254         (5,254)
Putnam VT Investors Fund                     4        11,548        (11,544)
Putnam VT Money Market Fund                 --         9,743         (9,743)
Putnam VT Multi-Cap Growth Fund         15,727        66,402        (50,675)
Putnam VT Small Cap Value Fund          32,137        60,193        (28,056)
Putnam VT George Putnam Balanced
 Fund                                       --        11,139        (11,139)
Putnam VT Global Utilities Fund             --         5,452         (5,452)
Putnam VT Voyager Fund                  71,565       162,227        (90,662)
Putnam VT Capital Opportunities
 Fund                                   42,846        41,649          1,197
Putnam VT Equity Income Fund           150,663        82,443         68,220
Invesco Van Kampen V.I. Comstock
 Fund                                   79,928       116,540        (36,612)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                               1,495,801       $7.830881      to       $7.830881         $11,713,438
 2011                               1,550,479        6.857519      to        6.857519          10,632,441
 2010                               1,552,532        8.511980      to        8.511980          13,215,119
 2009                               1,596,628        8.161134      to        8.161134          13,030,298
 2008                               1,602,576        6.074134      to        6.074134           9,734,259
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                                 647,465       14.642002      to       14.642002           9,480,179
 2011                                 712,092       12.359340      to       12.359340           8,800,986
 2010                                 805,588       13.525397      to       13.525397          10,895,898
 2009                                 725,696       10.684549      to       10.684549           7,753,732
 2008                                 741,924        7.489616      to        7.489616           5,556,724
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                 364,847        9.085135      to        9.085135           3,314,686
 2011                                 379,075        7.883945      to        7.883945           2,988,607
 2010                                 417,626        9.390573      to        9.390573           3,921,748
 2009                                 408,450        8.339156      to        8.339156           3,406,124
 2008                                 390,722        5.989175      to        5.989175           2,340,105
INVESCO V.I. CORE EQUITY FUND
 2012                                  99,757       17.528629      to       17.528629           1,748,601
 2011                                 140,205       15.391910      to       15.391910           2,158,027
 2010                                 122,604       15.401643      to       15.401643           1,888,309
 2009                                 129,893       14.058334      to       14.058334           1,826,077
 2008                                 141,615       10.957579      to       10.957579           1,551,758
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                                 361,159       10.681661      to       10.681661           3,857,780
 2011                                 325,267        9.245632      to        9.245632           3,007,295
 2010                                 278,783        9.913898      to        9.913898           2,763,828
 2009                                 173,459        8.784056      to        8.784056           1,523,674
 2008                                  54,856        6.495072      to        6.495072             356,296
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                                 796,689       18.762126      to       18.762126          14,947,579
 2011                                 900,342       16.909642      to       16.909642          15,224,463
 2010                                 923,627       18.061560      to       18.061560          16,682,140
 2009                               1,024,144       15.827870      to       15.827870          16,210,018
 2008                               1,093,334       12.155426      to       12.155426          13,289,938
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                                 327,010       15.606747      to       15.606747           5,103,556
 2011                                 389,428       13.702870      to       13.702870           5,336,286
 2010                                 344,989       13.803070      to       13.803070           4,761,907
 2009                                 287,138       10.738505      to       10.738505           3,083,436
 2008                                 195,093        8.853684      to        8.853684           1,727,293

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                             --      to         --       1.41%     to       1.41%      14.19%     to       14.19%
 2011                             --      to         --       3.98%     to       3.98%     (19.44)%    to      (19.44)%
 2010                             --      to         --       2.71%     to       2.71%       4.30%     to        4.30%
 2009                             --      to         --       1.15%     to       1.15%      34.36%     to       34.36%
 2008                             --      to         --       0.88%     to       0.88%     (53.28)%    to      (53.28)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                             --      to         --       0.28%     to       0.28%      18.47%     to       18.47%
 2011                             --      to         --       0.26%     to       0.26%      (8.62)%    to       (8.62)%
 2010                             --      to         --       0.27%     to       0.27%      26.59%     to       26.59%
 2009                             --      to         --       0.80%     to       0.80%      42.66%     to       42.66%
 2008                             --      to         --       0.44%     to       0.44%     (35.75)%    to      (35.75)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                             --      to         --       1.38%     to       1.38%      15.24%     to       15.24%
 2011                             --      to         --       2.75%     to       2.75%     (16.04)%    to      (16.04)%
 2010                             --      to         --       1.82%     to       1.82%      12.61%     to       12.61%
 2009                             --      to         --       0.04%     to       0.04%      39.24%     to       39.24%
 2008                             --      to         --         --      to         --      (48.96)%    to      (48.96)%
INVESCO V.I. CORE EQUITY FUND
 2012                             --      to         --       0.95%     to       0.95%      13.88%     to       13.88%
 2011                             --      to         --       0.91%     to       0.91%      (0.06)%    to       (0.06)%
 2010                             --      to         --       0.98%     to       0.98%       9.56%     to        9.56%
 2009                             --      to         --       1.87%     to       1.87%      28.30%     to       28.30%
 2008                             --      to         --       2.66%     to       2.66%     (30.14)%    to      (30.14)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.51%     to       1.51%      15.53%     to       15.53%
 2011                             --      to         --       1.54%     to       1.54%      (6.74)%    to       (6.74)%
 2010                             --      to         --       2.56%     to       2.56%      12.86%     to       12.86%
 2009                             --      to         --       2.14%     to       2.14%      35.24%     to       35.24%
 2008                             --      to         --       2.07%     to       2.07%     (35.05)%    to      (35.05)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                             --      to         --       0.06%     to       0.06%      10.96%     to       10.96%
 2011                             --      to         --       0.30%     to       0.30%      (6.38)%    to       (6.38)%
 2010                             --      to         --       0.56%     to       0.56%      14.11%     to       14.11%
 2009                             --      to         --       1.34%     to       1.34%      30.21%     to       30.21%
 2008                             --      to         --       1.61%     to       1.61%     (28.52)%    to      (28.52)%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                             --      to         --         --      to         --       13.89%     to       13.89%
 2011                             --      to         --         --      to         --       (0.73)%    to       (0.73)%
 2010                             --      to         --         --      to         --       28.54%     to       28.54%
 2009                             --      to         --         --      to         --       21.29%     to       21.29%
 2008                             --      to         --         --      to         --      (31.31)%    to      (31.31)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                 463,551      $12.310062      to      $12.310062          $5,706,345
 2011                                 213,669       11.091880      to       11.091880           2,369,988
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                               4,406,802       18.489702      to       18.489702          81,480,457
 2011                               4,572,883       15.913238      to       15.913238          72,769,375
 2010                               4,964,885       15.709635      to       15.709635          77,996,537
 2009                               5,424,088       13.963461      to       13.963461          75,739,039
 2008                               5,614,716       11.262300      to       11.262300          63,234,615
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                               2,711,948       16.842764      to       16.842764          45,676,707
 2011                               2,890,488       14.789539      to       14.789539          42,748,991
 2010                               3,060,168       14.924145      to       14.924145          45,670,393
 2009                               3,164,379       13.286460      to       13.286460          42,043,389
 2008                               3,206,911       10.382553      to       10.382553          33,295,926
AMERICAN FUNDS BOND FUND
 2012                               3,827,012       14.884837      to       14.884837          56,964,455
 2011                               4,062,898       14.125783      to       14.125783          57,391,616
 2010                               4,392,625       13.313285      to       13.313285          58,480,264
 2009                               4,738,312       12.507300      to       12.507300          59,263,485
 2008                               4,604,691       11.107228      to       11.107228          51,145,347
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                              29,951,862        1.879328      to        1.879328          56,289,374
 2011                              32,786,113        1.533372      to        1.533372          50,273,308
 2010                              35,037,639        1.682911      to        1.682911          58,965,229
 2009                              37,029,042        1.506019      to        1.506019          55,766,441
 2008                              40,130,537        1.058316      to        1.058316          42,470,789
AMERICAN FUNDS GROWTH FUND
 2012                              139,496,129       1.386229      to        1.386229         193,373,580
 2011                              152,683,887       1.175863      to        1.175863         179,535,333
 2010                              165,066,194       1.228397      to        1.228397         202,766,818
 2009                              178,427,219       1.035048      to        1.035048         184,680,735
 2008                              189,655,749       0.742443      to        0.742443         140,808,583
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                              99,775,774        1.607139      to        1.607139         160,353,538
 2011                              108,042,480       1.367989      to        1.367989         147,800,923
 2010                              117,395,951       1.393495      to        1.393495         163,590,671
 2009                              126,174,184       1.250601      to        1.250601         157,793,561
 2008                              135,621,416       0.952901      to        0.952901         129,233,783
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                               2,719,902       23.413424      to       23.413424          63,682,214
 2011                               3,020,610       19.857580      to       19.857580          59,982,007
 2010                               3,184,990       23.080421      to       23.080421          73,510,920
 2009                               3,313,025       21.523685      to       21.523685          71,308,504
 2008                               3,509,365       15.043908      to       15.043908          52,794,571

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                             --      to         --       1.05%     to       1.05%      10.98%     to       10.98%
 2011                             --      to         --         --      to         --       10.92%     to       10.92%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                             --      to         --       1.94%     to       1.94%      16.19%     to       16.19%
 2011                             --      to         --       1.85%     to       1.85%       1.30%     to        1.30%
 2010                             --      to         --       1.96%     to       1.96%      12.51%     to       12.51%
 2009                             --      to         --       2.38%     to       2.38%      23.98%     to       23.98%
 2008                             --      to         --       2.64%     to       2.64%     (29.51)%    to      (29.51)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                             --      to         --       1.99%     to       1.99%      13.88%     to       13.88%
 2011                             --      to         --       1.74%     to       1.74%      (0.90)%    to       (0.90)%
 2010                             --      to         --       1.75%     to       1.75%      12.33%     to       12.33%
 2009                             --      to         --       2.16%     to       2.16%      27.97%     to       27.97%
 2008                             --      to         --       2.11%     to       2.11%     (36.51)%    to      (36.51)%
AMERICAN FUNDS BOND FUND
 2012                             --      to         --       2.48%     to       2.48%       5.37%     to        5.37%
 2011                             --      to         --       2.95%     to       2.95%       6.10%     to        6.10%
 2010                             --      to         --       2.94%     to       2.94%       6.44%     to        6.44%
 2009                             --      to         --       3.26%     to       3.26%      12.61%     to       12.61%
 2008                             --      to         --       5.69%     to       5.69%      (9.35)%    to       (9.35)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                             --      to         --       0.90%     to       0.90%      22.56%     to       22.56%
 2011                             --      to         --       1.29%     to       1.29%      (8.89)%    to       (8.89)%
 2010                             --      to         --       1.49%     to       1.49%      11.75%     to       11.75%
 2009                             --      to         --       1.42%     to       1.42%      42.30%     to       42.30%
 2008                             --      to         --       1.86%     to       1.86%     (38.39)%    to      (38.39)%
AMERICAN FUNDS GROWTH FUND
 2012                             --      to         --       0.79%     to       0.79%      17.89%     to       17.89%
 2011                             --      to         --       0.60%     to       0.60%      (4.28)%    to       (4.28)%
 2010                             --      to         --       0.72%     to       0.72%      18.68%     to       18.68%
 2009                             --      to         --       0.66%     to       0.66%      39.41%     to       39.41%
 2008                             --      to         --       0.85%     to       0.85%     (43.97)%    to      (43.97)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                             --      to         --       1.62%     to       1.62%      17.48%     to       17.48%
 2011                             --      to         --       1.53%     to       1.53%      (1.83)%    to       (1.83)%
 2010                             --      to         --       1.48%     to       1.48%      11.43%     to       11.43%
 2009                             --      to         --       1.61%     to       1.61%      31.24%     to       31.24%
 2008                             --      to         --       0.77%     to       0.77%     (37.85)%    to      (37.85)%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                             --      to         --       1.47%     to       1.47%      17.91%     to       17.91%
 2011                             --      to         --       1.74%     to       1.74%     (13.96)%    to      (13.96)%
 2010                             --      to         --       2.06%     to       2.06%       7.23%     to        7.23%
 2009                             --      to         --       1.56%     to       1.56%      43.07%     to       43.07%
 2008                             --      to         --       2.00%     to       2.00%     (42.12)%    to      (42.12)%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2012                               1,077,035      $32.197536      to      $32.197536         $34,677,867
 2011                               1,175,456       27.327395      to       27.327395          32,122,147
 2010                               1,227,808       31.756414      to       31.756414          38,990,788
 2009                               1,240,272       26.941235      to       26.941235          33,414,455
 2008                               1,275,691       18.002579      to       18.002579          22,965,729
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                              12,010,025        2.164794      to        2.164794          25,999,230
 2011                              13,458,676        1.831808      to        1.831808          24,653,710
 2010                              15,108,476        2.265511      to        2.265511          34,228,419
 2009                              16,196,983        1.850714      to        1.850714          29,975,983
 2008                              16,823,811        1.147402      to        1.147402          19,303,674
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                                 343,665        3.026411      to        3.026411           1,040,072
 2011                                 401,149        2.690584      to        2.690584           1,079,326
 2010                                 491,523        2.761290      to        2.761290           1,357,237
 2009                                 605,337        2.416579      to        2.416579           1,462,845
 2008                                 743,264        1.871681      to        1.871681           1,391,153
FIDELITY VIP EQUITY INCOME
 PORTFOLIO
 2012                               8,729,457        3.409746      to       12.688792          34,095,461
 2011                               9,500,230        2.906674      to       10.840042          31,470,851
 2010                              10,559,516        2.878704      to       10.769489          34,316,335
 2009                              11,921,056        2.499987      to        9.371563          33,117,657
 2008                              13,475,260        1.919982      to        7.215315          28,294,360
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                               2,828,785       14.321191      to       14.321191          40,511,566
 2011                               3,115,065       12.330930      to       12.330930          38,411,651
 2010                               3,102,034       12.684040      to       12.684040          39,346,326
 2009                               3,020,361       10.847941      to       10.847941          32,764,696
 2008                               2,797,455        8.007735      to        8.007735          22,401,277
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                                 276,514        2.396177      to        2.396177             662,577
 2011                                 748,392        1.984568      to        1.984568           1,485,234
 2010                                 814,505        2.395759      to        2.395759           1,951,357
 2009                                 919,076        2.118000      to        2.118000           1,946,603
 2008                               1,134,846        1.673907      to        1.673907           1,899,627
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                               1,635,491       15.275636      to       15.275636          24,983,168
 2011                               1,730,635       13.333878      to       13.333878          23,076,075
 2010                               1,783,966       14.957023      to       14.957023          26,682,817
 2009                               1,721,490       11.633336      to       11.633336          20,026,666
 2008                               1,742,992        8.324310      to        8.324310          14,509,208
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                                  76,275       12.106372      to       12.106372             923,419
 2011                                  88,313       10.849651      to       10.849651             958,170
 2010                                  79,457       10.896238      to       10.896238             865,784
 2009                                  65,695        9.681661      to        9.681661             636,037
 2008                                  35,646        7.810650      to        7.810650             278,415

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2012                             --      to         --       1.00%     to       1.00%      17.82%     to       17.82%
 2011                             --      to         --       1.70%     to       1.70%     (13.95)%    to      (13.95)%
 2010                             --      to         --       1.61%     to       1.61%      17.87%     to       17.87%
 2009                             --      to         --       1.54%     to       1.54%      49.65%     to       49.65%
 2008                             --      to         --       1.52%     to       1.52%     (42.37)%    to      (42.37)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                             --      to         --       1.34%     to       1.34%      18.18%     to       18.18%
 2011                             --      to         --       1.33%     to       1.33%     (19.14)%    to      (19.14)%
 2010                             --      to         --       1.73%     to       1.73%      22.41%     to       22.41%
 2009                             --      to         --       1.73%     to       1.73%      61.30%     to       61.30%
 2008                             --      to         --         --      to         --      (53.52)%    to      (53.52)%
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                             --      to         --       1.47%     to       1.47%      12.48%     to       12.48%
 2011                             --      to         --       1.81%     to       1.81%      (2.56)%    to       (2.56)%
 2010                             --      to         --       1.62%     to       1.62%      14.26%     to       14.26%
 2009                             --      to         --       2.25%     to       2.25%      29.11%     to       29.11%
 2008                             --      to         --       2.39%     to       2.39%     (28.72)%    to      (28.72)%
FIDELITY VIP EQUITY INCOME
 PORTFOLIO
 2012                             --      to         --       2.97%     to       3.07%      17.05%     to       17.31%
 2011                             --      to         --       2.31%     to       2.46%       0.66%     to        0.97%
 2010                             --      to         --       1.67%     to       1.79%      14.92%     to       15.15%
 2009                             --      to         --       2.19%     to       2.28%      29.88%     to       30.21%
 2008                             --      to         --       2.45%     to       2.63%     (42.81)%    to      (42.65)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                             --      to         --       1.10%     to       1.10%      16.14%     to       16.14%
 2011                             --      to         --       0.82%     to       0.82%      (2.78)%    to       (2.78)%
 2010                             --      to         --       1.06%     to       1.06%      16.93%     to       16.93%
 2009                             --      to         --       1.24%     to       1.24%      35.47%     to       35.47%
 2008                             --      to         --       0.91%     to       0.91%     (42.69)%    to      (42.69)%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                             --      to         --       1.80%     to       1.80%      20.74%     to       20.74%
 2011                             --      to         --       1.36%     to       1.36%     (17.16)%    to      (17.16)%
 2010                             --      to         --       1.39%     to       1.39%      13.11%     to       13.11%
 2009                             --      to         --       2.04%     to       2.04%      26.53%     to       26.53%
 2008                             --      to         --       2.60%     to       2.60%     (43.81)%    to      (43.81)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                             --      to         --       0.39%     to       0.39%      14.56%     to       14.56%
 2011                             --      to         --       0.02%     to       0.02%     (10.85)%    to      (10.85)%
 2010                             --      to         --       0.13%     to       0.13%      28.57%     to       28.57%
 2009                             --      to         --       0.47%     to       0.47%      39.75%     to       39.75%
 2008                             --      to         --       0.25%     to       0.25%     (39.61)%    to      (39.61)%
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                             --      to         --       1.50%     to       1.50%      11.58%     to       11.58%
 2011                             --      to         --       1.87%     to       1.87%      (0.43)%    to       (0.43)%
 2010                             --      to         --       2.20%     to       2.20%      12.55%     to       12.55%
 2009                             --      to         --       4.93%     to       4.93%      23.96%     to       23.96%
 2008                             --      to         --       8.24%     to       8.24%     (21.89)%    to      (21.89)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                                  84,112      $11.766118      to      $11.766118            $989,669
 2011                                 122,288       10.405993      to       10.405993           1,272,532
 2010                                 117,816       10.536819      to       10.536819           1,241,402
 2009                                  65,607        9.216289      to        9.216289             604,655
 2008                                  31,464        7.169550      to        7.169550             225,584
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                                  91,234       11.412628      to       11.412628           1,041,215
 2011                                  70,460        9.908391      to        9.908391             698,148
 2010                                  71,999       10.196865      to       10.196865             734,164
 2009                                  16,039        8.798777      to        8.798777             141,119
 2008                                   6,844        6.707483      to        6.707483              45,903
FRANKLIN INCOME SECURITIES
 FUND
 2012                               2,504,422       14.716926      to       14.716926          36,857,399
 2011                               2,725,173       13.064004      to       13.064004          35,601,678
 2010                               2,822,220       12.759824      to       12.759824          36,011,031
 2009                               2,892,295       11.324722      to       11.324722          32,754,439
 2008                               2,983,512        8.351913      to        8.351913          24,918,032
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                               1,127,553       23.643948      to       23.643948          26,659,797
 2011                               1,218,025       19.971648      to       19.971648          24,325,969
 2010                               1,337,181       20.751900      to       20.751900          27,749,042
 2009                               1,403,621       16.184436      to       16.184436          22,716,814
 2008                               1,504,562       12.530774      to       12.530774          18,853,326
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                               1,120,741       14.439420      to       14.439420          16,182,852
 2011                               1,001,015       12.764539      to       12.764539          12,777,497
 2010                                 851,204       12.419716      to       12.419716          10,571,710
 2009                                 645,409       11.167863      to       11.167863           7,207,844
 2008                                 192,923        8.855462      to        8.855462           1,708,421
MUTUAL SHARES SECURITIES FUND
 2012                               2,563,760       17.290820      to       17.290820          44,329,507
 2011                               2,774,616       15.135026      to       15.135026          41,993,887
 2010                               3,005,025       15.294362      to       15.294362          45,959,939
 2009                               3,178,790       13.754639      to       13.754639          43,723,111
 2008                               3,323,687       10.912235      to       10.912235          36,268,854
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                                  75,811       18.538988      to       18.538988           1,405,453
 2011                                  70,278       15.680071      to       15.680071           1,101,958
 2010                                  34,971       17.545864      to       17.545864             613,599
 2009                                   5,614       16.185319      to       16.185319              90,859
TEMPLETON GROWTH SECURITIES
 FUND
 2012                                 954,553       10.934682      to       10.934682          10,437,732
 2011                                 994,428        9.031951      to        9.031951           8,981,626
 2010                               1,114,493        9.709116      to        9.709116          10,820,742
 2009                               1,138,169        9.040690      to        9.040690          10,289,834
 2008                               1,136,464        6.895852      to        6.895852           7,836,891

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                             --      to         --       1.65%     to       1.65%      13.07%     to       13.07%
 2011                             --      to         --       1.99%     to       1.99%      (1.24)%    to       (1.24)%
 2010                             --      to         --       2.77%     to       2.77%      14.33%     to       14.33%
 2009                             --      to         --       3.79%     to       3.79%      28.55%     to       28.55%
 2008                             --      to         --       8.93%     to       8.93%     (28.31)%    to      (28.31)%
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                             --      to         --       2.03%     to       2.03%      15.18%     to       15.18%
 2011                             --      to         --       1.88%     to       1.88%      (2.83)%    to       (2.83)%
 2010                             --      to         --       2.45%     to       2.45%      15.89%     to       15.89%
 2009                             --      to         --       2.44%     to       2.44%      31.18%     to       31.18%
 2008                             --      to         --      11.75%     to      11.75%     (32.93)%    to      (32.93)%
FRANKLIN INCOME SECURITIES
 FUND
 2012                             --      to         --       6.41%     to       6.41%      12.65%     to       12.65%
 2011                             --      to         --       5.72%     to       5.72%       2.38%     to        2.38%
 2010                             --      to         --       6.66%     to       6.66%      12.67%     to       12.67%
 2009                             --      to         --       8.11%     to       8.11%      35.59%     to       35.59%
 2008                             --      to         --       5.51%     to       5.51%     (29.66)%    to      (29.66)%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                             --      to         --       0.78%     to       0.78%      18.39%     to       18.39%
 2011                             --      to         --       0.69%     to       0.69%      (3.76)%    to       (3.76)%
 2010                             --      to         --       0.76%     to       0.76%      28.22%     to       28.22%
 2009                             --      to         --       1.64%     to       1.64%      29.16%     to       29.16%
 2008                             --      to         --       1.15%     to       1.15%     (33.02)%    to      (33.02)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                             --      to         --       6.90%     to       6.90%      13.12%     to       13.12%
 2011                             --      to         --       6.24%     to       6.24%       2.78%     to        2.78%
 2010                             --      to         --       4.78%     to       4.78%      11.21%     to       11.21%
 2009                             --      to         --       7.67%     to       7.67%      26.11%     to       26.11%
 2008                             --      to         --       0.57%     to       0.57%     (11.45)%    to      (11.45)%
MUTUAL SHARES SECURITIES FUND
 2012                             --      to         --       2.06%     to       2.06%      14.24%     to       14.24%
 2011                             --      to         --       2.37%     to       2.37%      (1.04)%    to       (1.04)%
 2010                             --      to         --       1.58%     to       1.58%      11.19%     to       11.19%
 2009                             --      to         --       1.96%     to       1.96%      26.05%     to       26.05%
 2008                             --      to         --       3.12%     to       3.12%     (37.11)%    to      (37.11)%
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                             --      to         --       3.14%     to       3.14%      18.23%     to       18.23%
 2011                             --      to         --       1.67%     to       1.67%     (10.63)%    to      (10.63)%
 2010                             --      to         --       1.64%     to       1.64%       8.41%     to        8.41%
 2009                             --      to         --         --      to         --       61.85%     to       61.85%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                             --      to         --       2.05%     to       2.05%      21.07%     to       21.07%
 2011                             --      to         --       1.34%     to       1.34%      (6.97)%    to       (6.97)%
 2010                             --      to         --       1.36%     to       1.36%       7.39%     to        7.39%
 2009                             --      to         --       3.13%     to       3.13%      31.10%     to       31.10%
 2008                             --      to         --       1.81%     to       1.81%     (42.32)%    to      (42.32)%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                               1,773,779      $13.894317      to      $13.894317         $24,645,450
 2011                               1,935,036       12.257024      to       12.257024          23,717,785
 2010                               1,990,390       12.630777      to       12.630777          25,140,178
 2009                               1,834,316       11.281734      to       11.281734          20,694,263
 2008                               1,677,235        9.148724      to        9.148724          15,344,558
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                               1,608,661       18.113279      to       18.113279          29,138,120
 2011                               1,724,031       15.741644      to       15.741644          27,139,076
 2010                               1,692,743       15.879928      to       15.879928          26,880,635
 2009                               1,226,442       13.875288      to       13.875288          17,017,234
 2008                                 818,967       11.691131      to       11.691131           9,574,652
HARTFORD BALANCED HLS FUND+
 2012                              17,945,703        3.883754      to        3.883754          69,696,696
 2011                              20,736,162        3.466961      to        3.466961          71,891,464
 2010                              24,394,921        3.403787      to        3.403787          83,035,115
 2009                              27,379,590        3.035419      to        3.035419          83,108,529
 2008                              31,141,455        2.329770      to        2.329770          72,552,427
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                              34,497,919        3.249430      to        3.249430         112,098,573
 2011                              37,335,641        3.021675      to        3.021675         112,816,174
 2010                              40,897,980        2.824228      to        2.824228         115,505,220
 2009                              45,229,164        2.626884      to        2.626884         118,811,768
 2008                              47,985,924        2.284046      to        2.284046         109,602,057
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                              22,534,247        7.429092      to        7.429092         167,408,995
 2011                              25,668,202        6.277831      to        6.277831         161,140,634
 2010                              28,218,504        7.085992      to        7.085992         199,956,093
 2009                              31,640,091        6.082370      to        6.082370         192,446,743
 2008                              35,247,202        4.175508      to        4.175508         147,174,973
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                              21,443,131        4.833961      to        4.833961         103,655,261
 2011                              24,205,248        4.255526      to        4.255526         103,006,061
 2010                              26,121,815        4.200184      to        4.200184         109,716,430
 2009                              28,165,762        3.710229      to        3.710229         104,501,428
 2008                              30,391,567        2.975883      to        2.975883          90,441,746
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                  43,973       10.795248      to       10.795248             474,696
 2011                                  90,019        9.118201      to        9.118201             820,810
 2010                                  82,578       10.051239      to       10.051239             830,014
 2009                                  41,057        8.664032      to        8.664032             355,719
 2008                                 143,976        6.096042      to        6.096042             877,685
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                 854,345        1.265101      to        1.265101           1,080,833
 2011                                 839,900        1.025151      to        1.025151             861,024
 2010                                 894,415        1.190460      to        1.190460           1,064,767
 2009                                 974,154        1.041982      to        1.041982           1,015,051
 2008                               1,029,113        0.768187      to        0.768187             790,551

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                             --      to         --       2.64%     to       2.64%      13.36%     to       13.36%
 2011                             --      to         --       2.22%     to       2.22%      (2.96)%    to       (2.96)%
 2010                             --      to         --       1.28%     to       1.28%      11.96%     to       11.96%
 2009                             --      to         --       1.19%     to       1.19%      23.32%     to       23.32%
 2008                             --      to         --       2.43%     to       2.43%     (28.46)%    to      (28.46)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                             --      to         --       6.41%     to       6.41%      15.07%     to       15.07%
 2011                             --      to         --       5.57%     to       5.57%      (0.87)%    to       (0.87)%
 2010                             --      to         --       1.41%     to       1.41%      14.45%     to       14.45%
 2009                             --      to         --       3.44%     to       3.44%      18.68%     to       18.68%
 2008                             --      to         --       4.01%     to       4.01%       6.21%     to        6.21%
HARTFORD BALANCED HLS FUND+
 2012                             --      to         --       2.87%     to       2.87%      12.02%     to       12.02%
 2011                             --      to         --       1.62%     to       1.62%       1.86%     to        1.86%
 2010                             --      to         --       1.41%     to       1.41%      12.14%     to       12.14%
 2009                             --      to         --       2.23%     to       2.23%      30.29%     to       30.29%
 2008                             --      to         --       3.07%     to       3.07%     (31.64)%    to      (31.64)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                             --      to         --       4.10%     to       4.10%       7.54%     to        7.54%
 2011                             --      to         --       0.21%     to       0.21%       6.99%     to        6.99%
 2010                             --      to         --       4.08%     to       4.08%       7.51%     to        7.51%
 2009                             --      to         --       3.84%     to       3.84%      15.01%     to       15.01%
 2008                             --      to         --       6.69%     to       6.69%      (7.63)%    to       (7.63)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                             --      to         --       1.46%     to       1.46%      18.34%     to       18.34%
 2011                             --      to         --       0.76%     to       0.76%     (11.41)%    to      (11.41)%
 2010                             --      to         --       0.75%     to       0.75%      16.50%     to       16.50%
 2009                             --      to         --       0.92%     to       0.92%      45.67%     to       45.67%
 2008                             --      to         --       1.83%     to       1.83%     (45.59)%    to      (45.59)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                             --      to         --       2.25%     to       2.25%      13.59%     to       13.59%
 2011                             --      to         --       2.04%     to       2.04%       1.32%     to        1.32%
 2010                             --      to         --       1.94%     to       1.94%      13.21%     to       13.21%
 2009                             --      to         --       2.28%     to       2.28%      24.68%     to       24.68%
 2008                             --      to         --       2.34%     to       2.34%     (32.43)%    to      (32.43)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                             --      to         --       1.04%     to       1.04%      18.39%     to       18.39%
 2011                             --      to         --       0.01%     to       0.01%      (9.28)%    to       (9.28)%
 2010                             --      to         --       1.23%     to       1.23%      16.01%     to       16.01%
 2009                             --      to         --       0.36%     to       0.36%      42.13%     to       42.13%
 2008                             --      to         --       1.21%     to       1.21%     (39.04)%    to      (39.04)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                             --      to         --       0.54%     to       0.54%      23.41%     to       23.41%
 2011                             --      to         --       0.04%     to       0.04%     (13.89)%    to      (13.89)%
 2010                             --      to         --       0.27%     to       0.27%      14.25%     to       14.25%
 2009                             --      to         --       0.77%     to       0.77%      35.64%     to       35.64%
 2008                             --      to         --       0.66%     to       0.66%     (52.46)%    to      (52.46)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                               9,413,469       $1.778319      to       $1.778319         $16,740,151
 2011                              10,028,835        1.511927      to        1.511927          15,162,866
 2010                              10,803,030        1.494683      to        1.494683          16,147,105
 2009                              11,036,210        1.310608      to        1.310608          14,464,145
 2008                              11,115,471        1.043087      to        1.043087          11,594,403
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                               1,142,946       22.876709      to       22.876709          26,146,849
 2011                               1,234,466       18.033268      to       18.033268          22,261,462
 2010                               1,355,757       19.789063      to       19.789063          26,829,153
 2009                               1,375,499       16.832526      to       16.832526          23,153,131
 2008                               1,359,332       12.987431      to       12.987431          17,654,224
HARTFORD HIGH YIELD HLS FUND
 2012                                 220,906       19.807474      to       19.807474           4,375,591
 2011                                 153,113       17.327676      to       17.327676           2,653,100
 2010                                 113,912       16.550662      to       16.550662           1,885,313
 2009                                  36,726       14.249514      to       14.249514             523,323
HARTFORD INDEX HLS FUND
 2012                              11,104,519        4.243608      to        4.243608          47,123,226
 2011                              12,258,842        3.670022      to        3.670022          44,990,219
 2010                              14,128,655        3.604734      to        3.604734          50,930,043
 2009                              15,374,219        3.141833      to        3.141833          48,303,228
 2008                              16,554,257        2.490602      to        2.490602          41,230,064
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                              12,940,631        3.424934      to        3.424934          44,320,807
 2011                              15,159,715        2.849479      to        2.849479          43,197,288
 2010                              16,193,677        3.312232      to        3.312232          53,637,215
 2009                              13,458,593        2.893130      to        2.893130          38,937,460
 2008                              15,036,419        2.167800      to        2.167800          32,595,949
HARTFORD MIDCAP HLS FUND
 2012                              11,440,868        4.818794      to        4.818794          55,131,184
 2011                              13,287,375        4.034466      to        4.034466          53,607,462
 2010                              15,083,583        4.381274      to        4.381274          66,085,309
 2009                              16,971,147        3.549140      to        3.549140          60,232,976
 2008                              19,984,268        2.710162      to        2.710162          54,160,603
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                                 550,426       23.826006      to       23.826006          13,114,463
 2011                                 620,114       19.068102      to       19.068102          11,824,403
 2010                                 681,362       20.852684      to       20.852684          14,208,233
 2009                                 758,100       16.726572      to       16.726572          12,680,406
 2008                                 896,735       11.600671      to       11.600671          10,402,729
HARTFORD MONEY MARKET HLS
 FUND
 2012                              41,065,408        1.796639      to        1.796639          73,779,714
 2011                              47,122,366        1.796639      to        1.796639          84,661,880
 2010                              52,745,929        1.796639      to        1.796639          94,765,393
 2009                              59,565,514        1.796639      to        1.796639         107,017,725
 2008                              70,437,691        1.795505      to        1.795505         126,471,226

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                             --      to         --       1.60%     to       1.60%      17.62%     to       17.62%
 2011                             --      to         --       1.16%     to       1.16%       1.15%     to        1.15%
 2010                             --      to         --       1.35%     to       1.35%      14.05%     to       14.05%
 2009                             --      to         --       1.62%     to       1.62%      25.65%     to       25.65%
 2008                             --      to         --       1.23%     to       1.23%     (37.27)%    to      (37.27)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                             --      to         --         --      to         --       26.86%     to       26.86%
 2011                             --      to         --         --      to         --       (8.87)%    to       (8.87)%
 2010                             --      to         --       0.02%     to       0.02%      17.56%     to       17.56%
 2009                             --      to         --       0.54%     to       0.54%      29.61%     to       29.61%
 2008                             --      to         --       0.43%     to       0.43%     (45.66)%    to      (45.66)%
HARTFORD HIGH YIELD HLS FUND
 2012                             --      to         --       9.13%     to       9.13%      14.31%     to       14.31%
 2011                             --      to         --       9.35%     to       9.35%       4.69%     to        4.69%
 2010                             --      to         --       0.78%     to       0.78%      16.15%     to       16.15%
 2009                             --      to         --      50.97%     to      50.97%      42.50%     to       42.50%
HARTFORD INDEX HLS FUND
 2012                             --      to         --       1.99%     to       1.99%      15.63%     to       15.63%
 2011                             --      to         --       1.66%     to       1.66%       1.81%     to        1.81%
 2010                             --      to         --       1.72%     to       1.72%      14.73%     to       14.73%
 2009                             --      to         --       2.06%     to       2.06%      26.15%     to       26.15%
 2008                             --      to         --       2.16%     to       2.16%     (37.11)%    to      (37.11)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                             --      to         --       1.93%     to       1.93%      20.20%     to       20.20%
 2011                             --      to         --       0.05%     to       0.05%     (13.97)%    to      (13.97)%
 2010                             --      to         --       1.31%     to       1.31%      14.49%     to       14.49%
 2009                             --      to         --       2.00%     to       2.00%      33.46%     to       33.46%
 2008                             --      to         --       2.34%     to       2.34%     (42.25)%    to      (42.25)%
HARTFORD MIDCAP HLS FUND
 2012                             --      to         --       0.79%     to       0.79%      19.44%     to       19.44%
 2011                             --      to         --       0.68%     to       0.68%      (7.92)%    to       (7.92)%
 2010                             --      to         --       0.24%     to       0.24%      23.45%     to       23.45%
 2009                             --      to         --       0.54%     to       0.54%      30.96%     to       30.96%
 2008                             --      to         --       0.52%     to       0.52%     (35.32)%    to      (35.32)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                             --      to         --       1.19%     to       1.19%      24.95%     to       24.95%
 2011                             --      to         --       0.01%     to       0.01%      (8.56)%    to       (8.56)%
 2010                             --      to         --       0.59%     to       0.59%      24.67%     to       24.67%
 2009                             --      to         --       0.82%     to       0.82%      44.19%     to       44.19%
 2008                             --      to         --       0.78%     to       0.78%     (40.21)%    to      (40.21)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                             --      to         --         --      to         --          --      to          --
 2011                             --      to         --         --      to         --          --      to          --
 2010                             --      to         --         --      to         --          --      to          --
 2009                             --      to         --       0.06%     to       0.06%       0.06%     to        0.06%
 2008                             --      to         --       2.02%     to       2.02%       2.14%     to        2.14%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2012                              10,536,264       $2.712054      to       $2.712054         $28,574,917
 2011                              11,848,481        2.345264      to        2.345264          27,787,816
 2010                              13,301,134        2.426831      to        2.426831          32,279,605
 2009                              15,351,526        1.955060      to        1.955060          30,013,155
 2008                              17,770,074        1.512167      to        1.512167          26,871,319
HARTFORD STOCK HLS FUND
 2012                              17,198,527        4.258413      to        4.258413          73,238,432
 2011                              19,503,209        3.722907      to        3.722907          72,608,632
 2010                              21,605,658        3.764066      to        3.764066          81,325,123
 2009                              24,737,911        3.278812      to        3.278812          81,110,961
 2008                              28,223,648        2.316588      to        2.316588          65,382,562
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                               1,184,900       11.619278      to       11.619278          13,767,687
 2011                               1,227,996       11.205160      to       11.205160          13,759,895
 2010                               1,301,168       10.684330      to       10.684330          13,902,106
 2009                               1,381,902       10.293920      to       10.293920          14,225,191
 2008                               1,611,560        9.957373      to        9.957373          16,046,908
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                 521,579       13.932710      to       13.932710           7,267,007
 2011                                 546,733       12.389564      to       12.389564           6,773,783
 2010                                 581,221       12.365526      to       12.365526           7,187,103
 2009                                 603,729       10.774410      to       10.774410           6,504,823
 2008                                 598,557        8.730699      to        8.730699           5,225,821
LORD ABBETT BOND-DEBENTURE
 FUND
 2012                                 475,470       14.942519      to       14.942519           7,104,725
 2011                                 404,206       13.278309      to       13.278309           5,367,172
 2010                                 378,240       12.720824      to       12.720824           4,811,522
 2009                                 288,987       11.326127      to       11.326127           3,273,108
 2008                                  74,185        8.432890      to        8.432890             625,590
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                 576,912       11.754355      to       11.754355           6,781,226
 2011                                 620,695       10.486745      to       10.486745           6,509,072
 2010                                 647,055       11.165635      to       11.165635           7,224,781
 2009                                 639,261        9.509797      to        9.509797           6,079,242
 2008                                 654,919        7.998229      to        7.998229           5,238,191
MFS INVESTORS TRUST SERIES
 2012                                  65,753       14.309842      to       14.309842             940,914
 2011                                  66,297       12.006715      to       12.006715             796,004
 2010                                 104,541       12.274423      to       12.274423           1,283,180
 2009                                 128,127       11.048366      to       11.048366           1,415,594
 2008                                 149,591        8.706510      to        8.706510           1,302,419
MFS NEW DISCOVERY SERIES
 2012                                 265,040       23.151428      to       23.151428           6,136,057
 2011                                 285,776       19.097956      to       19.097956           5,457,737
 2010                                 269,192       21.283072      to       21.283072           5,729,241
 2009                                 298,813       15.610690      to       15.610690           4,664,679
 2008                                 226,626        9.566346      to        9.566346           2,167,981

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2012                             --      to         --         --      to         --       15.64%     to       15.64%
 2011                             --      to         --         --      to         --       (3.36)%    to       (3.36)%
 2010                             --      to         --         --      to         --       24.13%     to       24.13%
 2009                             --      to         --       0.01%     to       0.01%      29.29%     to       29.29%
 2008                             --      to         --       0.11%     to       0.11%     (40.60)%    to      (40.60)%
HARTFORD STOCK HLS FUND
 2012                             --      to         --       2.05%     to       2.05%      14.38%     to       14.38%
 2011                             --      to         --       1.35%     to       1.35%      (1.09)%    to       (1.09)%
 2010                             --      to         --       1.14%     to       1.14%      14.80%     to       14.80%
 2009                             --      to         --       1.56%     to       1.56%      41.54%     to       41.54%
 2008                             --      to         --       2.08%     to       2.08%     (43.13)%    to      (43.13)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                             --      to         --       2.85%     to       2.85%       3.70%     to        3.70%
 2011                             --      to         --       2.68%     to       2.68%       4.87%     to        4.87%
 2010                             --      to         --       4.37%     to       4.37%       3.79%     to        3.79%
 2009                             --      to         --       0.03%     to       0.03%       3.38%     to        3.38%
 2008                             --      to         --       8.20%     to       8.20%      (0.43)%    to       (0.43)%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                             --      to         --       2.98%     to       2.98%      12.46%     to       12.46%
 2011                             --      to         --       2.67%     to       2.67%       0.19%     to        0.19%
 2010                             --      to         --       2.92%     to       2.92%      14.77%     to       14.77%
 2009                             --      to         --       3.53%     to       3.53%      23.41%     to       23.41%
 2008                             --      to         --       4.42%     to       4.42%     (26.19)%    to      (26.19)%
LORD ABBETT BOND-DEBENTURE
 FUND
 2012                             --      to         --       6.49%     to       6.49%      12.53%     to       12.53%
 2011                             --      to         --       6.22%     to       6.22%       4.38%     to        4.38%
 2010                             --      to         --       7.09%     to       7.09%      12.31%     to       12.31%
 2009                             --      to         --       9.30%     to       9.30%      34.31%     to       34.31%
 2008                             --      to         --      23.33%     to      23.33%     (15.67)%    to      (15.67)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                             --      to         --       0.97%     to       0.97%      12.09%     to       12.09%
 2011                             --      to         --       0.71%     to       0.71%      (6.08)%    to       (6.08)%
 2010                             --      to         --       0.57%     to       0.57%      17.41%     to       17.41%
 2009                             --      to         --       1.05%     to       1.05%      18.90%     to       18.90%
 2008                             --      to         --       1.71%     to       1.71%     (36.42)%    to      (36.42)%
MFS INVESTORS TRUST SERIES
 2012                             --      to         --       0.87%     to       0.87%      19.18%     to       19.18%
 2011                             --      to         --       0.68%     to       0.68%      (2.18)%    to       (2.18)%
 2010                             --      to         --       1.46%     to       1.46%      11.10%     to       11.10%
 2009                             --      to         --       1.82%     to       1.82%      26.90%     to       26.90%
 2008                             --      to         --       0.75%     to       0.75%     (33.08)%    to      (33.08)%
MFS NEW DISCOVERY SERIES
 2012                             --      to         --         --      to         --       21.22%     to       21.22%
 2011                             --      to         --         --      to         --      (10.27)%    to      (10.27)%
 2010                             --      to         --         --      to         --       36.34%     to       36.34%
 2009                             --      to         --         --      to         --       63.18%     to       63.18%
 2008                             --      to         --         --      to         --      (39.33)%    to      (39.33)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2012                               1,617,058      $16.453635      to      $16.453635         $26,606,488
 2011                               1,638,122       14.788967      to       14.788967          24,226,125
 2010                               1,779,308       14.531519      to       14.531519          25,856,046
 2009                               1,997,895       13.218935      to       13.218935          26,410,041
 2008                               2,034,439       11.199735      to       11.199735          22,785,179
MFS VALUE SERIES
 2012                                 773,607       11.692087      to       11.692087           9,045,082
 2011                                 720,716       10.056780      to       10.056780           7,248,080
 2010                                 642,059       10.087285      to       10.087285           6,476,635
 2009                                 545,166        9.044166      to        9.044166           4,930,571
 2008                                 268,898        7.370068      to        7.370068           1,981,796
MFS RESEARCH BOND SERIES
 2012                                 677,724       14.369769      to       14.369769           9,738,739
 2011                                 550,575       13.385817      to       13.385817           7,369,898
 2010                                 362,597       12.539864      to       12.539864           4,546,916
 2009                                  75,975       11.668778      to       11.668778             886,541
UIF MID CAP GROWTH PORTFOLIO
 2012                                 139,944       12.387060      to       12.387060           1,733,491
 2011                                 180,446       11.417730      to       11.417730           2,060,285
 2010                                 154,053       12.300233      to       12.300233           1,894,886
 2009                                 191,642        9.299431      to        9.299431           1,782,164
 2008                                  59,212        5.909437      to        5.909437             349,908
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                 225,745       12.648529      to       12.648529           2,855,337
 2011                                 200,535       10.803724      to       10.803724           2,166,524
 2010                                 203,562       10.715150      to       10.715150           2,181,195
 2009                                 248,735        8.769934      to        8.769934           2,181,394
 2008                                 222,373        6.302084      to        6.302084           1,401,416
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                 267,690       12.252275      to       12.252275           3,279,810
 2011                                 282,479       10.765893      to       10.765893           3,041,138
 2010                                 304,209       10.915899      to       10.915899           3,320,719
 2009                                 308,342       10.001462      to       10.001462           3,083,872
 2008                                 298,920        6.938164      to        6.938164           2,073,956
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                 638,209       14.194061      to       14.194061           9,058,775
 2011                                 699,068       11.735440      to       11.735440           8,203,871
 2010                                 719,960       12.829306      to       12.829306           9,236,591
 2009                                 717,828       11.088193      to       11.088193           7,959,418
 2008                                 697,204        7.956807      to        7.956807           5,547,520
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                                 145,995       13.101818      to       13.101818           1,912,795
 2011                                 133,446       11.235715      to       11.235715           1,499,363
 2010                                 142,665       11.271167      to       11.271167           1,608,003
 2009                                 145,110        9.731208      to        9.731208           1,412,095
 2008                                 146,474        7.602822      to        7.602822           1,113,613

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2012                             --      to         --       2.76%     to       2.76%      11.26%     to       11.26%
 2011                             --      to         --       2.61%     to       2.61%       1.77%     to        1.77%
 2010                             --      to         --       2.75%     to       2.75%       9.93%     to        9.93%
 2009                             --      to         --       3.57%     to       3.57%      18.03%     to       18.03%
 2008                             --      to         --       3.15%     to       3.15%     (22.13)%    to      (22.13)%
MFS VALUE SERIES
 2012                             --      to         --       1.62%     to       1.62%      16.26%     to       16.26%
 2011                             --      to         --       1.53%     to       1.53%      (0.30)%    to       (0.30)%
 2010                             --      to         --       1.41%     to       1.41%      11.53%     to       11.53%
 2009                             --      to         --       1.08%     to       1.08%      22.72%     to       22.72%
 2008                             --      to         --         --      to         --      (26.30)%    to      (26.30)%
MFS RESEARCH BOND SERIES
 2012                             --      to         --       2.80%     to       2.80%       7.35%     to        7.35%
 2011                             --      to         --       2.66%     to       2.66%       6.75%     to        6.75%
 2010                             --      to         --       2.06%     to       2.06%       7.47%     to        7.47%
 2009                             --      to         --         --      to         --       16.69%     to       16.69%
UIF MID CAP GROWTH PORTFOLIO
 2012                             --      to         --         --      to         --        8.49%     to        8.49%
 2011                             --      to         --       0.24%     to       0.24%      (7.17)%    to       (7.17)%
 2010                             --      to         --         --      to         --       32.27%     to       32.27%
 2009                             --      to         --         --      to         --       57.37%     to       57.37%
 2008                             --      to         --       0.41%     to       0.41%     (40.91)%    to      (40.91)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                             --      to         --       0.66%     to       0.66%      17.08%     to       17.08%
 2011                             --      to         --       0.61%     to       0.61%       0.83%     to        0.83%
 2010                             --      to         --       0.88%     to       0.88%      22.18%     to       22.18%
 2009                             --      to         --       1.19%     to       1.19%      39.16%     to       39.16%
 2008                             --      to         --       0.73%     to       0.73%     (41.42)%    to      (41.42)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                             --      to         --       0.39%     to       0.39%      13.81%     to       13.81%
 2011                             --      to         --       0.11%     to       0.11%      (1.37)%    to       (1.37)%
 2010                             --      to         --         --      to         --        9.14%     to        9.14%
 2009                             --      to         --       0.01%     to       0.01%      44.15%     to       44.15%
 2008                             --      to         --         --      to         --      (45.66)%    to      (45.66)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                             --      to         --       1.93%     to       1.93%      20.95%     to       20.95%
 2011                             --      to         --       1.04%     to       1.04%      (8.53)%    to       (8.53)%
 2010                             --      to         --       1.20%     to       1.20%      15.70%     to       15.70%
 2009                             --      to         --       1.86%     to       1.86%      39.36%     to       39.36%
 2008                             --      to         --       1.22%     to       1.22%     (40.33)%    to      (40.33)%
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                             --      to         --       0.64%     to       0.64%      16.61%     to       16.61%
 2011                             --      to         --       0.60%     to       0.60%      (0.31)%    to       (0.31)%
 2010                             --      to         --       0.87%     to       0.87%      15.83%     to       15.83%
 2009                             --      to         --       1.55%     to       1.55%      28.00%     to       28.00%
 2008                             --      to         --       1.14%     to       1.14%     (38.63)%    to      (38.63)%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                  91,197      $13.228057      to      $13.228057          $1,206,354
 2011                                  89,990       11.241671      to       11.241671           1,011,641
 2010                                  88,043       11.516057      to       11.516057           1,013,913
 2009                                  94,990        9.358432      to        9.358432             888,957
 2008                                  36,241        6.836775      to        6.836775             247,768
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                                 255,540       13.593368      to       28.400397           3,779,266
 2011                                 274,084       12.188642      to       25.400730           3,679,021
 2010                                 267,816       12.587405      to       26.192973           3,753,951
 2009                                 232,227       11.171885      to       23.175409           2,992,302
 2008                                 121,560        7.191250      to       14.968756           1,221,208
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                  11,183       35.209669      to       35.209669             393,766
 2011                                  12,970       30.751053      to       30.751053             398,842
 2010                                  14,989       30.806593      to       30.806593             461,754
 2009                                  18,193       26.783076      to       26.783076             487,276
 2008                                  21,967       19.786145      to       19.786145             434,635
PUTNAM VT GLOBAL EQUITY FUND
 2012                                 130,470       17.157542      to       29.391653           3,534,987
 2011                                 160,206       14.276598      to       24.381165           3,657,154
 2010                                 177,766       15.020302      to       25.604302           4,281,302
 2009                                 211,061       13.675389      to       23.229823           4,659,824
 2008                                 234,522       10.521629      to       17.847130           3,985,418
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                                 416,459       14.962585      to       36.716590          12,553,779
 2011                                 462,452       12.559145      to       30.742591          12,018,268
 2010                                 550,308       13.170377      to       32.170965          15,443,281
 2009                                 618,435       11.514849      to       28.044583          15,308,489
 2008                                 711,231        8.870392      to       21.545827          13,842,778
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                                  50,882       18.791048      to       18.791048             956,131
 2011                                  58,068       15.330913      to       15.330913             890,236
 2010                                  78,973       15.468968      to       15.468968           1,221,635
 2009                                  99,275       15.065962      to       15.065962           1,495,666
 2008                                 128,139       11.913774      to       11.913774           1,526,616
PUTNAM VT HIGH YIELD FUND
 2012                                 811,691       21.165414      to       39.207905          21,397,771
 2011                                 912,209       18.244699      to       33.700697          20,634,249
 2010                               1,023,564       17.930173      to       33.089518          22,791,645
 2009                               1,365,734       15.722517      to       28.889334          27,050,816
 2008                               1,080,380       10.468992      to       19.219456          15,113,898
PUTNAM VT INCOME FUND
 2012                                 826,873       16.678880      to       32.470755          17,079,311
 2011                                 895,256       15.060896      to       29.236133          17,006,919
 2010                                 960,161       14.343729      to       27.802373          17,594,668
 2009                               1,045,682       13.055246      to       25.224094          17,792,908
 2008                               1,224,728        8.902167      to       17.133269          14,771,688

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                             --      to         --       0.32%     to       0.32%      17.67%     to       17.67%
 2011                             --      to         --       0.37%     to       0.37%      (2.38)%    to       (2.38)%
 2010                             --      to         --       0.40%     to       0.40%      23.06%     to       23.06%
 2009                             --      to         --       0.45%     to       0.45%      36.88%     to       36.88%
 2008                             --      to         --         --      to         --      (31.63)%    to      (31.63)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                             --      to         --       5.59%     to       5.96%      11.52%     to       11.81%
 2011                             --      to         --       9.41%     to      10.01%      (3.17)%    to       (3.02)%
 2010                             --      to         --      12.93%     to      14.37%      12.67%     to       13.02%
 2009                             --      to         --       4.68%     to       7.30%      54.83%     to       55.35%
 2008                             --      to         --       6.27%     to       6.27%     (31.00)%    to      (28.09)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                             --      to         --       1.01%     to       1.01%      14.50%     to       14.50%
 2011                             --      to         --       4.81%     to       4.81%      (0.18)%    to       (0.18)%
 2010                             --      to         --       5.91%     to       5.91%      15.02%     to       15.02%
 2009                             --      to         --       6.37%     to       6.37%      35.36%     to       35.36%
 2008                             --      to         --       4.27%     to       4.27%     (33.16)%    to      (33.16)%
PUTNAM VT GLOBAL EQUITY FUND
 2012                             --      to         --       1.59%     to       1.97%      20.18%     to       20.55%
 2011                             --      to         --       1.97%     to       2.20%      (4.95)%    to       (4.78)%
 2010                             --      to         --       2.12%     to       2.50%       9.84%     to       10.22%
 2009                             --      to         --       0.20%     to       0.20%      29.97%     to       30.16%
 2008                             --      to         --       2.39%     to       2.83%     (45.35)%    to      (45.24)%
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                             --      to         --       1.68%     to       1.99%      19.14%     to       19.43%
 2011                             --      to         --       1.22%     to       1.50%      (4.64)%    to       (4.44)%
 2010                             --      to         --       1.53%     to       1.80%      14.38%     to       14.71%
 2009                             --      to         --       2.60%     to       3.21%      29.81%     to       30.16%
 2008                             --      to         --       2.11%     to       2.60%     (38.70)%    to      (38.57)%
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                             --      to         --       1.55%     to       1.55%      22.57%     to       22.57%
 2011                             --      to         --       1.20%     to       1.20%      (0.89)%    to       (0.89)%
 2010                             --      to         --       2.21%     to       2.21%       2.68%     to        2.68%
 2009                             --      to         --         --      to         --       26.46%     to       26.46%
 2008                             --      to         --         --      to         --      (16.90)%    to      (16.90)%
PUTNAM VT HIGH YIELD FUND
 2012                             --      to         --       7.64%     to       7.76%      16.01%     to       16.34%
 2011                             --      to         --       7.93%     to       8.14%       1.75%     to        1.85%
 2010                             --      to         --       7.29%     to       8.16%      14.04%     to       14.54%
 2009                             --      to         --       7.24%     to      10.18%      50.18%     to       50.31%
 2008                             --      to         --       9.03%     to       9.62%     (26.07)%    to      (26.01)%
PUTNAM VT INCOME FUND
 2012                             --      to         --       4.91%     to       5.35%      10.74%     to       11.06%
 2011                             --      to         --       8.54%     to       9.05%       5.00%     to        5.16%
 2010                             --      to         --      10.87%     to      11.28%       9.87%     to       10.22%
 2009                             --      to         --       5.57%     to       6.23%      46.65%     to       47.22%
 2008                             --      to         --       6.66%     to       7.84%     (23.93)%    to      (23.78)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                  33,535      $17.192665      to      $17.192665            $576,556
 2011                                  38,984       14.115362      to       14.115362             550,276
 2010                                  47,035       16.321304      to       16.321304             767,675
 2009                                  53,973       15.194392      to       15.194392             820,094
 2008                                  75,590       12.021934      to       12.021934             908,738
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                 879,462       16.633499      to       17.234398          15,005,366
 2011                               1,039,706       13.643423      to       14.102062          14,543,974
 2010                               1,113,971       16.424598      to       16.931002          18,728,197
 2009                               1,271,461       14.928049      to       15.354656          19,397,415
 2008                               1,496,720       11.977464      to       12.283717          18,290,657
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                                  18,116       17.464541      to       17.464541             316,383
 2011                                  23,330       14.405383      to       14.405383             336,075
 2010                                  28,584       17.492096      to       17.492096             500,001
 2009                                  35,103       15.550584      to       15.550584             545,865
 2008                                  52,541       11.206894      to       11.206894             588,816
PUTNAM VT INVESTORS FUND
 2012                                  57,882       12.397161      to       12.397161             717,576
 2011                                  67,238       10.590309      to       10.590309             712,072
 2010                                  78,782       10.560103      to       10.560103             831,942
 2009                                  93,998        9.243957      to        9.243957             868,909
 2008                                 137,322        7.046749      to        7.046749             967,670
PUTNAM VT MONEY MARKET FUND
 2012                                  56,037        1.803151      to        1.803151             101,043
 2011                                  63,718        1.803089      to        1.803089             114,890
 2010                                  73,461        1.802966      to        1.802966             132,447
 2009                                 100,832        1.802303      to        1.802303             181,730
 2008                                 112,744        1.796082      to        1.796082             202,497
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                                 348,446       17.208979      to       28.168997           8,994,704
 2011                                 390,408       14.738812      to       24.058223           8,725,361
 2010                                 441,083       15.528059      to       25.291913          10,434,315
 2009                                 461,019       12.988059      to       21.099132           9,093,128
 2008                                 545,071        9.829288      to       15.925954           8,165,677
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                 436,613       11.585811      to       11.585811           5,058,518
 2011                                 486,662        9.861349      to        9.861349           4,799,142
 2010                                 514,718       10.350514      to       10.350514           5,327,600
 2009                                 547,588        8.215811      to        8.215811           4,498,883
 2008                                 544,907        6.246201      to        6.246201           3,403,598
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                                  36,382       15.557336      to       15.557336             566,009
 2011                                  47,857       13.795090      to       13.795090             660,193
 2010                                  58,996       13.409259      to       13.409259             791,086
 2009                                  83,074       12.059130      to       12.059130           1,001,801
 2008                                 110,984        9.580101      to        9.580101           1,063,234

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                             --      to         --       3.31%     to       3.31%      21.80%     to       21.80%
 2011                             --      to         --       2.92%     to       2.92%     (13.52)%    to      (13.52)%
 2010                             --      to         --       3.58%     to       3.58%       7.42%     to        7.42%
 2009                             --      to         --         --      to         --       26.39%     to       26.39%
 2008                             --      to         --       2.23%     to       2.23%     (45.85)%    to      (45.85)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                             --      to         --       2.16%     to       2.51%      21.92%     to       22.21%
 2011                             --      to         --       3.24%     to       3.56%     (16.93)%    to      (16.71)%
 2010                             --      to         --       3.62%     to       3.76%      13.42%     to       16.93%
 2009                             --      to         --         --      to         --       24.63%     to       25.00%
 2008                             --      to         --       2.11%     to       2.49%     (43.95)%    to      (38.61)%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.76%     to       1.76%      21.24%     to       21.24%
 2011                             --      to         --       2.78%     to       2.78%     (17.65)%    to      (17.65)%
 2010                             --      to         --       3.30%     to       3.30%      12.49%     to       12.49%
 2009                             --      to         --       2.17%     to       2.17%      38.76%     to       38.76%
 2008                             --      to         --       1.94%     to       1.94%     (42.37)%    to      (42.37)%
PUTNAM VT INVESTORS FUND
 2012                             --      to         --       1.58%     to       1.58%      17.06%     to       17.06%
 2011                             --      to         --       1.39%     to       1.39%       0.29%     to        0.29%
 2010                             --      to         --       1.50%     to       1.50%      14.24%     to       14.24%
 2009                             --      to         --       1.49%     to       1.49%      31.18%     to       31.18%
 2008                             --      to         --       0.55%     to       0.55%     (39.44)%    to      (39.44)%
PUTNAM VT MONEY MARKET FUND
 2012                             --      to         --       0.01%     to       0.01%         --      to          --
 2011                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2010                             --      to         --       0.04%     to       0.04%       0.04%     to        0.04%
 2009                             --      to         --       0.36%     to       0.36%       0.35%     to        0.35%
 2008                             --      to         --       2.80%     to       2.80%       2.83%     to        2.83%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                             --      to         --       0.23%     to       0.51%      16.76%     to       17.09%
 2011                             --      to         --       0.25%     to       0.40%      (5.08)%    to       (4.88)%
 2010                             --      to         --       0.36%     to       0.57%      19.56%     to       19.87%
 2009                             --      to         --       0.36%     to       0.69%      32.14%     to       32.48%
 2008                             --      to         --       0.31%     to       0.31%     (38.75)%    to      (38.62)%
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                             --      to         --       0.45%     to       0.45%      17.49%     to       17.49%
 2011                             --      to         --       0.48%     to       0.48%      (4.73)%    to       (4.73)%
 2010                             --      to         --       0.30%     to       0.30%      25.98%     to       25.98%
 2009                             --      to         --       1.64%     to       1.64%      31.53%     to       31.53%
 2008                             --      to         --       1.39%     to       1.39%     (39.36)%    to      (39.36)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                             --      to         --       2.29%     to       2.29%      12.77%     to       12.77%
 2011                             --      to         --       2.39%     to       2.39%       2.88%     to        2.88%
 2010                             --      to         --       5.92%     to       5.92%      11.20%     to       11.20%
 2009                             --      to         --       5.10%     to       5.10%      25.88%     to       25.88%
 2008                             --      to         --       5.03%     to       5.03%     (40.47)%    to      (40.47)%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                                  19,407      $29.147195      to      $29.147195            $565,658
 2011                                  24,217       27.667582      to       27.667582             670,015
 2010                                  29,669       29.182239      to       29.182239             865,816
 2009                                  37,730       28.580962      to       28.580962           1,078,357
 2008                                  51,166       26.547468      to       26.547468           1,358,315
PUTNAM VT VOYAGER FUND
 2012                                 468,968       16.202644      to       40.405692          16,204,780
 2011                                 542,959       14.184465      to       35.287020          16,522,781
 2010                                 633,621       17.266105      to       42.844173          24,102,922
 2009                                 748,322       14.293431      to       35.386121          23,533,318
 2008                                 823,737        8.721088      to       21.538000          16,121,335
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                                 241,320       21.414988      to       21.414988           5,167,871
 2011                                 274,121       18.724634      to       18.724634           5,132,806
 2010                                 272,924       19.942323      to       19.942323           5,442,741
 2009                                 289,846       15.395267      to       15.395267           4,462,259
 2008                                 319,244       10.572218      to       10.572218           3,375,113
PUTNAM VT EQUITY INCOME FUND
 2012                                 338,981       19.095633      to       19.759287           6,659,815
 2011                                 398,348       15.963640      to       16.562094           6,556,919
 2010                                 330,128       15.639461      to       16.249834           5,310,358
 2009                                 435,607       13.861395      to       14.430719           6,226,804
 2008                                 372,379       11.322627      to       11.322627           4,216,312
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                               1,427,789       13.063471      to       13.063471          18,651,883
 2011                               1,549,647       10.984671      to       10.984671          17,022,365
 2010                               1,586,259       11.221180      to       11.221180          17,799,695
 2009                               1,643,470        9.698918      to        9.698918          15,939,883
 2008                               1,579,258        7.553239      to        7.553239          11,928,513
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                 202,129        9.980752      to        9.980752           2,017,398
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                 110,172        9.994841      to        9.994841           1,101,156

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                             --      to         --       4.05%     to       4.05%       5.35%     to        5.35%
 2011                             --      to         --       4.08%     to       4.08%      (5.19)%    to       (5.19)%
 2010                             --      to         --       4.39%     to       4.39%       2.10%     to        2.10%
 2009                             --      to         --       4.74%     to       4.74%       7.66%     to        7.66%
 2008                             --      to         --       2.59%     to       2.59%     (30.33)%    to      (30.33)%
PUTNAM VT VOYAGER FUND
 2012                             --      to         --       0.35%     to       0.39%      14.23%     to       14.51%
 2011                             --      to         --         --      to       0.28%     (17.85)%    to      (17.64)%
 2010                             --      to         --       1.32%     to       1.49%      20.80%     to       21.08%
 2009                             --      to         --       0.76%     to       1.14%      63.90%     to       64.30%
 2008                             --      to         --       0.29%     to       0.29%     (37.03)%    to      (36.87)%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                             --      to         --       0.37%     to       0.37%      14.37%     to       14.37%
 2011                             --      to         --       0.13%     to       0.13%      (6.11)%    to       (6.11)%
 2010                             --      to         --       0.26%     to       0.26%      29.54%     to       29.54%
 2009                             --      to         --       0.61%     to       0.61%      45.62%     to       45.62%
 2008                             --      to         --       0.47%     to       0.47%     (35.18)%    to      (35.18)%
PUTNAM VT EQUITY INCOME FUND
 2012                             --      to         --       2.29%     to       2.52%      19.30%     to       19.62%
 2011                             --      to         --       1.56%     to       2.13%       1.92%     to        2.07%
 2010                             --      to         --       2.18%     to       2.19%      12.61%     to       12.83%
 2009                             --      to         --       1.12%     to       1.37%      27.45%     to       38.61%
 2008                             --      to         --       1.96%     to       1.96%     (31.14)%    to      (31.14)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                             --      to         --       1.50%     to       1.50%      18.92%     to       18.92%
 2011                             --      to         --       1.33%     to       1.33%      (2.11)%    to       (2.11)%
 2010                             --      to         --       0.13%     to       0.13%      15.70%     to       15.70%
 2009                             --      to         --       4.33%     to       4.33%      28.41%     to       28.41%
 2008                             --      to         --       2.15%     to       2.15%     (35.80)%    to      (35.80)%
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                             --      to         --         --      to         --       (0.19)%    to       (0.19)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                             --      to         --         --      to         --       (0.05)%    to       (0.05)%

      *      This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
     **      These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct
             reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
    ***      This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the
             Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
      #      Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
      +      See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

RIDERS:

    The Sponsor Company will make certain deductions for various Rider charges:

       -   Enhanced No Lapse Guarantee Rider (per $1,000 Face amount) $0.01 -
           $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Death Benefit Guarantee Charge (per $1,000 Face amount) $0.01 - $0.06

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.039 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       -   Child Insurance Rider (per $1,000 of benefit) $6.00

       - Accelerated Death Benefit Rider $300.00 (one time charge when benefit exercised)

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - $0.06

       - Yearly Renewable Term Life Insurance Rider (per the net amount at risk) $1.01 - $179.44

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       -   Estate Protection Rider (per $1,000 of the face amount) $0.2496 -
           $8.9244

       - Guaranteed Withdrawal Benefit 0.75% (of Account Value invested in the Eligible Investment Choices)

       - Last Survivor Yearly Renewable Term (per $1,000 of the net amount at risk) $0.0012 - $27.894

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    On September 27, 2012, Hartford Financial Services Group, the ultimate parent of the Sponsor Company, announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, closed on January 2, 2013. As part of the agreement, the Sponsor Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for in force business through a reinsurance agreement.

    Management has evaluated events subsequent to December 31, 2012 and through the financial statement issuance date of March 28, 2013, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2012 and 2011, and for the Years Ended December 31, 2012, 2011 and 2010

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-41

[DELOITTE LOGO]                                               DELOITTE & TOUCHE LLP
                                                              CityPlaceI, 32ndFloor
                                                              185 Asylum Street
                                                              Hartford,CT 06103-3402
                                                              USA
                                                              Tel:+1 860 725 3000
                                                              Fax:+1860 725 3500
                                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 10, 2013, except for Note 15, as to which the date is October 21, 2013

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2012                      2011
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $13,760,107,102           $11,394,354,135
 Common and preferred stocks          833,792,149             1,017,063,560
 Mortgage loans on real
  estate                              907,375,838               660,905,198
 Real estate                           24,674,594                25,506,912
 Contract loans                       375,218,562               370,655,282
 Cash and short-term
  investments                       2,012,782,902             3,179,543,702
 Derivatives                          673,239,577             1,602,784,576
 Other invested assets                279,355,350               251,264,156
                              -------------------       -------------------
     TOTAL CASH AND INVESTED
                      ASSETS       18,866,546,074            18,502,077,521
                              -------------------       -------------------
 Investment income due and
  accrued                             200,098,931               167,669,384
 Amounts recoverable for
  reinsurance                         226,878,415                82,357,163
 Federal income tax
  recoverable                                  --                66,466,241
 Deferred tax asset                   394,723,616               529,817,226
 Receivables from parent,
  subsidiaries and
  affiliates                           13,512,043                19,756,182
 Other assets                         157,051,791               134,763,018
 Separate Account assets           45,851,885,131            48,255,070,982
                              -------------------       -------------------
       TOTAL ADMITTED ASSETS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                  $9,208,744,094           $11,213,317,982
 Liability for deposit-type
  contracts                         1,543,283,228                65,824,777
 Policy and contract claim
  liabilities                          74,111,929                48,092,766
 Asset valuation reserve              162,571,194               179,493,239
 Interest maintenance
  reserve                              88,321,743                60,883,805
 Payables to parent,
  subsidiaries and
  affiliates                           35,894,640                23,109,160
 Accrued expense allowances
  and other amounts due from
  Separate Accounts                  (670,087,726)             (884,460,194)
 Funds held under
  reinsurance treaties with
  unauthorized reinsurers           2,981,569,933             2,552,745,907
 Payable for investment
  repurchase program                1,614,859,275                        --
 Collateral on derivatives            467,830,775             1,488,105,981
 Other liabilities                  1,325,497,396               824,354,242
 Separate Account
  liabilities                      45,851,885,131            48,255,070,982
                              -------------------       -------------------
           TOTAL LIABILITIES       62,684,481,612            63,826,538,647
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par value
  $1,250 per share, 3,000
  shares authorized, 2,000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins for
  other than special surplus
  funds                               169,606,804               174,887,393
 Gross paid-in and
  contributed surplus               2,771,903,231             2,893,378,493
 Aggregate write-ins for
  special surplus funds                        --               176,605,742
 Unassigned surplus                    82,204,354               684,067,442
                              -------------------       -------------------
   TOTAL CAPITAL AND SURPLUS        3,026,214,389             3,931,439,070
                              -------------------       -------------------
       TOTAL LIABILITIES AND
         CAPITAL AND SURPLUS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2012                     2011                     2010
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                        $1,288,798,535           $1,401,142,759           $1,110,039,826
 Net investment income                                         687,977,036              637,017,383              651,852,402
 Commissions and expense allowances on reinsurance              49,989,787               34,051,212               90,333,930
  ceded
 Reserve adjustments on reinsurance ceded                   (8,032,092,137)          (7,279,328,984)          (6,345,615,060)
 Fee income                                                  1,206,201,964            1,366,934,784            1,452,299,854
 Other revenues                                                 22,453,259               13,413,968               26,435,811
                                                        ------------------       ------------------       ------------------
                                        TOTAL REVENUES      (4,776,671,556)          (3,826,768,878)          (3,014,653,237)
                                                        ------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    759,877,305              703,019,683              696,946,177
 Disability and other benefits                                   8,161,076                9,127,886                9,295,233
 Surrenders and other fund withdrawals                         305,668,254              331,833,655              283,345,881
 Commissions and expense allowances                            468,295,588              523,282,542              509,398,932
 (Decrease) increase in aggregate reserves for life           (378,937,282)           2,416,785,246              648,536,025
  and accident and health policies
 General insurance expenses                                    354,659,954              308,877,214              367,574,662
 Net transfers from Separate Accounts                       (7,601,449,859)          (7,446,610,318)          (6,144,421,221)
 Modified coinsurance adjustment on reinsurance               (292,387,321)            (201,842,919)            (236,815,941)
  assumed
 Other expenses                                                125,643,377              230,507,595              148,320,783
                                                        ------------------       ------------------       ------------------
                           TOTAL BENEFITS AND EXPENSES      (6,250,468,908)          (3,125,019,416)          (3,717,819,469)
                                                        ------------------       ------------------       ------------------
 NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME       1,473,797,352             (701,749,462)             703,166,232
                                 TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          323,855,226              115,068,345              (65,495,355)
                                                        ------------------       ------------------       ------------------
                       NET GAIN (LOSS) FROM OPERATIONS       1,149,942,126             (816,817,807)             768,661,587
                                                        ------------------       ------------------       ------------------
 Net realized capital losses, after tax                       (438,565,374)             (41,037,858)            (688,717,817)
                                                        ------------------       ------------------       ------------------
                                     NET INCOME (LOSS)        $711,376,752            $(857,855,665)             $79,943,770
                                                        ------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,893,378,493           2,890,696,495           2,889,208,215
 Capital (return) contribution                                  (121,475,262)              2,681,998               1,488,280
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,771,903,231           2,893,378,493           2,890,696,495
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      174,887,393             182,105,606             189,963,147
 Amortization of gain on inforce reinsurance                      (5,280,589)             (7,218,213)             (7,857,541)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        169,606,804             174,887,393             182,105,606
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      176,605,742             181,471,058             266,358,000
 Change in additional admitted deferred tax asset               (176,605,742)             (4,865,316)            (84,886,942)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR                 --             176,605,742             181,471,058
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      684,067,442             805,765,945             737,571,154
 Net income (loss)                                               711,376,752            (857,855,665)             79,943,770
 Change in net unrealized capital (losses) gains on             (106,980,222)            352,961,532            (342,230,129)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital              (823,914,426)            265,927,783             151,724,446
  (losses) gains
 Change in net deferred income tax                                72,756,668             499,609,022              47,041,083
 Change in asset valuation reserve                                16,922,045            (162,934,104)              9,004,550
 Change in nonadmitted assets                                   (648,630,747)           (219,410,471)            211,752,886
 Cumulative effect of change in accounting principles            176,605,742                      --                      --
 Change in liability for reinsurance in unauthorized                   1,100                   3,400               4,736,976
  companies
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Correction of prior year error                                           --                      --             (21,778,791)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR         82,204,354             684,067,442             805,765,945
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,026,214,389          $3,931,439,070          $4,062,539,104
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,289,285,920          $1,399,332,372          $1,167,274,877
 Net investment income                                           702,155,801             613,946,357             763,045,855
 Reserve adjustments on reinsurance                           (8,032,092,137)         (7,279,328,984)         (6,345,615,060)
 Miscellaneous income                                          1,261,070,634           1,409,156,457           1,553,382,340
                                                           -----------------       -----------------       -----------------
  Total income                                                (4,779,579,782)         (3,856,893,798)         (2,861,911,988)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                   861,678,272           1,061,260,232             549,412,033
 Federal income tax (recoveries) payments                        (75,830,891)           (115,479,588)            363,856,309
 Net transfers from Separate Accounts                         (7,815,822,328)         (7,863,768,436)         (6,455,732,342)
 Other expenses                                                1,837,953,351              64,878,126             327,668,851
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (5,192,021,596)         (6,853,109,666)         (5,214,795,149)
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES        412,441,814           2,996,215,868           2,352,883,161
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,156,517,642           5,209,426,005           5,961,461,765
 Common and preferred stocks                                     199,580,266              53,875,698             133,591,230
 Mortgage loans                                                   69,995,071              34,571,199              82,742,398
 Derivatives and other                                            33,818,042             251,024,069             600,107,338
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,459,911,021           5,548,896,971           6,777,902,731
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         8,537,855,101           6,908,483,885           6,988,480,966
 Common and preferred stocks                                      15,489,335             146,121,947              51,045,814
 Mortgage loans                                                  316,475,000             256,825,000              33,125,000
 Real estate                                                         236,398                      --                 106,600
 Derivatives and other                                         1,207,268,735             119,866,202           1,755,491,882
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                  10,077,324,569           7,431,297,034           8,828,250,262
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                    4,563,280               6,146,082              11,680,007
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (3,621,976,828)         (1,888,546,145)         (2,062,027,538)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                     428,824,026             552,976,734            (154,549,016)
 Collateral received on investment repurchase program          1,614,859,275                      --                      --
 Net other cash used                                                (909,087)            (54,575,550)            (73,312,602)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                 MISCELLANEOUS ACTIVITIES      2,042,774,214             498,401,184            (299,861,618)
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                  (1,166,760,800)          1,606,070,907              (9,005,995)
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            3,179,543,702           1,573,472,795           1,582,478,790
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $2,012,782,902          $3,179,543,702          $1,573,472,795
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           5,189,550               2,681,998               1,488,280
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation              2,721,550               1,736,296                      --
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary Hartford Life International, Ltd.                            --                      --              29,472,142

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2012 AND 2011 AND 2010

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses. See Notes 14 and 15.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2012                     2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $711,376,752            $(857,855,665)            $79,943,770
State prescribed practice:
Reinsurance reserve credit (as described above)                 (88,280,194)             161,739,538              (3,086,978)
                                                          -----------------       ------------------       -----------------
                                                                (88,280,194)             161,739,538              (3,086,978)
                             NET INCOME (LOSS), NAIC SAP      $ 799,656,946         $ (1,019,595,203)           $ 83,030,748
                                                          -----------------       ------------------       -----------------
Statutory capital and surplus, State of Connecticut
 Basis                                                       $3,026,214,389           $3,931,439,071          $4,062,539,104
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           307,774,786              396,054,980             234,315,442
                                                          -----------------       ------------------       -----------------
                                                                307,774,786              396,054,980             234,315,442
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,718,439,603          $ 3,535,384,091         $ 3,828,223,662
                                                          -----------------       ------------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Approximately $1.5 billion of policyholder reserves on annuities assumed from Hartford Life Insurance K.K., a Japan based affiliate, that were previously recorded within Aggregate reserves for future benefits have been reclassified to Liability for deposit-type contracts in the current period at the direction of the Department. Prior periods have not been reclassified.

Certain other reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 4 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2012 and 2011, the Company had $15,553,422,110 and $17,416,612,680, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2012 and 2011 totaled $64,681,219 and $74,633,381, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for the General Account and Separate Accounts as of December 31, 2012 is presented below:

                                                                  SEPARATE
                                                                  ACCOUNTS        SEPARATE
                                                  GENERAL           WITH          ACCOUNTS
                                                  ACCOUNT        GUARANTEES     NONGUARANTEED        TOTAL          % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. With fair value adjustment                 $1,504,858,853       $ --                  $ --   $1,504,858,853         3.28%
 2. At book value less current surrender
  charge of 5% or more                            179,906,297         --                    --      179,906,297         0.39%
 3. At fair value                                          --         --        41,311,170,020   41,311,170,020        89.94%
                                              ---------------       ----       ---------------  ---------------       ------
 4. Total with adjustment or at fair value      1,684,765,150         --        41,311,170,020   42,995,935,170        93.61%
 5. At book value without adjustment
  (minimal or no charge or adjustment)          2,445,873,881         --                    --    2,445,873,881         5.32%
B. Not subject to discretionary withdrawal        360,640,185         --           130,875,400      491,515,585         1.07%
                                              ---------------       ----       ---------------  ---------------       ------
C. Total (gross)                                4,491,279,216         --        41,442,045,420   45,933,324,636       100.00%
D. Reinsurance ceded                              212,088,582         --                    --      212,088,582
                                              ---------------       ----       ---------------  ---------------       ------
E. Total (net)                                 $4,279,190,634       $ --       $41,442,045,420  $45,721,236,054
                                              ---------------       ----       ---------------  ---------------       ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                        $2,732,473,849
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                              3,433,555
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                          1,543,283,230
                                              ---------------
 4. Subtotal                                    4,279,190,634
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                        41,442,045,420
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                     --
 7. Policyholder dividend and coupon
  accumulations                                            --
 8. Policyholder premiums                                  --
 9. Guaranteed interest contracts                          --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                     --
                                              ---------------
 11. Subtotal                                  41,442,045,420
                                              ---------------
 12. Combined total                           $45,721,236,054
                                              ---------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company's investment value in a foreign insurance subsidiary is affected by adjusting GAAP annuity account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2012 and 2011.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the lower of cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $162,571,194 and $179,493,239 as of December 31, 2012 and 2011, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2012 and 2011 were $88,321,737, and $60,883,805, respectively. The net capital gains captured in the IMR, net of taxes, in 2012, 2011, and 2010 were $44,533,696, $22,055,099 and $67,929,917, respectively. The amount of income amortized from the IMR net of taxes in 2012, 2011, and 2010 included in the Company's Statements of Operations, was $17,095,758, $4,967,011 and $15,097,035, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $21,190,901, $9,684,957 and $16,191,903 for the years ended December 31, 2012, 2011 and 2010, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $33,439, $245,204 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2012, 2011 and 2010, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $565,263, $682,306 and $2,561,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

FUTURE ADOPTION OF ACCOUNTING STANDARDS

Offsetting of Financial Assets and Liabilities:

In December 2012, the Statutory Accounting Principles Working Group ("SAPWG") of the National Association of Insurance Commissioners ("NAIC") adopted revisions to the following SSAPs: SSAP No. 64, Offsetting and Netting of Assets and Liabilities; SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities; and SSAP No. 103 Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The effect of these revisions, effective for financial statements issued beginning January 1, 2013, will allow offsetting of financial assets and liabilities in only certain limited circumstances and will therefore disallow netting derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company will adopt these changes effective January 1, 2013, and as a result both Derivative assets and Derivative liabilities will be increased in the first quarter 2013 statutory financial statements by approximately $793 million, from balances as of December 31, 2012.

-------------------------------------------------------------------------------

3.  INVESTMENTS

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                                   2012          2011          2010
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $575,468,717  $509,808,728  $469,730,083
Interest income from contract loans              22,174,261    22,747,522    20,359,950
Interest income from mortgage loans on real
 estate                                          41,558,591    30,291,082    27,188,650
Interest and dividends from other investments    64,491,175    86,751,995   150,668,061
Gross investment income                         703,692,744   649,599,327   667,946,744
 Less: investment expenses                       15,715,708    12,581,944    16,094,342
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $687,977,036  $637,017,383  $651,852,402
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,362,269,460     $1,023,591,266     $442,646,698
Gross unrealized capital losses                 (66,702,724)      (161,289,941)      (195,775,301)
Net unrealized capital gains                   1,295,566,736       862,301,325        246,871,397
Balance, beginning of year                      862,301,325        246,871,397       (141,761,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS ON
             BONDS AND SHORT-TERM INVESTMENTS  $433,265,411       $615,429,928       $388,632,397
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                     $720,924         $4,123,643         $2,105,046
Gross unrealized capital losses                (209,618,658)      (174,273,946)      (337,772,932)
Net unrealized capital losses                  (208,897,734)      (170,150,303)      (335,667,886)
Balance, beginning of year                     (170,150,303)      (335,667,886)       (17,158,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL (LOSSES)  $(38,747,431)      $165,517,583       $(318,509,886)
         GAINS ON COMMON AND PREFERRED STOCKS
                                               ------------       ------------       ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Bonds and short-term investments               $(22,131,292)       $56,145,379        $57,288,750
Common stocks -- unaffiliated                     1,259,413            144,514             10,124
Common stocks -- affiliated                      36,605,566                 --                 --
Preferred stocks -- unaffiliated                         --           (245,204)                --
Mortgage loans on real estate                      (126,000)                --        (43,549,377)
Derivatives                                    (392,397,711)       (77,242,753)      (614,797,438)
Other invested assets                             8,941,445         12,472,692          5,232,690
Net realized capital losses                    (367,848,579)        (8,725,372)      (595,815,251)
Capital gains tax expense                        26,183,099         10,257,387         24,972,649
Net realized capital losses, after tax         (394,031,678)       (18,982,759)      (620,787,900)
 Less: amounts transferred to IMR                44,533,696         22,055,099         67,929,917
                                               ------------       ------------       ------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(438,565,374)     $(41,037,858)      $(688,717,817)
                                               ------------       ------------       ------------

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,348,001,597, $6,028,566,737 and $6,758,918,000, gross realized capital gains of $122,902,196,
$103,207,903 and $113,537,000, and gross realized capital losses of $47,294,722,
$46,490,884 and $40,731,000 respectively, before transfers to the IMR.

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated common and preferred stocks resulted in proceeds of $68,765,398, $875,698 and $10,124, gross realized capital gains of $4,275,703, $152,187 and $10,124, and gross realized capital losses of $2,982,847, $7,673 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, swaptions, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2012 and 2011, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2012 and 2011, the average fair value for derivatives held for other investment and/or risk management activities was $879,622,080 and $994,929,586, respectively. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                       AS OF DECEMBER 31, 2012                            AS OF DECEMBER 31, 2011
                              NOTIONAL           FAIR          CARRYING        NOTIONAL             FAIR           CARRYING
(AMOUNTS IN THOUSANDS)          VALUE            VALUE           VALUE         VALUE               VALUE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps            $100,000          $2,419            $ --          $360,000          $24,656             $ --
 Foreign currency swaps           20,082            (589)         (2,098)           56,751           12,986            6,971
 Japan 3Win foreign
  currency swaps               1,553,624        (127,149)             --         1,775,646          183,792               --
Fair value hedges
 Interest rate swaps              27,999             (50)             --           109,945             (763)              --
Replication transactions
 Credit default swaps            252,500           4,076           2,608            26,900             (279)            (255)
Other investment and/or
 Risk Management activities
 Interest rate caps               54,077              --              --            54,077                5                5
 Credit default swaps            144,490          (1,060)         (1,060)          274,555            3,715            3,715
 Credit default swaps --
  offsetting                     519,972          (2,764)         (2,764)          574,372           (5,047)          (5,047)
 Foreign currency swaps           50,000          (9,072)         (9,072)           50,000           (7,205)          (7,205)
 U.S. GMWB hedging
  derivatives                 13,280,533         508,651         508,651        11,173,683          729,864          729,864
 Equity index options             45,458           2,270           2,270            13,790              569              569
 Interest rate swaps              20,000           4,034           4,034           460,645              (86)             (86)
 Interest rate swaps --
  offsetting                     260,010         (15,767)        (15,767)          225,000          (16,422)         (16,422)
 U.S. macro hedge program      7,442,223         285,785         285,785         6,819,099          356,561          356,561
 International program
  hedging instruments         22,450,857        (167,597)       (167,597)       17,044,723          497,931          497,931
                             -----------       ---------       ---------       -----------       ----------       ----------
                      TOTAL  $46,221,825        $483,187        $604,990       $39,019,186       $1,780,277       $1,566,601
                             -----------       ---------       ---------       -----------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. As of December 31, 2012 the Company did not hold cash flow qualifying forward starting swap agreements. For the year ended December 31, 2012, the Company reported a gain of $4,520,509 classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                         REALIZED GAINS (LOSSES)
                                        FOR THE YEAR ENDED                 FOR THE YEAR ENDED              FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  DECEMBER 31, 2012                   DECEMBER 31, 2011               DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------------------------
BY STRATEGY
Credit default swaps                                $2,904                            $738                          $1,329
Credit default swaps -- offsetting                  (1,314)                           (265)                             (4)
Foreign currency swaps                              12,448                              --                            (993)
U.S. GMWB hedging derivatives                     (242,461)                       (162,431)                       (144,744)
Equity index options                                    48                             (66)                             --
Interest rate swaps and futures                      9,294                             112                           5,772
Interest rate swaps -- offsetting                     (596)                             --                           5,822
U.S. macro hedge program                           (92,869)                       (276,125)                       (342,821)
International program hedging                     (104,440)                        326,758                        (171,159)
 instruments
                                               -----------                     -----------                     -----------
                                 TOTAL           $(416,986)                      $(111,279)                      $(646,798)
                                               -----------                     -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2012

                                             NOTIONAL        FAIR         CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (2)       VALUE         VALUE
---------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $340,953        $4,280        $2,796
 Below investment grade risk exposure          14,313          (188)         (188)
Basket credit default swaps (4)
 Investment grade risk exposure               190,059         1,104         1,119
 Investment grade risk exposure                70,000        (2,835)       (2,835)
Credit linked notes
 Investment grade risk exposure                50,000        45,040        49,920
                                             --------       -------       -------
                                 TOTAL       $665,325       $47,401       $50,812
                                             --------       -------       -------

                                                                   UNDERLYING REFERENCED
                                                                 CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                             AVERAGE                                 AVERAGE
                                            YEARS TO                                 CREDIT
(AMOUNTS IN THOUSANDS)                      MATURITY            TYPE                 RATING
--------------------------------------  --------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              4 years             Corporate             A+
                                                           Credit/ Foreign
                                                                      Gov.
                                                                 Corporate
 Below investment grade risk exposure         1 year                Credit             B+
Basket credit default swaps (4)
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB+
 Investment grade risk exposure              4 years           CMBS Credit             A+
Credit linked notes
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB-
                                             -------       ---------------            -----
                                 TOTAL
                                             -------       ---------------            -----


                                            OFFSETTING         OFFSETTING        OFFSETTING
                                             NOTIONAL             FAIR            CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (3)         VALUE (3)         VALUE (3)
--------------------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure               $94,053            $(2,340)          $(2,340)

 Below investment grade risk exposure          14,313              (452)             (452)
Basket credit default swaps (4)

 Investment grade risk exposure                78,276              (875)             (875)
 Investment grade risk exposure                70,000             2,835             2,835
Credit linked notes

 Investment grade risk exposure                    --                --                --
                                             --------            ------            ------
                                 TOTAL       $256,642             $(832)            $(832)
                                             --------            ------            ------

                            AS OF DECEMBER 31, 2011

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-----------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $148,153      $(2,394)     $(2,370)
 Below investment grade risk exposure         14,313          (36)         (36)
Basket credit default swaps (4)
 Investment grade risk exposure              209,543       (2,110)      (2,110)
 Investment grade risk exposure               70,000       (6,374)      (6,374)
Credit linked notes
 Investment grade risk exposure               50,000       39,875       49,900
                                            --------      -------      -------
                                 TOTAL      $492,009      $28,961      $39,010
                                            --------      -------      -------

                                                                  UNDERLYING REFERENCED
                                                                CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                            AVERAGE
                                            YEARS TO                               AVERAGE
(AMOUNTS IN THOUSANDS)                      MATURITY           TYPE             CREDIT RATING
--------------------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              2 years            Corporate             A-
                                                          Credit/ Foreign
                                                                     Gov.
 Below investment grade risk exposure        2 years            Corporate            BB+
                                                                   Credit
Basket credit default swaps (4)
 Investment grade risk exposure              5 years            Corporate            BBB+
                                                                   Credit
 Investment grade risk exposure              7 years          CMBS Credit             A+
Credit linked notes
 Investment grade risk exposure              6 years            Corporate            BB+
                                                                   Credit
                                            --------      ---------------          --------
                                 TOTAL
                                            --------      ---------------          --------


                                             OFFSETTING          OFFSETTING         OFFSETTING
                                              NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                       AMOUNT (3)           VALUE (3)          VALUE (3)
--------------------------------------  ----------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                 $121,253            $(1,644)           $(1,644)

 Below investment grade risk exposure             14,313             (1,252)            (1,252)

Basket credit default swaps (4)
 Investment grade risk exposure                   78,781                929                929

 Investment grade risk exposure                   70,000              6,374              6,374
Credit linked notes
 Investment grade risk exposure                       --                 --                 --

                                            ------------          ---------          ---------
                                 TOTAL          $284,347             $4,407             $4,407
                                            ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $260,059 and $279,543 as of December 31, 2012 and 2011,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2012, 2011, and 2010 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2012 and 2011, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                                  GROSS          GROSS              ESTIMATED
                                                              STATEMENT        UNREALIZED      UNREALIZED              FAIR
                                                                VALUE             GAINS          LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored -- excluding
  asset-backed                                               $1,701,238,189     $113,882,510  $(11,282,937)        $1,803,837,762
 -- Guaranteed and sponsored -- asset-backed                  2,269,303,170       65,613,690      (740,169)         2,334,176,691
States, municipalities and political subdivisions               541,077,559       83,135,680       (20,027)           624,193,212
International governments                                       425,402,388       20,370,687        (9,328)           445,763,747
All other corporate -- excluding asset-backed                 6,361,023,917      892,122,605    (2,845,895)         7,250,300,627
All other corporate -- asset-backed                           1,258,505,776       85,716,013   (49,217,597)         1,295,004,192
Hybrid securities                                                47,181,632        3,906,596    (2,586,771)            48,501,457
Short-term investments                                        1,218,426,755               --            --          1,218,426,755
Affiliated bond                                               1,156,374,471       97,521,679            --          1,253,896,150
                                                           ----------------  ---------------  ------------       ----------------
                   TOTAL BONDS AND SHORT-TERM INVESTMENTS   $14,978,533,857   $1,362,269,460  $(66,702,724)       $16,274,100,593
                                                           ----------------  ---------------  ------------       ----------------

                                                                            GROSS               GROSS                ESTIMATED
                                                                         UNREALIZED           UNREALIZED               FAIR
                                                       COST                 GAINS               LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                         $102,656,234          $720,924            $(4,963,989)          $98,413,169
Common stocks -- affiliated                            931,351,749                --           (204,239,309)          727,112,440
                                                 -----------------       -----------       ----------------       ---------------
                            TOTAL COMMON STOCKS     $1,034,007,983          $720,924          $(209,203,298)         $825,525,609
                                                 -----------------       -----------       ----------------       ---------------

                                                                                    GROSS           GROSS             ESTIMATED
                                                                  STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                                                    VALUE           GAINS           LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated                                   $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------
                                        TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                   GROSS            GROSS             ESTIMATED
                                                                 STATEMENT       UNREALIZED      UNREALIZED             FAIR
                                                                   VALUE           GAINS           LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                  $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------
                                       TOTAL PREFERRED STOCKS     $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2012 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $1,825,114,648     $1,840,353,897
Due after one year through five years           3,500,123,823      3,659,567,243
Due after five years through ten years          4,525,043,655      4,871,237,647
Due after ten years                             5,128,251,731      5,902,941,806
                                           ------------------  -----------------
                                    TOTAL     $14,978,533,857    $16,274,100,593
                                           ------------------  -----------------

At December 31, 2012 and 2011, securities with a statement value of $3,951,872 and $3,849,385, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 4.30% and 3.00% and 5.20% and 3.44% for loans during 2012 and 2011, respectively. During 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2012 and 2011, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 78.02% and 75.47%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2012 and 2011, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2012 and 2011, there were impaired loans with a related allowance for credit losses of $565,263 and $682,306 with interest income recognized during the period the loans were impaired of $5,330,564 and $4,961,927, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2012, 2011 and 2010.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

In 2012, the Company entered into repurchase agreement and dollar roll transactions to earn incremental income and additional liquidity. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or bonds. The Company accounts for the repurchase agreement and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreement and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275 as of December 31, 2012. The aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227 as of December 31, 2012.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged of $110,458,232 and $369,461,123, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2012 and 2011, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $645,472,822 and $1,708,566,498, respectively. At December 31, 2012 and 2011, cash collateral of $483,734,283 and $1,488,105,981, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $483,734,283 and $1,488,105,981 as of December 31, 2012 and 2011, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2012 and 2011. As of December 31, 2012 and 2011, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2012 and 2011.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                           LESS THAN 12 MONTHS
                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST               VALUE               LOSSES
----------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $223,652            $212,369            $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed             249,828             249,091                (737)
States, municipalities
 & political
 subdivisions                   1,055               1,035                 (20)
International
 governments                      528                 518                 (10)
All other corporate
 including
 international                287,700             285,851              (1,849)
All other corporate --
 asset-backed                  51,133              45,653              (5,480)
Hybrid securities                  --                  --                  --
                             --------            --------            --------
TOTAL FIXED MATURITIES        813,896             794,517             (19,379)
Common stock --
 unaffiliated                  60,000              56,280              (3,720)
Common stock --
 affiliated                        --                  --                  --
Preferred stock --
 unaffiliated                      --                  --                  --
                             --------            --------            --------
TOTAL STOCKS                   60,000              56,280              (3,720)
                             --------            --------            --------
TOTAL SECURITIES             $873,896            $850,797            $(23,099)
                             --------            --------            --------

                                    12 MONTHS OR MORE
                        AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)    COST            VALUE           LOSSES
----------------------  -----------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $ --            $ --            $ --
  -- guaranteed &
   sponsored
  -- asset-backed              78              75              (3)
States, municipalities
 & political
 subdivisions                  --              --              --
International
 governments                   --              --              --
All other corporate
 including
 international             47,003          46,006            (997)
All other corporate --
 asset-backed             499,760         456,023         (43,737)
Hybrid securities          26,057          23,470          (2,587)
                        ---------       ---------        --------
TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock --
 unaffiliated              11,397          10,153          (1,244)
Common stock --
 affiliated               931,352         727,113        (204,239)
Preferred stock --
 unaffiliated               8,044           7,629            (415)
                        ---------       ---------        --------
TOTAL STOCKS              950,793         744,895        (205,898)
                        ---------       ---------        --------
TOTAL SECURITIES        $1,523,691      $1,270,469      $(253,222)
                        ---------       ---------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored              $223,652         $212,369        $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed          249,906          249,166            (740)
States, municipalities
 & political
 subdivisions                1,055            1,035             (20)
International
 governments                   528              518             (10)
All other corporate
 including
 international             334,703          331,857          (2,846)
All other corporate --
 asset-backed              550,893          501,676         (49,217)
Hybrid securities           26,057           23,470          (2,587)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,386,794        1,320,091         (66,703)
Common stock --
 unaffiliated               71,397           66,433          (4,964)
Common stock --
 affiliated                931,352          727,113        (204,239)
Preferred stock --
 unaffiliated                8,044            7,629            (415)
                        ----------       ----------        --------
TOTAL STOCKS             1,010,793          801,175        (209,618)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,397,587       $2,121,266       $(276,321)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDOs"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                        LESS THAN 12 MONTHS
                        AMORTIZED           FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE                LOSSES
----------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854             $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,541           36,477                 (64)
States, municipalities      74,804           74,119                (685)
 & political
 subdivisions
International                  315              315                  --
 governments
All other corporate        649,737          625,937             (23,800)
 including
 international
All other corporate --     369,249          341,134             (28,115)
 asset-backed
Hybrid securities            2,257            2,200                 (57)
                        ----------       ----------            --------
TOTAL FIXED MATURITIES   1,258,806        1,205,036             (53,770)
Common stock --             62,886           53,088              (9,798)
 unaffiliated
Common stock --                 --               --                  --
 affiliated
Preferred stock --              --               --                  --
 unaffiliated
                        ----------       ----------            --------
TOTAL STOCKS                62,886           53,088              (9,798)
                        ----------       ----------            --------
TOTAL SECURITIES        $1,321,692       $1,258,124            $(63,568)
                        ----------       ----------            --------

                                     12 MONTHS OR MORE
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &             $ --             $ --            $ --
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed              126              124              (2)
States, municipalities      10,000            9,731            (269)
 & political
 subdivisions
International                5,000            4,607            (393)
 governments
All other corporate         78,131           73,593          (4,538)
 including
 international
All other corporate --     429,162          349,507         (79,655)
 asset-backed
Hybrid securities           61,557           38,894         (22,663)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES     583,976          476,456        (107,520)
Common stock --                  3               --              (3)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS               939,603          775,127        (164,476)
                        ----------       ----------        --------
TOTAL SECURITIES        $1,523,579       $1,251,583       $(271,996)
                        ----------       ----------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854         $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,667           36,601             (66)
States, municipalities      84,804           83,850            (954)
 & political
 subdivisions
International                5,315            4,922            (393)
 governments
All other corporate        727,868          699,530         (28,338)
 including
 international
All other corporate --     798,411          690,641        (107,770)
 asset-backed
Hybrid securities           63,814           41,094         (22,720)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,842,782        1,681,492        (161,290)
Common stock --             62,889           53,088          (9,801)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS             1,002,489          828,215        (174,274)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,845,271       $2,509,707       $(335,564)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2012, the Company recognized losses for OTTIs on loan-backed and structured securities of $48,850 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $2,985,511 and $2,936,661, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2012, recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                        2
                                     BOOK/ADJ
                                     CARRYING
                                      VALUE                   3
                                    AMORTIZED           PRESENT VALUE
                                   COST BEFORE                OF
              1                   CURRENT PERIOD          PROJECTED
            CUSIP                      OTTI               CASH FLOWS
-------------------------------------------------------------------------
00503N            AB        7        $7,535,388            $1,959,990
05947U            HT        8         3,987,817             3,981,363
059497            BW        6         9,725,618             9,468,201
059500            BK        3           324,723               301,919
07383F            YN        2         1,426,119             1,353,732
07388N            AX        4         8,656,256             6,740,942
15188R            AB        8           985,186                77,012
173067            AJ        8           685,067               541,014
22540V            V3        3         2,653,742             2,644,326
22541N            VA        4         2,380,022             2,338,979
22545X            BB        8           508,624               368,740
36158Y            BE        8           309,993               306,870
361849            N6        5         1,365,928               690,902
46625M            CY        3           644,072               572,350
46625M            KQ        1         1,741,503             1,562,570
46625Y            JP        9           787,944               729,302
46625Y            WE        9         3,076,000             2,571,757
55312Y            BD        3         2,224,569             1,767,229
75970J            AU        0            10,731                 9,123
92978T            BU        4         1,892,277             1,301,900
93364L            AD        0         7,945,532             5,903,490
75970J            AU        0             7,970                   344
00503N            AB        7         1,693,311             1,186,748
00503N            AB        7         1,050,813               497,908
22541N            NJ        4         5,519,877             4,981,232
00503N            AB        7           339,385                    (1)
46625M            CY        3           131,678               112,628
83611Y            AD        4         2,291,525             2,256,378
22540V            V3        3           744,763               707,340
36158Y            BE        8            44,757                25,424
46625M            CY        3            81,434                46,372
46625M            KQ        1           530,791               475,970
07383F            MR        6           132,490               127,782
22540V            V3        3           302,095               212,829
46625M            PS        2         1,058,378               914,896
61746W            HJ        2           368,434               260,421
38500X            AC        6           213,094                51,334
05947U            HT        8           291,112                39,845
07383F            MR        6            49,165                 7,321
173067            AJ        8           224,795               162,576
79548C            DK        9           158,872                26,374
                                                                TOTAL


                                                                              7
                                                                           DATE OF
                                      5                     6             FINANCIAL
                   4              AMORTIZED                FAIR           STATEMENT
              RECOGNIZED          COST AFTER             VALUE AT           WHERE
                 OTTI                OTTI              TIME OF OTTI        REPORTED
----------  -------------------------------------------------------------------------
00503N          $(5,575,398)       $1,959,990              $607,018         9/30/2009
05947U               (6,454)        3,981,363             3,980,969         9/30/2009
059497             (257,417)        9,468,201             8,381,882         9/30/2009
059500              (22,804)          301,919               279,440         9/30/2009
07383F              (72,387)        1,353,732             1,587,169         9/30/2009
07388N           (1,915,314)        6,740,942             6,301,194         9/30/2009
15188R             (908,174)           77,012               251,926         9/30/2009
173067             (144,053)          541,014               766,378         9/30/2009
22540V               (9,416)        2,644,326             2,502,017         9/30/2009
22541N              (41,043)        2,338,979             2,347,354         9/30/2009
22545X             (139,884)          368,740               339,617         9/30/2009
36158Y               (3,123)          306,870               288,672         9/30/2009
361849             (675,026)          690,902               946,149         9/30/2009
46625M              (71,722)          572,350               526,565         9/30/2009
46625M             (178,933)        1,562,570             1,521,277         9/30/2009
46625Y              (58,642)          729,302               741,670         9/30/2009
46625Y             (504,243)        2,571,757             3,146,164         9/30/2009
55312Y             (457,340)        1,767,229             1,494,736         9/30/2009
75970J               (1,608)            9,123                 1,859         9/30/2009
92978T             (590,377)        1,301,900             1,439,999         9/30/2009
93364L           (2,042,042)        5,903,490             2,400,000         9/30/2009
75970J               (7,626)              344                   169        12/31/2009
00503N             (506,563)        1,186,748               364,211         3/31/2010
00503N             (552,905)          497,908               333,860         6/30/2010
22541N             (538,645)        4,981,232             4,846,253         6/30/2010
00503N             (339,386)               (1)                   --         9/30/2010
46625M              (19,050)          112,628                45,254         3/31/2011
83611Y              (35,147)        2,256,378             1,591,947         3/31/2011
22540V              (37,423)          707,340               434,108         6/30/2011
36158Y              (19,333)           25,424                21,738         6/30/2011
46625M              (35,062)           46,372                27,758         6/30/2011
46625M              (54,821)          475,970               401,846         6/30/2011
07383F               (4,708)          127,782                70,900        12/31/2011
22540V              (89,266)          212,829                53,423        12/31/2011
46625M             (143,482)          914,896               779,975        12/31/2011
61746W             (108,013)          260,421               344,430        12/31/2011
38500X             (161,760)           51,334               560,040         6/30/2012
05947U             (251,267)           39,845                31,173        12/31/2012
07383F              (41,844)            7,321                   271        12/31/2012
173067              (62,219)          162,576               330,003        12/31/2012
79548C             (132,498)           26,374                    21        12/31/2012
            ---------------      ------------          ------------      ------------
               $(16,816,418)
            ---------------      ------------          ------------      ------------

4.  FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2012 and 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                   $ --                     $12                   $2,418                  $2,430
Common stocks                                 98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
Derivative assets
 Credit derivatives                               --                  (2,669)                   1,519                  (1,150)
 Equity derivatives                               --                      --                    1,800                   1,800
 Foreign exchange derivatives                     --                 (11,171)                      --                 (11,171)
 Interest rate derivatives                        --                  26,228                       --                  26,228
 GMWB hedging instruments                         --                  98,244                  341,565                 439,809
 US macro hedge program                           --                      --                  333,449                 333,449
 International program hedging
  instruments                                     --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
Separate Account assets (1)               45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                             $ --                  $1,452                  $(1,519)                   $(67)
 Equity derivatives                               --                      --                      470                     470
 Interest rate derivatives                        --                 (37,960)                      --                 (37,960)
 GMWB hedging instruments                         --                     891                   67,951                  68,842
 US macro hedge program                           --                      --                  (47,664)                (47,664)
 International program hedging
  instruments                                     --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                     DECEMBER 31, 2011
                                  QUOTED PRICES IN
                                   ACTIVE MARKETS                                        SIGNIFICANT
                                   FOR IDENTICAL               SIGNIFICANT              UNOBSERVABLE
                                       ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)               (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                $ --                     $ --                     $2,468                  $2,468
Common stocks                             146,956                       --                          4                 146,960
                                   --------------              -----------              -------------          --------------
       TOTAL BONDS AND STOCKS             146,956                       --                      2,472                 149,428
Derivative assets
 Credit derivatives                            --                   (1,075)                      (512)                 (1,587)
 Equity derivatives                            --                       --                        569                     569
 Foreign exchange derivatives                  --                     (234)                        --                    (234)
 Interest rate derivatives                     --                   19,676                          5                  19,681
 GMWB hedging instruments                      --                   43,792                    686,072                 729,864
 US macro hedge program                        --                       --                    356,561                 356,561
 International program
  hedging instruments                          --                  518,083                    (20,152)                497,931
                                   --------------              -----------              -------------          --------------
      TOTAL DERIVATIVE ASSETS                  --                  580,242                  1,022,543               1,602,785
Separate Account assets (1)            48,234,930                       --                         --              48,234,930
                                   --------------              -----------              -------------          --------------
TOTAL ASSETS ACCOUNTED FOR AT
                   FAIR VALUE         $48,381,886                 $580,242                 $1,025,015             $49,987,143
                                   --------------              -----------              -------------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Interest rate derivatives                   $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------
  TOTAL LIABILITIES ACCOUNTED
            FOR AT FAIR VALUE                $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within Hartford Investment Management Company ("HIMCO") that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third-parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Working Group considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Working Group places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Working Group ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Working Group determines that there is a more appropriate fair value based upon the available market data, the price received from the third-party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2012 and 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

        Asset-backed securities -- Primary inputs include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

        Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

        Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

        Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

        Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

        Equity derivatives -- Significant unobservable inputs may include equity volatility.

        Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2012
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     $1,918         Discounted       Spread                   1,267bps
                                        cash flows       (encompasses
                                                         prepayment,
                                                         default risk and
                                                         loss severity)
RMBS                        500         Discounted       Spread                     568bps
                                        cash flows
                                                         Constant                       2%
                                                         prepayment rate
                                                         Constant default              10%
                                                         rate
                                                         Loss severity                 95%

                                         DECEMBER 31, 2012
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     1,267bps         1,267bps        Decrease

RMBS                       642bps           616bps        Decrease

                               2%               2%        Decrease

                              24%              19%        Decrease

                             100%              97%        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                                   DECEMBER 31, 2012
                                           PREDOMINANT           SIGNIFICANT                                       IMPACT OF
                                            VALUATION           UNOBSERVABLE                                   INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  FAIR VALUE            METHOD                INPUT          MINIMUM       MAXIMUM       ON FAIR VALUE (1)
--------------------------------------------------------------------------------------------------------------------------------
FREE STANDING
 DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options          $276,922       Option model            Equity                  10%           31%      Increase
                                                                volatility
 Customized swaps         132,594       Discounted cash         Equity                  10%           10%      Increase
                                        flows                   volatility
U.S. Macro hedge
 program
 Equity options           285,785       Option model            Equity                  24%           43%      Increase
                                                                volatility
International program
 hedging
 Equity options          (60,425)       Option model            Equity                  26%           28%      Increase
                                                                volatility

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended December 31, 2012, no significant adjustments were made to broker prices received by the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

                                         FAIR VALUE           TRANSFERS         TRANSFERS
                                           AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)                  JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
---------------------------------------------------------------------------------------------
Assets
All other corporate                            $ --              $ --               $ --
All other corporate -- asset-backed           2,468               355               (581)
All other -- asset-backed                        --                --                 --
Preferred stocks                                 --                --                 --
Common stocks                                     4                --                 --
                                         ----------             -----            -------
                TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                         ----------             -----            -------
Derivatives
 Credit derivatives                           $(512)             $ --               $(20)
 Equity derivatives                             569                --                 --
 Interest rate derivatives                        5                --                 --
 GMWB hedging instruments                   686,072                --             21,718
 US macro hedge program                     356,561                --                 --
 International program hedging              (20,152)               --              7,755
                                         ----------             -----            -------
                 TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                         ----------             -----            -------

                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                     GAINS (LOSSES)
                                                      INCLUDED IN:
                                                NET
(AMOUNTS IN THOUSANDS)                      INCOME (1)                SURPLUS      PURCHASES
--------------------------------------  ---------------------------------------------------------
Assets
All other corporate                               $ --                  $ --            $ --
All other corporate -- asset-backed                 95                   256              --
All other -- asset-backed                           --                    --              --
Preferred stocks                                    --                    --              --
Common stocks                                       --                    --              --
                                             ---------                 -----       ---------
                TOTAL BONDS AND STOCKS            $ 95                  $256            $ --
                                             ---------                 -----       ---------
Derivatives
 Credit derivatives                             $1,881                  $ --            $ --
 Equity derivatives                                120                    --           2,042
 Interest rate derivatives                          (5)                   --              --
 GMWB hedging instruments                     (341,264)                   --          55,490
 US macro hedge program                       (322,425)                   --         251,649
 International program hedging                 (89,472)                   --         (33,801)
                                             ---------                 -----       ---------
                 TOTAL DERIVATIVES (3)       $(751,165)                 $ --        $275,380
                                             ---------                 -----       ---------


                                                                            FAIR VALUE
                                                                               AS OF
(AMOUNTS IN THOUSANDS)                  SALES          SETTLEMENTS         DEC. 31, 2012
--------------------------------------  ---------------------------------------------------
Assets
All other corporate                      $ --                $ --                 $ --
All other corporate -- asset-backed      (134)                (41)               2,418
All other -- asset-backed                  --                  --                   --
Preferred stocks                           --                  --                   --
Common stocks                              --                  --                    4
                                        -----            --------            ---------
                TOTAL BONDS AND STOCKS  $(134)               $(41)              $2,422
                                        -----            --------            ---------
Derivatives
 Credit derivatives                      $ --             $(1,349)                $ --
 Equity derivatives                        --                (461)               2,270
 Interest rate derivatives                 --                  --                   --
 GMWB hedging instruments                  --             (12,500)             409,516
 US macro hedge program                    --                  --              285,785
 International program hedging             --              75,246              (60,424)
                                        -----            --------            ---------
                 TOTAL DERIVATIVES (3)   $ --             $60,936             $637,147
                                        -----            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                            FAIR VALUE           TRANSFERS          TRANSFERS
                                               AS OF               INTO               OUT OF
(AMOUNTS IN THOUSANDS)                     JAN. 1, 2011         LEVEL 3 (2)        LEVEL 3 (2)
--------------------------------------------------------------------------------------------------
Assets
All other corporate                               $ --               $ --                $ --
All other corporate -- asset-backed                644              7,050             (18,160)
All other -- asset-backed                           --             21,466             (21,466)
Preferred stocks                                    --                233                  --
Common stocks                                        4                 --                  --
                                             ---------            -------            --------
                TOTAL BONDS AND STOCKS            $648            $28,749            $(39,626)
                                             ---------            -------            --------
Derivatives
 Credit derivatives                             $1,201               $ --                $ --
 Equity derivatives                                 --                 --                  --
 Interest rate derivatives                          85                 --                  --
 GMWB hedging instruments                      502,834                 --                  --
 US macro hedge program                        203,468                 --                  --
 International program hedging                   4,543                 --                  --
                                             ---------            -------            --------
                 TOTAL DERIVATIVES (3)        $712,131               $ --                $ --
                                             ---------            -------            --------

                                                     TOTAL
                                              REALIZED/UNREALIZED
                                                GAINS (LOSSES)
                                                 INCLUDED IN:
                                              NET
(AMOUNTS IN THOUSANDS)                    INCOME (1)           SURPLUS        PURCHASES
--------------------------------------  ----------------------------------------------------
Assets
All other corporate                           $(12)                 $14            $ --
All other corporate -- asset-backed            (35)              (1,472)         14,500
All other -- asset-backed                       --                   --              --
Preferred stocks                              (241)                   8              --
Common stocks                                   --                   --              --
                                             -----            ---------       ---------
                TOTAL BONDS AND STOCKS       $(288)             $(1,450)        $14,500
                                             -----            ---------       ---------
Derivatives
 Credit derivatives                           $ --                 $475           $(945)

 Equity derivatives                             --                 (114)            683
 Interest rate derivatives                      --                  (80)             --
 GMWB hedging instruments                       --              179,416          22,530
 US macro hedge program                         --             (128,357)        346,500
 International program hedging                  --               (2,917)        (21,778)
                                             -----            ---------       ---------
                 TOTAL DERIVATIVES (3)        $ --              $48,423        $346,990

                                             -----            ---------       ---------


                                                                                FAIR VALUE
                                                                                  AS OF
(AMOUNTS IN THOUSANDS)                      SALES         SETTLEMENTS         DEC. 31, 2011
--------------------------------------  -------------------------------------------------------
Assets
All other corporate                          $(2)               $ --                  $ --
All other corporate -- asset-backed           --                 (59)                2,468
All other -- asset-backed                     --                  --                    --
Preferred stocks                              --                  --                    --
Common stocks                                 --                  --                     4
                                             ---            --------            ----------
                TOTAL BONDS AND STOCKS       $(2)               $(59)               $2,472
                                             ---            --------            ----------
Derivatives
 Credit derivatives                            $             $(1,243)                $(512)
                                              --
 Equity derivatives                           --                  --                   569
 Interest rate derivatives                    --                  --                     5
 GMWB hedging instruments                     --             (18,708)              686,072
 US macro hedge program                       --             (65,050)              356,561
 International program hedging                --                  --               (20,152)
                                             ---            --------            ----------
                 TOTAL DERIVATIVES (3)         $            $(85,001)           $1,022,543
                                              --
                                             ---            --------            ----------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                           DECEMBER 31, 2012
                                                                              NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  -------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $14,478,232          $381,834               $ --
 Bonds -- affiliated                             --         1,253,896                 --
 Preferred stocks -- unaffiliated             7,629               222                 --
 Common stocks -- unaffiliated                   --                 4                 --
 Mortgage loans on real estate                   --           931,986                 --
 Derivative related assets                  (86,916)          638,360                 --
 Contract loans                                  --           443,179                 --
 Surplus debentures                          18,221                --                 --
 Separate Account assets (1)                     --                --                 --
                                        -----------       -----------              -----
                          TOTAL ASSETS  $14,417,166        $3,649,481               $ --
                                        -----------       -----------              -----
Liabilities
 Liability for deposit-type contracts          $ --       $(1,543,283)              $ --
 Derivative related liabilities             (67,042)           (1,214)                --
 Separate Account liabilities                    --                --                 --
                                        -----------       -----------              -----
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              $ --
                                        -----------       -----------              -----

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2011
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $13,288,236                  $12,493,941                $120,301
 Bonds -- affiliated                            1,364,226                    1,296,220                      --
 Preferred stocks -- unaffiliated                   7,189                        8,446                      --
 Common stocks -- unaffiliated                    146,026                      146,026                 146,022
 Mortgage loans on real estate                    687,446                      660,905                      --
 Derivative related assets                      1,816,460                    1,602,785                      --
 Contract loans                                   442,771                      370,655                      --
 Surplus debentures                                 3,140                        3,121                      --
 Separate Account assets (1)                   48,234,930                   48,234,930              48,234,930
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $65,990,424                  $64,817,029             $48,501,253
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts            $(65,825)                    $(65,825)                   $ --
 Derivative related liabilities                   (36,184)                     (36,184)                     --
 Separate Account liabilities                 (48,234,930)                 (48,234,930)            (48,234,930)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(48,336,939)                $(48,336,939)           $(48,234,930)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2011
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)        (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  ------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $12,666,026         $501,909               $ --
 Bonds -- affiliated                             --        1,364,226                 --
 Preferred stocks -- unaffiliated             6,991              198                 --
 Common stocks -- unaffiliated                   --                4                 --
 Mortgage loans on real estate                   --          687,446                 --
 Derivative related assets                  793,917        1,022,543                 --
 Contract loans                                  --          442,771                 --
 Surplus debentures                           3,140               --                 --
 Separate Account assets (1)                     --               --                 --
                                        -----------       ----------              -----
                          TOTAL ASSETS  $13,470,074       $4,019,097               $ --
                                        -----------       ----------              -----
Liabilities
 Liability for deposit-type contracts          $ --         $(65,825)              $ --
 Derivative related liabilities             (36,184)              --                 --
 Separate Account liabilities                    --               --                 --
                                        -----------       ----------              -----
                     TOTAL LIABILITIES     $(36,184)        $(65,825)              $ --
                                        -----------       ----------              -----

(1) Excludes approximately $20.1 million, at December 31, 2011, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2012 and 2011, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                                2012
                                              ORDINARY         CAPITAL          TOTAL
-------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation allowance
  adjustments                                           --             --                --
 (c) Adjusted gross DTA                      1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets nonadmitted         1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted deferred tax
  assets                                       891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities                  511,264,849     12,811,948       524,076,797
                                          ----------------  -------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $380,665,516    $14,058,100      $394,723,616
                                          ----------------  -------------  ----------------

                                                                     2012
                                              ORDINARY              CAPITAL          TOTAL
------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --                $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to be realized
   after the balance sheet date              1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                 XXX       394,723,616
 (c) DTA's offset against DTLs                 511,264,849          12,811,948       524,076,797
                                          ----------------       -------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $891,930,365         $26,870,048      $918,800,413
                                          ----------------       -------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,822%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               2,631,490,773

                                                               2012
                                             ORDINARY         CAPITAL          TOTAL
                                             PERCENT          PERCENT         PERCENT
-----------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%         0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted
  adjusted gross DTAs)                                 0%               0%         0%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                                 2011
                                              ORDINARY         CAPITAL           TOTAL
--------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,573,302,985    $177,028,688    $1,750,331,673
 (b) Statutory valuation allowance
  adjustments                                           --              --                --
 (c) Adjusted gross DTA                      1,573,302,985     177,028,688     1,750,331,673
 (d) Deferred tax assets nonadmitted           326,583,260     171,377,688       497,960,948
 (e) Subtotal net admitted deferred tax
  assets                                     1,246,719,725       5,651,000     1,252,370,725
 (f) Deferred tax liabilities                  722,553,499              --       722,553,499
                                          ----------------  --------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $524,166,226      $5,651,000      $529,817,226
                                          ----------------  --------------  ----------------

XXX represents not applicable amounts.

                                                                     2011
                                              ORDINARY             CAPITAL          TOTAL
-----------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --               $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     524,166,226          5,651,000       529,817,226
  (1) DTA's expected to be realized
   after the balance sheet date                739,232,000          5,651,000       744,883,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                XXX       529,817,226
 (c) DTA's offset against DTLs                 722,553,499                 --       722,553,499
                                          ----------------       ------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101               $1,246,719,725         $5,651,000    $1,252,370,725
                                          ----------------       ------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,917%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               3,898,065,927

                                                               2011
                                             ORDINARY         CAPITAL           TOTAL
                                             PERCENT          PERCENT          PERCENT
------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%          0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                               18%               1%         19%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                              CHANGE DURING 2012
                                             ORDINARY               CAPITAL                TOTAL
----------------------------------------------------------------------------------------------------------
1 (a) Gross DTA                              $418,693,711         $(103,060,627)         $315,633,084
 (b) Statutory valuation allowance
  adjustments                                          --                    --                    --
 (c) Adjusted gross DTA                       418,693,711          (103,060,627)          315,633,084
 (d) Deferred tax assets nonadmitted          773,483,071          (124,279,675)          649,203,396
 (e) Subtotal net admitted deferred tax
  assets                                     (354,789,360)           21,219,048          (333,570,312)
 (f) Deferred tax liabilities                (211,288,650)           12,811,948          (198,476,702)
                                          ---------------       ---------------       ---------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)        $(143,500,710)           $8,407,100         $(135,093,610)
                                          ---------------       ---------------       ---------------

                                                              CHANGE DURING 2012
                                          ORDINARY                   CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                             $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be
  realized                                     (143,500,710)          8,407,100          (135,093,610)
  (1) DTA's expected to be realized
   after the balance sheet date                 377,177,900           8,407,100           385,585,000
  (2) DTA's allowed per limitation
   threshold                                            XXX                 XXX          (135,093,610)
 (c) DTA's offset against DTLs                 (211,288,650)         12,811,948          (198,476,702)
                                          -----------------       -------------       ---------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $(354,789,360)        $21,219,048         $(333,570,312)
                                          -----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                        -95%
 (b) Adjusted capital and surplus used
  to determine 2(b) threshold                (1,266,575,154)

                                                              CHANGE DURING 2012
                                          ORDINARY                 CAPITAL                TOTAL
                                          PERCENT                  PERCENT               PERCENT
----------------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                             0%                   0%                    0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         %                    %                     %

B.  DTLs are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2012            2011           CHANGE
----------------------------------------------------------------------------------------
 (a) Federal                                $323,810,575    $115,054,696    $208,755,879
 (b) Foreign                                      44,651          13,649          31,002
                                          --------------  --------------  --------------
 (c) Subtotal                                323,855,226     115,068,345     208,786,881
 (d) Federal income tax on net capital
  gains                                       26,183,099      10,257,387      15,925,712
 (e) Utilization of capital loss
  carry-forwards                                      --              --              --
 (f) Other                                            --              --              --
                                          --------------  --------------  --------------
 (g) Federal and foreign income taxes
  incurred                                  $350,038,325    $125,325,732    $224,712,593
                                          --------------  --------------  --------------

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2012              2011              CHANGE
----------------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                     $805,988,168       $817,813,096      $(11,824,928)
 Tax deferred acquisition costs                253,002,416        266,456,659       (13,454,243)
 Employee benefits                              11,447,285          5,054,636         6,392,649
 Bonds and other investments                   666,125,537        281,153,876       384,971,661
 NOL/Min tax credit/Foreign tax credits        242,327,721        190,524,387        51,803,334
 Other                                          13,105,569         12,300,331           805,238
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Ordinary                     1,991,996,696      1,573,302,985       418,693,711
  Ordinary Statutory Valuation Allowance                --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross ordinary DTA          1,991,996,696      1,573,302,985       418,693,711
  Nonadmitted ordinary DTA                   1,100,066,331        326,583,260       773,483,071
                                          ----------------  -----------------  ----------------
  Admitted ordinary DTA                        891,930,365      1,246,719,725      (354,789,360)
                                          ----------------  -----------------  ----------------
DTA: CAPITAL
 Bonds and other investments                    73,968,061        177,028,688      (103,060,627)
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Capital                         73,968,061        177,028,688      (103,060,627)
  Capital Statutory Valuation Allowance                 --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross capital DTA              73,968,061        177,028,688      (103,060,627)
  Nonadmitted capital DTA                       47,098,013        171,377,688      (124,279,675)
                                          ----------------  -----------------  ----------------
  Admitted capital DTA                          26,870,048          5,651,000        21,219,048
                                          ----------------  -----------------  ----------------
                      TOTAL ADMITTED DTA      $918,800,413     $1,252,370,725     $(333,570,312)
                                          ----------------  -----------------  ----------------
DTL: ORDINARY
  Bonds and other investments                 $345,583,220       $534,665,193     $(189,081,973)
  Deferred and uncollected                      25,872,755         24,610,814         1,261,941
  Reserves                                     131,595,482        154,167,836       (22,572,354)
  Other                                          8,213,392          9,109,656          (896,264)
                                          ----------------  -----------------  ----------------
   Gross DTL Ordinary                          511,264,849        722,553,499      (211,288,650)
                                          ----------------  -----------------  ----------------
DTL: CAPITAL
  Investment related                            12,811,948                 --        12,811,948
  Other                                                 --                 --                --
                                          ----------------  -----------------  ----------------
   Gross DTL Capital                            12,811,948                 --        12,811,948
                                          ----------------  -----------------  ----------------
                               TOTAL DTL      $524,076,797       $722,553,499     $(198,476,702)
                                          ----------------  -----------------  ----------------
                  NET ADJUSTED DTA/(DTL)      $394,723,616       $529,817,226     $(135,093,610)
                                          ----------------  -----------------  ----------------
Adjust for the change in deferred tax on                                           (443,824,011)
 unrealized gains/losses
Adjust for the stock compensation                                                     2,470,893
 transfer
Adjust for the change in nonadmitted                                                649,203,396
 deferred tax
Other Adjustments                                                                            --
                                                                               ----------------
Adjusted change in net deferred Income                                              $72,756,668
 Tax
                                                                               ----------------

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                             % OF PRE-TAX
                                            2012                INCOME            2011
                                         TAX EFFECT         $1,061,415,077     TAX EFFECT
------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $371,495,277             35.00%       $(256,385,476)
Tax preferred investments                (89,000,000)            -8.39%         (91,500,000)
Affiliated dividends                     (12,600,000)            -1.19%         (25,714,500)
Valuation Allowance                               --              0.00%                  --
All other                                  7,386,380              0.70%            (683,314)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------
Federal and foreign income taxes
 incurred                               $350,038,325             32.98%        $125,325,732
Change in net deferred income taxes      (72,756,668)            -6.86%        (499,609,022)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------

                                          % OF PRE-TAX                          % OF PRE-TAX
                                             INCOME           2010                 INCOME
                                         $(732,529,932)    TAX EFFECT           $39,421,066
--------------------------------------  -------------------------------------------------------
Statutory tax -- 35%                          35.00%       $13,797,373               35.00%
Tax preferred investments                     12.49%       (92,800,000)            -235.41%
Affiliated dividends                           3.51%       (49,000,000)            -124.30%
Valuation Allowance                            0.00%        18,491,508               46.91%
All other                                      0.09%        21,947,331               55.68%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------
Federal and foreign income taxes
 incurred                                    -17.11%      $(40,522,705)            -102.79%
Change in net deferred income taxes           68.20%       (47,041,083)            -119.33%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------

E. 1. At December 31, 2012, the Company had $83,580,308 of net operating loss carryforward and $45,533,890 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2012                             $ --
2011                             $ --
2010                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2012.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Woodbury Financial Services, Inc.
Fencourt Reinsurance Company, Ltd.                     Hartford Life, Ltd.
Heritage Reinsurance Co., Ltd.                         Hartford Life Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford Life and Annuity Insurance Company
Hartford Investment Management Co.                     Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 White River Life Reinsurance Company
Business Management Group, Inc.                        Hartford Fund Management Group, Inc.

  2.   Federal Income Tax Allocation

     The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $23,783,887 and $538,948,935 respectively, as of December 31, 2012 and $27,899,817 and $200,232,730 respectively, as of December 31, 2011.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                         Direct            Assumed             Ceded                   Net
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                        Direct            Assumed             Ceded                    Net
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

                                                          DIRECT           ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits                 $9,741,574,542    $3,144,059,280    $(4,095,902,315)        $8,789,731,507
Policy and contract claim liabilities                      54,934,084        10,325,147        (23,615,797)            41,643,434
Premium and annuity considerations                      2,667,556,144       652,323,718     (2,209,840,036)         1,110,039,826
Death, annuity, disability and other benefits             487,561,170       390,966,382       (172,286,142)           706,241,410
Surrenders and other fund withdrawals                   8,302,516,938       209,026,355     (8,228,197,412)           283,345,881

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2012, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, have reserve credits totaling $596 million and $483 million for Transamerica Life Insurance Company and Connecticut General Life Insurance Company, respectively.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $307,774,786 in 2012, a decrease of $88,280,194 from the 2011 balance of $396,054,980. The total amount of reinsurance credits taken for this agreement was $473,499,670 in 2012, a decrease of $135,815,684 from the 2011 balance of $609,315,354.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $172,316,300, $179,915,572 and $160,823,000 for the
    years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $826,283, $859,383 and $824,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $3,294,187, $3,559,447 and $3,413,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,817,698, $3,044,045 and $2,952,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd. The Company assumes 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2012 and 2011, the Company recorded a net (payable)/receivable of $(1,490,759) and $35,984,078, respectively, and collected premiums of $9,541,634, $10,370,089, and $344,271,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK; and, as of November 1, 2010, GMDB and GMWB riders assumed by the Company from HLL.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2012 and 2011, the Company recorded a receivable of $172,250,508 and $0 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $527,400,013 and $221,498,890, respectively, reported within Other liabilities ; Funds held under reinsurance treaties with unauthorized reinsurers of $212,088,584 and $189,281,081, respectively; and paid premiums of $719,723,726, $885,985,397, and $1,558,884,000, for the years ended
December 31, 2012, 2011, and 2010, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $200,281,441, $209,973,214 and $348,509,000 for the years ended December 31,
2012, 2011 and 2010, respectively. See Note 16.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity. Because of this transaction, the Company will cease ceding new business to WRR.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2012                                      2011
                                              Gross             Net of Loading          Gross             Net of Loading
----------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                        $1,616,249             $1,988,768         $3,057,394             $3,574,806
Ordinary renewal                             17,869,947             21,931,463         16,480,250             13,986,006
Group life                                       49,363                 32,976             54,208                 35,800
                                          -------------          -------------      -------------          -------------
                                   TOTAL    $19,535,559            $23,953,207        $19,591,852            $17,596,612
                                          -------------          -------------      -------------          -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees were charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2012 and 2011, the Company reported $13,512,043 and $19,756,182, respectively, as receivables from and $35,894,640 and $23,109,160, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012. The Hartford announced these changes in April 2012.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred expenses related to the Pension Plans of $22,147,339, $18,704,662 and $15,265,680, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The Hartford announced these changes in April 2012. For the years ended December 31, 2012, 2011 and 2010, the Company incurred expense related to the other postretirement benefit plans of $664,015, $1,383,478 and $1,567,512, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of base salary, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012, 2011 and 2010 were $4,731,580, $4,883,327 and $5,756,026, respectively.

Effective January 1, 2013, the Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Hartford's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2012, 2011, and 2010, the Company was allocated expenses under these plans of $591,375, $664,382, and $712,102, respectively. In addition, expenses for the Company under this plan were $125,785, $32,433 and ($395,700) for the years ended December 31, 2012, 2011 and 2010, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2012, 2011, and 2010, ordinary dividends of $0, $0 and $72,000,000, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $82,204,354 in 2013.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                                2012             2011
--------------------------------------------------------------------------
Unrealized capital losses, net of tax         $934,084,695    $201,370,652
Nonadmitted asset values                     1,168,207,992     519,577,245
Asset valuation reserve                        162,571,194     179,493,239
Provision for reinsurance                               --           1,100

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $45,851,885,131 and $48,255,070,982 as of December 31, 2012 and 2011, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2012 and 2011, the Company's Separate Account statement included legally insulated assets of $45,851,885,131 and $48,255,070,982, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $971,069,837, $1,095,419,763 and $1,172,978,000 for the years ended December 31, 2012, 2011 and 2010, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2012 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for        $ --             $ --              $ --             $905,791,935       $905,791,935
 the year ended 2012:
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           45,201,230,236     45,201,230,236
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           45,201,230,236     45,201,230,236
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of 5% or more
 At fair value                                  --               --                --           45,070,354,835     45,070,354,835
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of less than 5%
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           45,070,354,835     45,070,354,835
 Not subject to discretionary                   --               --                --              130,875,401        130,875,401
  withdrawal
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --         $ 45,201,230,236   $ 45,201,230,236
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $905,791,935            $866,204,030          $1,066,846,000
Transfer from Separate Accounts                                8,502,888,504           8,302,354,037           7,208,445,000
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (7,597,096,569)         (7,436,150,007)         (6,141,599,000)
Internal exchanges and other Separate Account activity            (4,353,290)            (10,460,311)             (2,822,000)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of         $(7,601,449,859)        $(7,446,610,318)        $(6,144,421,000)
 Operations
                                                           -----------------       -----------------       -----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $41,397 (which includes refunds received), $777,869 and $166,851 in 2012, 2011 and 2010 respectively, of which $202,259, $694,413 and $34,365 in 2012, 2011 and
2010 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,635,667 and $3,433,408 as of December 31, 2012 and 2011, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $7,635,952, $8,039,174 and $6,941,575 in 2012, 2011 and 2010, respectively.
Future minimum rental commitments are as follows:

2013                               $4,807,155
2014                                3,331,208
2015                                2,612,822
2016                                1,943,629
2017                                1,202,669
                                -------------
Total                             $13,897,483
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the fourth quarter of 2012 and is expected to conclude by the end of 2014. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $83,835,300, $119,417,997 and $88,631,465 related to the Separate Account DRD for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(5,164,700), $938,384 and $(4,168,534) in 2012,
2011 and 2010, respectively.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,614,650, $6,751,856, and $2,396,560 related to Separate Account foreign tax credit in the years ended December 31, 2012, 2011 and 2010, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2012, the Company had outstanding commitments totaling $2,189,520 of which $2,189,520 is committed to fund limited partnership investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting decreased net income by approximately $0 and $1,973,000, for 2011 and 2010, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2011 and 2010.

14.  SALES OF AFFILIATES

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc. ("Woodbury Financial Services", "WFS"), a wholly-owned subsidiary, to AIG Advisor Group, Inc. ("AIG Advisor Group"), a subsidiary of American International Group, Inc. The disposition resulted in a gain of $37 million before tax.

15.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2012, through October 21, 2013, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America ("Prudential"), a subsidiary of Prudential Financial, Inc. for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and is estimated to result in a before tax gain greater than $1.0 billion consisting of a reinsurance gain and investment-related gains, and an estimated increase to surplus greater than $1.0 billion, before tax. A reinsurance gain of approximately $600 million will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of separate account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The Company simultaneously recaptured the individual life insurance assumed by an affiliate, Champlain Life Reinsurance Company ("Champlain"). As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

On February 5, 2013, the Company received permission from the Commissioner to pay an extraordinary dividend of $1,050,000,000 to its parent, HLIC. The Company paid this return of capital on February 22, 2013.

On June 27, 2013, The Hartford announced it had entered into a definitive agreement to sell Hartford Life International Limited (HLIL), a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. The purchase price is based on HLIL's financial position as of March 31, 2013. Certain accounting results that occur after March 31, 2013 through the date of the closing of the transaction are passed to the buyer. At closing, HLIL's sole asset will be its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale is expected to close by the end of 2013, subjuect to regulatory approvals and customary closing conditions. As a result of the sale, ILA's surplus is expected to decrease by approximately $140 million, after tax. As part of the transaction, the Company will novate its Modco reinsurance agreement with HLL.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(3)
     (1)  Accidental Death Benefit Rider(6)
     (2)  Deduction Amount Waiver Rider(6)
     (3)  Enhanced No-Lapse Guarantee Rider(6)
     (4)  Term Insurance Rider(6)
     (5)  Waiver of Specified Amount Disability Benefit Rider(6)
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(3)
(f)       Certificate of Incorporation of Hartford and Bylaws of Hartford.(5)
(g)       Contracts of Reinsurance.
     (1)  Canada Life Assurance Company(6)
     (2)  Continental Insurance Company of Chicago Illinois(6)
          (i)   Amendment 2002(8)
     (3)  Employers Reassurance Corporation(6)
          (i)   Amendment No. 5(8)
     (4)  Gerling Global Life Insurance Company(6)
     (5)  Life Reassurance Corporation of America(6)
     (6)  Lincoln National Life Insurance Company(6)
     (7)  Munich American Reassurance Company(6)
     (8)  RGA Reinsurance Company(6)
     (9)  Security Life of Denver Insurance Company(6)
     (10) Swiss RE Life & Health American, Inc.(6)
     (11) Transamerica Occidental Insurance Company(6)
          (i)   Amendment Nos. 17 and 21(8)
     (12) The Prudential Insurance Company of America
(h)       Participation Agreements and Amendments.(8)
     (1)  AllianceBernstein Variable Products Series Fund, Inc.(6)
     (2)  American Funds Insurance Series(6)
          (i)   Amendment No. 6(8)
     (3)  Fidelity Variable Insurance Products(6)
     (4)  Franklin Templeton Variable Products Trust(6)
     (5)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(6)
     (6)  Invesco Variable Insurance Funds(6)
     (7)  Lord Abbett Series Fund, Inc.(6)
     (8)  MFS Variable Insurance Trust(6)

     (9)  Oppenheimer Variable Account Funds(6)
     (10) Putnam Variable Trust(6)
     (11) The Universal Institutional Funds, Inc.(6)
     (i) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(4)
     (ii) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(4)
(i)       Administrative Services Agreements and Amendments.
     (1)  Fidelity Variable Insurance Products(6)
     (2)  Franklin Templeton(6)
     (3)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(6)
     (4)  Invesco Variable Insurance Funds(6)
     (5)  Lord Abbett Series Fund, Inc.(6)
     (6)  The Universal Institutional Funds, Inc.(6)
     (7)  The Prudential Insurance Company of America(8)
(j)       Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Vice President and Assistant General Counsel.
(l)       Not Applicable.
(m)       Not Applicable.
(n)  (1)  Consent of Independent Registered Public Accounting Firm
     (2)  Consent of Independent Auditors
     (3)  Copy of Power of Attorney.
(o)       No financial statement will be omitted.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(7)

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 23, 2012.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(5) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 333-83057, filed with the Securities and Exchange Commission on April 23, 2012.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 22, 2013.

(8) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-6, File No. 333-83057, filed with the Securities and Exchange Commission on April 22, 2013.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (2)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
William P. Meaney (1)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Jahn Marie Surette                  Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement, File No. 333-148814, filed on April 22, 2013.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Christopher S. Connor (4)       AML Officer & Chief Compliance Officer
Michael J. Fixer (2)            Assistant Treasurer & Assistant Vice President
Denise Gagnon (1)               Privacy Officer
Sarah J. Harding (2)            Assistant Secretary
Audrey E. Hayden (2)            Assistant Secretary
Michael R. Hazel (1)            Assistant Vice President
Kathleen E. Jorens (2)          Vice President & Assistant Treasurer
Robert W. Paiano (2)            Senior Vice President, Treasurer
Cathleen Shine (1)              Secretary
Diane E. Tatelman (2)           Vice President/Corporate Tax
Eamon J. Twomey (3)             Vice President and Chief Operating Officer
Jane Wolak (1)                  Director
Melinda Zwecker (2)             Assistant Vice President

------------

The principal business address of each of the above individuals are:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  One Hartford Plaza, Hartford, CT 06155

(3)  1 Griffin Road North, Windsor, CT 06095

(4)  100 Matsonford Road, Radnor, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

The Hartford                                        200 Hopmeadow Street, Simsbury, CT 06089
Hartford Equity Sales Company, Inc.                 200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         213 Washington Street, Newark, NJ 07102

ITEM 32.  MANAGEMENT SERVICES

     On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 21st day of October, 2013.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    Beth A. Bombara*                     *By:   /s/ Sun-Jin Moon
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Sun-Jin Moon
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                   *By:   /s/ Sun-Jin Moon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President,                                  Sun-Jin Moon
 Treasurer, Director*                                                     Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,                        Date:  October 21, 2013
 Chief Accounting Officer, Chief Financial Officer*

333-83057

                                 EXHIBIT INDEX

(k) Opinion and consent of Lisa M. Proch, Vice President and Assistant General Counsel.
(n)  (1)   Consent of Independent Registered Public Accounting Firm
(n)  (2)   Consent of Independent Auditors
(n)  (3)   Copy of Power of Attorney